                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-5897

                    RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 1/31

Date of reporting period: 1/31

Annual Report
and Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
PORTFOLIO BUILDER SERIES

ANNUAL REPORT FOR THE
PERIOD ENDED JANUARY 31, 2009


THIS ANNUAL REPORT DESCRIBES SIX FUNDS,
EACH OF WHICH INVESTS IN OTHER
RIVERSOURCE FUNDS. THE OBJECTIVE OF
EACH FUND IS THE HIGHEST LEVEL OF TOTAL
RETURN THAT IS CONSISTENT WITH AN
ACCEPTABLE LEVEL OF RISK.


RiverSource Portfolio Builder Conservative Fund
RiverSource Portfolio Builder Moderate Conservative Fund
RiverSource Portfolio Builder Moderate Fund
RiverSource Portfolio Builder Moderate Aggressive Fund
RiverSource Portfolio Builder Aggressive Fund
RiverSource Portfolio Builder Total Equity Fund


(This annual report includes a prospectus
that describes in detail each Fund's
objective, investment strategy, risks,
sales charges, fees and other matters of
interest. Please read the prospectus
carefully before you invest or send money.)              (ADVICE-BUILT(SM) SOLUTIONS LOGO)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance
  RiverSource Portfolio Builder
    Conservative Fund..............    3
  RiverSource Portfolio Builder
    Moderate Conservative Fund.....    6
  RiverSource Portfolio Builder
    Moderate Fund..................    9
  RiverSource Portfolio Builder
    Moderate Aggressive Fund.......   12
  RiverSource Portfolio Builder
    Aggressive Fund................   15
  RiverSource Portfolio Builder
    Total Equity Fund..............   18
Manager Commentary.................   21
The Fund's Long-term Performance...   26
Investment Changes.................   38
Fund Expenses Examples.............   50
Investments in Affiliated Funds....   57
Statements of Assets and
  Liabilities......................   69
Statements of Operations...........   71
Statements of Changes in Net
  Assets...........................   73
Financial Highlights...............   76
Notes to Financial Statements......   88
Report of Independent Registered
  Public Accounting Firm...........   99
Federal Income Tax Information.....  100
Board Members and Officers.........  102
Proxy Voting.......................  104



       (DALBAR LOGO)

The RiverSource mutual
fund shareholder reports
have been awarded the
Communications Seal from
Dalbar Inc., an
independent financial
services research firm.
The Seal recognizes
communications
demonstrating a level of
excellence in the
industry.


--------------------------------------------------------------------------------
2  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------

RiverSource Portfolio Builder Conservative Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Portfolio Builder Conservative Fund (the Fund) Class A shares fell
  13.09% (excluding sales charge) for the 12 months ended Jan. 31, 2009.

> The Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, advanced 2.59% for the period.

> The Fund's domestic equity benchmark, the Russell 3000(R) Index, declined
  38.86% for the period.

> The MSCI EAFE Index, decreased 43.42% during the same 12-month period.

> The Citigroup 3-Month U.S. Treasury Bill Index gained 1.52% for the same period.

> The Fund underperformed its Blended Index, composed of 70% Barclays Capital
  U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index), 14% Russell 3000(R) Index, 10% Citigroup 3-Month U.S. Treasury Bill Index and 6% Morgan Stanley Capital International (MSCI) EAFE Index, which declined 7.46% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2009)
--------------------------------------------------------------------------------


                                                                                       Since
                                                                                     inception
                                                                  1 year   3 years     3/4/04
----------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund
  Class A (excluding sales charge)                               -13.09%    -1.13%     +1.01%
----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index (unmanaged)            +2.59%    +5.19%     +4.18%
----------------------------------------------------------------------------------------------
Russell 3000(R) Index (unmanaged)                                -38.86%   -12.23%     -4.59%
----------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                                      -43.42%   -11.84%     -0.78%
----------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index (unmanaged)            +1.52%    +3.65%     +3.12%
----------------------------------------------------------------------------------------------
Blended Index (unmanaged)                                         -7.46%    +1.54%     +2.59%
----------------------------------------------------------------------------------------------



(See "The Fund's Long-term Performance" for index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of RiverSource Portfolio Builder Conservative Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                   RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Portfolio Builder Conservative Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT JAN. 31, 2009
                                                                                        SINCE
Without sales charge                                               1 YEAR   3 YEARS   INCEPTION
Class A (inception 3/4/04)                                        -13.09%    -1.13%     +1.01%
-----------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                        -13.69%    -1.88%     +0.24%
-----------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                        -13.75%    -1.91%     +0.24%
-----------------------------------------------------------------------------------------------
Class R4 (inception 3/4/04)                                       -12.71%    -0.85%     +1.23%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 3/4/04)                                        -17.25%    -2.73%     -0.20%
-----------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                        -17.89%    -3.03%     -0.10%
-----------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                        -14.59%    -1.91%     +0.24%
-----------------------------------------------------------------------------------------------



AT DEC. 31, 2008
                                                                                        SINCE
Without sales charge                                               1 YEAR   3 YEARS   INCEPTION
Class A (inception 3/4/04)                                        -11.91%    -0.17%     +1.39%
-----------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                        -12.69%    -0.95%     +0.61%
-----------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                        -12.56%    -0.91%     +0.63%
-----------------------------------------------------------------------------------------------
Class R4 (inception 3/4/04)                                       -11.60%    +0.12%     +1.63%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 3/4/04)                                        -16.11%    -1.77%     +0.16%
-----------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                        -16.93%    -2.11%     +0.26%
-----------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                        -13.41%    -0.91%     +0.63%
-----------------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

The RiverSource Portfolio Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
4  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund


ANNUAL OPERATING EXPENSE RATIO (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                                Net fund and
                                                                         Acquired fund          acquired fund
                                               Total annual fund       (underlying fund)      (underlying fund)
                                             operating expenses(a)   fees and expenses(b)   fees and expenses(b)
----------------------------------------------------------------------------------------------------------------
Class A                                              0.47%                   0.59%                  1.06%
----------------------------------------------------------------------------------------------------------------
Class B                                              1.22%                   0.59%                  1.81%
----------------------------------------------------------------------------------------------------------------
Class C                                              1.22%                   0.59%                  1.81%
----------------------------------------------------------------------------------------------------------------
Class R4                                             0.39%                   0.59%                  0.97%
----------------------------------------------------------------------------------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan. 31, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.27% for Class C; and 0.41% for Class R4.
(b) In addition to the total annual fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's acquired fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.66% for all classes, and the net fund and acquired fund (underlying fund) fees and expenses would have been 1.13% for Class A; 1.88% for Class B; 1.88% for Class C; and 1.05% for Class R4 for the year ended Jan. 31, 2009.


--------------------------------------------------------------------------------
                   RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  5

YOUR FUND AT A GLANCE ----------------------------------------------------------

RiverSource Portfolio Builder Moderate Conservative Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Portfolio Builder Moderate Conservative Fund (the Fund) Class A shares declined 19.31% (excluding sales charge) for the 12 months ended Jan. 31, 2009.

> The Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, advanced 2.59% for the period.

> The Fund's domestic equity benchmark, the Russell 3000(R) Index, declined
  38.86% for the period.

> The MSCI EAFE Index fell 43.42% during the same 12-month period.

> The Citigroup 3-Month U.S. Treasury Bill Index gained 1.52% for the same period.

> The Fund underperformed its Blended Index, composed of 60% Barclays Capital
  U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index), 25% Russell 3000(R) Index, 10% Morgan Stanley Capital International
  (MSCI) EAFE Index and 5% Citigroup 3-Month U.S. Treasury Bill Index, which decreased 14.37% for the period.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2009)
--------------------------------------------------------------------------------


                                                                                       Since
                                                                                     inception
                                                                  1 year   3 years     3/4/04
----------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate Conservative Fund
  Class A (excluding sales charge)                               -19.31%    -3.33%     +0.32%
----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index (unmanaged)            +2.59%    +5.19%     +4.18%
----------------------------------------------------------------------------------------------
Russell 3000(R) Index (unmanaged)                                -38.86%   -12.23%     -4.59%
----------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                                      -43.42%   -11.84%     -0.78%
----------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index (unmanaged)            +1.52%    +3.65%     +3.12%
----------------------------------------------------------------------------------------------
Blended Index (unmanaged)                                        -14.37%    -1.01%     +1.48%
----------------------------------------------------------------------------------------------



(See "The Fund's Long-term Performance" for index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of RiverSource Portfolio Builder Moderate Conservative Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
6  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate Conservative Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT JAN. 31, 2009
                                                                                        SINCE
Without sales charge                                               1 YEAR   3 YEARS   INCEPTION
Class A (inception 3/4/04)                                        -19.31%    -3.33%     +0.32%
-----------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                        -19.89%    -4.04%     -0.43%
-----------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                        -19.88%    -4.03%     -0.42%
-----------------------------------------------------------------------------------------------
Class R4 (inception 3/4/04)                                       -18.93%    -3.05%     +0.57%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 3/4/04)                                        -23.13%    -4.88%     -0.88%
-----------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                        -23.80%    -5.14%     -0.76%
-----------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                        -20.66%    -4.03%     -0.42%
-----------------------------------------------------------------------------------------------



AT DEC. 31, 2008
                                                                                        SINCE
Without sales charge                                               1 YEAR   3 YEARS   INCEPTION
Class A (inception 3/4/04)                                        -18.31%    -1.69%     +0.96%
-----------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                        -18.89%    -2.43%     +0.20%
-----------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                        -18.96%    -2.42%     +0.21%
-----------------------------------------------------------------------------------------------
Class R4 (inception 3/4/04)                                       -18.02%    -1.44%     +1.19%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 3/4/04)                                        -22.17%    -3.27%     -0.27%
-----------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                        -22.84%    -3.55%     -0.14%
-----------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                        -19.75%    -2.42%     +0.21%
-----------------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

The RiverSource Portfolio Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
                   RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  7

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Portfolio Builder Moderate Conservative Fund


ANNUAL OPERATING EXPENSE RATIO (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                                Net fund and
                                                                         Acquired fund          acquired fund
                                               Total annual fund       (underlying fund)      (underlying fund)
                                             operating expenses(a)   fees and expenses(b)   fees and expenses(b)
----------------------------------------------------------------------------------------------------------------
Class A                                              0.44%                   0.65%                  1.09%
----------------------------------------------------------------------------------------------------------------
Class B                                              1.19%                   0.65%                  1.84%
----------------------------------------------------------------------------------------------------------------
Class C                                              1.19%                   0.65%                  1.84%
----------------------------------------------------------------------------------------------------------------
Class R4                                             0.37%                   0.65%                  1.02%
----------------------------------------------------------------------------------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan. 31, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.27% for Class C; and 0.41% for Class R4.
(b) In addition to the total annual fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's acquired fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.70% for all classes, and the net fund and acquired fund (underlying fund) fees and expenses would have been 1.14% for Class A; 1.89% for Class B; 1.89% for Class C; and 1.07% for Class R4 for the year ended Jan. 31, 2009.


--------------------------------------------------------------------------------
8  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------

RiverSource Portfolio Builder Moderate Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Portfolio Builder Moderate Fund (the Fund) Class A shares fell
  25.51% (excluding sales charge) for the 12 months ended Jan. 31, 2009.

> The Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, advanced 2.59% for the period.

> The Fund's domestic equity benchmark, the Russell 3000(R) Index, declined
  38.86% for the same 12-month period.

> The MSCI EAFE Index decreased 43.42% during the same period.

> The Fund underperformed its Blended Index, composed of 50% Barclays Capital
  U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index), 35% Russell 3000(R) Index and 15% Morgan Stanley Capital International
  (MSCI) EAFE Index, which declined 20.95% for the period.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2009)
--------------------------------------------------------------------------------


                                                                                       Since
                                                                                     inception
                                                                  1 year   3 years     3/4/04
----------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate Fund
  Class A (excluding sales charge)                               -25.51%    -5.77%     -0.57%
----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index (unmanaged)            +2.59%    +5.19%     +4.18%
----------------------------------------------------------------------------------------------
Russell 3000(R) Index (unmanaged)                                -38.86%   -12.23%     -4.59%
----------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                                      -43.42%   -11.84%     -0.78%
----------------------------------------------------------------------------------------------
Blended Index (unmanaged)                                        -20.95%    -3.58%     +0.33%
----------------------------------------------------------------------------------------------



(See "The Fund's Long-term Performance" for index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of RiverSource Portfolio Builder Moderate Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                   RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  9

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Portfolio Builder Moderate Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT JAN. 31, 2009
                                                                                        SINCE
Without sales charge                                               1 YEAR   3 YEARS   INCEPTION
Class A (inception 3/4/04)                                        -25.51%    -5.77%     -0.57%
-----------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                        -26.12%    -6.51%     -1.34%
-----------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                        -25.99%    -6.48%     -1.31%
-----------------------------------------------------------------------------------------------
Class R4 (inception 3/4/04)                                       -25.22%    -5.50%     -0.31%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 3/4/04)                                        -29.81%    -7.60%     -1.75%
-----------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                        -29.74%    -7.56%     -1.67%
-----------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                        -26.72%    -6.48%     -1.31%
-----------------------------------------------------------------------------------------------



AT DEC. 31, 2008
                                                                                        SINCE
Without sales charge                                               1 YEAR   3 YEARS   INCEPTION
Class A (inception 3/4/04)                                        -24.39%    -3.46%     +0.36%
-----------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                        -25.06%    -4.24%     -0.43%
-----------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                        -25.01%    -4.21%     -0.40%
-----------------------------------------------------------------------------------------------
Class R4 (inception 3/4/04)                                       -24.16%    -3.21%     +0.62%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 3/4/04)                                        -28.75%    -5.36%     -0.86%
-----------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                        -28.73%    -5.32%     -0.77%
-----------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                        -25.75%    -4.21%     -0.40%
-----------------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

The RiverSource Portfolio Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
10  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate Fund



ANNUAL OPERATING EXPENSE RATIO (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                                Net fund and
                                                                         Acquired fund          acquired fund
                                               Total annual fund       (underlying fund)      (underlying fund)
                                             operating expenses(a)   fees and expenses(b)   fees and expenses(b)
----------------------------------------------------------------------------------------------------------------
Class A                                              0.43%                   0.70%                  1.13%
----------------------------------------------------------------------------------------------------------------
Class B                                              1.19%                   0.70%                  1.89%
----------------------------------------------------------------------------------------------------------------
Class C                                              1.19%                   0.70%                  1.89%
----------------------------------------------------------------------------------------------------------------
Class R4                                             0.35%                   0.70%                  1.05%
----------------------------------------------------------------------------------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan. 31, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.27% for Class C; and 0.41% for Class R4.
(b) In addition to the total annual fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's acquired fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.73% for all classes, and the net fund and acquired fund (underlying fund) fees and expenses would have been 1.16% for Class A; 1.92% for Class B; 1.92% for Class C; and 1.08% for Class R4 for the year ended Jan. 31, 2009.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  11

YOUR FUND AT A GLANCE ----------------------------------------------------------

RiverSource Portfolio Builder Moderate Aggressive Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Portfolio Builder Moderate Aggressive Fund (the Fund) Class A shares decreased 31.15% (excluding sales charge) for the 12 months ended Jan. 31, 2009.

> The Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, advanced 2.59% for the period.

> The Fund's domestic equity benchmark, the Russell 3000(R) Index, declined
  38.86% for the same 12-month period.

> The MSCI EAFE Index, decreased 43.42% during the same period.

> The Fund underperformed its Blended Index, composed of 35% Barclays Capital
  U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index), 46% Russell 3000(R) Index and 19% Morgan Stanley Capital International
  (MSCI) EAFE Index, which declined 27.12% for the period.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2009)
--------------------------------------------------------------------------------


                                                                                       Since
                                                                                     inception
                                                                  1 year   3 years     3/4/04
----------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate Aggressive Fund
  Class A (excluding sales charge)                               -31.15%    -8.26%     -1.81%
----------------------------------------------------------------------------------------------
Russell 3000(R) Index (unmanaged)                                -38.86%   -12.23%     -4.59%
----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index (unmanaged)            +2.59%    +5.19%     +4.18%
----------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                                      -43.42%   -11.84%     -0.78%
----------------------------------------------------------------------------------------------
Blended Index (unmanaged)                                        -27.12%    -6.20%     -0.90%
----------------------------------------------------------------------------------------------



(See "The Fund's Long-term Performance" for index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of RiverSource Portfolio Builder Moderate Aggressive Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
12  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate Aggressive Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT JAN. 31, 2009
                                                                                       SINCE
Without sales charge                                              1 YEAR   3 YEARS   INCEPTION
Class A (inception 3/4/04)                                       -31.15%    -8.26%     -1.81%
----------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                       -31.65%    -8.95%     -2.55%
----------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                       -31.63%    -8.92%     -2.53%
----------------------------------------------------------------------------------------------
Class R4 (inception 3/4/04)                                      -30.91%    -7.99%     -1.56%
----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 3/4/04)                                       -35.11%   -10.05%     -2.98%
----------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                       -34.99%    -9.95%     -2.86%
----------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                       -32.30%    -8.92%     -2.53%
----------------------------------------------------------------------------------------------



AT DEC. 31, 2008
                                                                                        SINCE
Without sales charge                                               1 YEAR   3 YEARS   INCEPTION
Class A (inception 3/4/04)                                        -29.97%    -5.34%     -0.60%
-----------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                        -30.44%    -6.00%     -1.32%
-----------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                        -30.45%    -6.01%     -1.33%
-----------------------------------------------------------------------------------------------
Class R4 (inception 3/4/04)                                       -29.66%    -5.06%     -0.34%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 3/4/04)                                        -34.00%    -7.19%     -1.80%
-----------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                        -33.85%    -7.03%     -1.65%
-----------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                        -31.13%    -6.01%     -1.33%
-----------------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

The RiverSource Portfolio Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  13

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Portfolio Builder Moderate Aggressive Fund


ANNUAL OPERATING EXPENSE RATIO (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                                Net fund and
                                                                         Acquired fund          acquired fund
                                               Total annual fund       (underlying fund)      (underlying fund)
                                             operating expenses(a)   fees and expenses(b)   fees and expenses(b)
----------------------------------------------------------------------------------------------------------------
Class A                                              0.47%                   0.74%                  1.21%
----------------------------------------------------------------------------------------------------------------
Class B                                              1.23%                   0.74%                  1.97%
----------------------------------------------------------------------------------------------------------------
Class C                                              1.22%                   0.74%                  1.96%
----------------------------------------------------------------------------------------------------------------
Class R4                                             0.35%                   0.74%                  1.09%
----------------------------------------------------------------------------------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan. 31, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.27% for Class C; and 0.41% for Class R4.
(b) In addition to the total annual fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's acquired fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.77% for all classes, and the net fund and acquired fund (underlying fund) fees and expenses would have been 1.24% for Class A; 2.00% for Class B; 1.99% for Class C; and 1.12% for Class R4 for the year ended Jan. 31, 2009.


--------------------------------------------------------------------------------
14  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------

RiverSource Portfolio Builder Aggressive Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Portfolio Builder Aggressive Fund (the Fund) Class A shares fell
  36.52% (excluding sales charge) for the 12 months ended Jan. 31, 2009.

> The Fund's domestic equity benchmark, the Russell 3000(R) Index, declined
  38.86% for the same 12-month period.

> The Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, advanced 2.59% for the period.

> The MSCI EAFE Index, fell 43.42% during the same period.

> The Fund underperformed its Blended Index, composed of 20% Barclays Capital
  U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index), 56% Russell 3000(R) Index and 24% Morgan Stanley Capital International
  (MSCI) EAFE Index, which declined 32.97% for the period.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2009)
--------------------------------------------------------------------------------


                                                                                       Since
                                                                                     inception
                                                                  1 year   3 years     3/4/04
----------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Aggressive Fund
  Class A (excluding sales charge)                               -36.52%   -10.88%     -3.12%
----------------------------------------------------------------------------------------------
Russell 3000(R) Index (unmanaged)                                -38.86%   -12.23%     -4.59%
----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index (unmanaged)            +2.59%    +5.19%     +4.18%
----------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                                      -43.42%   -11.84%     -0.78%
----------------------------------------------------------------------------------------------
Blended Index (unmanaged)                                        -32.97%    -8.83%     -2.18%
----------------------------------------------------------------------------------------------



(See "The Fund's Long-term Performance" for index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of RiverSource Portfolio Builder Aggressive Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  15

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Portfolio Builder Aggressive Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT JAN. 31, 2009
                                                                                       SINCE
Without sales charge                                              1 YEAR   3 YEARS   INCEPTION
Class A (inception 3/4/04)                                       -36.52%   -10.88%     -3.12%
----------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                       -37.04%   -11.57%     -3.86%
----------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                       -37.00%   -11.55%     -3.87%
----------------------------------------------------------------------------------------------
Class R4 (inception 3/4/04)                                      -36.20%   -10.61%     -2.88%
----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 3/4/04)                                       -40.13%   -12.62%     -4.28%
----------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                       -40.15%   -12.53%     -4.17%
----------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                       -37.62%   -11.55%     -3.87%
----------------------------------------------------------------------------------------------



AT DEC. 31, 2008
                                                                                        SINCE
Without sales charge                                               1 YEAR   3 YEARS   INCEPTION
Class A (inception 3/4/04)                                        -35.62%    -7.42%     -1.68%
-----------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                        -36.17%    -8.14%     -2.44%
-----------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                        -36.20%    -8.15%     -2.47%
-----------------------------------------------------------------------------------------------
Class R4 (inception 3/4/04)                                       -35.39%    -7.19%     -1.46%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 3/4/04)                                        -39.34%    -9.22%     -2.87%
-----------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                        -39.32%    -9.14%     -2.75%
-----------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                        -36.83%    -8.15%     -2.47%
-----------------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

The RiverSource Portfolio Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
16  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Portfolio Builder Aggressive Fund



ANNUAL OPERATING EXPENSE RATIO (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                                Net fund and
                                                                         Acquired fund          acquired fund
                                               Total annual fund       (underlying fund)      (underlying fund)
                                             operating expenses(a)   fees and expenses(b)   fees and expenses(b)
----------------------------------------------------------------------------------------------------------------
Class A                                              0.51%                   0.77%                  1.28%
----------------------------------------------------------------------------------------------------------------
Class B                                              1.26%                   0.77%                  2.03%
----------------------------------------------------------------------------------------------------------------
Class C                                              1.26%                   0.77%                  2.03%
----------------------------------------------------------------------------------------------------------------
Class R4                                             0.36%                   0.77%                  1.13%
----------------------------------------------------------------------------------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan. 31, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.27% for Class C; and 0.41% for Class R4.
(b) In addition to the total annual fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's acquired fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.80% for all classes, and the net fund and acquired fund (underlying fund) fees and expenses would have been 1.31% for Class A; 2.06% for Class B; 2.06% for Class C; and 1.16% for Class R4 for the year ended Jan. 31, 2009.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  17

YOUR FUND AT A GLANCE ----------------------------------------------------------

RiverSource Portfolio Builder Total Equity Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Portfolio Builder Total Equity Fund (the Fund) Class A shares declined 41.88% (excluding sales charge) for the 12 months ended Jan. 31, 2009.

> The Fund's domestic equity benchmark, the Russell 3000(R) Index, declined
  38.86% for the same 12-month period.

> The Fund's MSCI EAFE Index decreased 43.42% during the same period.

> The Fund underperformed its Blended Index, composed of 70% Russell 3000(R)
  Index and 30% Morgan Stanley Capital International (MSCI) EAFE Index, which fell 40.19% for the period.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2009)
--------------------------------------------------------------------------------


                                                                                       Since
                                                                                     inception
                                                                  1 year   3 years     3/4/04
----------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Total Equity Fund
  Class A (excluding sales charge)                               -41.88%   -13.66%     -4.53%
----------------------------------------------------------------------------------------------
Russell 3000(R) Index (unmanaged)                                -38.86%   -12.23%     -4.59%
----------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                                      -43.42%   -11.84%     -0.78%
----------------------------------------------------------------------------------------------
Blended Index (unmanaged)                                        -40.19%   -12.32%     -3.93%
----------------------------------------------------------------------------------------------



The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of RiverSource Portfolio Builder Total Equity Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
18  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Portfolio Builder Total Equity Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT JAN. 31, 2009
                                                                                       SINCE
Without sales charge                                              1 YEAR   3 YEARS   INCEPTION
Class A (inception 3/4/04)                                       -41.88%   -13.66%     -4.53%
----------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                       -42.30%   -14.31%     -5.26%
----------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                       -42.31%   -14.32%     -5.26%
----------------------------------------------------------------------------------------------
Class R4 (inception 3/4/04)                                      -41.58%   -13.38%     -4.27%
----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 3/4/04)                                       -45.21%   -15.35%     -5.66%
----------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                       -45.16%   -15.23%     -5.56%
----------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                       -42.88%   -14.32%     -5.26%
----------------------------------------------------------------------------------------------



AT DEC. 31, 2008
                                                                                       SINCE
Without sales charge                                              1 YEAR   3 YEARS   INCEPTION
Class A (inception 3/4/04)                                       -40.94%    -9.55%     -2.77%
----------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                       -41.45%   -10.29%     -3.54%
----------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                       -41.45%   -10.28%     -3.54%
----------------------------------------------------------------------------------------------
Class R4 (inception 3/4/04)                                      -40.73%    -9.31%     -2.54%
----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 3/4/04)                                       -44.32%   -11.32%     -3.95%
----------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                                       -44.35%   -11.25%     -3.85%
----------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                                       -42.03%   -10.28%     -3.54%
----------------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

The RiverSource Portfolio Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  19

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Portfolio Builder Total Equity Fund


ANNUAL OPERATING EXPENSE RATIO (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                                        Net fund and
                                                                                 Acquired fund          acquired fund
                                 Total annual fund      Net annual fund        (underlying fund)      (underlying fund)
                                operating expenses   operating expenses(a)   fees and expenses(b)   fees and expenses(b)
------------------------------------------------------------------------------------------------------------------------
Class A                                0.52%                 0.51%                   0.81%                  1.32%
------------------------------------------------------------------------------------------------------------------------
Class B                                1.28%                 1.27%                   0.81%                  2.08%
------------------------------------------------------------------------------------------------------------------------
Class C                                1.27%                 1.27%                   0.81%                  2.08%
------------------------------------------------------------------------------------------------------------------------
Class R4                               0.36%                 0.36%                   0.81%                  1.17%
------------------------------------------------------------------------------------------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan. 31, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.27% for Class C; and 0.41% for Class R4.
(b) In addition to the total annual fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's acquired fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.83% for all classes, and the net fund and acquired fund (underlying fund) fees and expenses would have been 1.34% for Class A; 2.10% for Class B; 2.10% for Class C; and 1.19% for Class R4 for the year ended Jan. 31, 2009.


--------------------------------------------------------------------------------
20  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

MANAGER COMMENTARY -------------------------------------------------------------

Dear Shareholder,

Each of the six funds in RiverSource Portfolio Builder Series underperformed their respective blended benchmarks for the 12-month period ended Jan. 31, 2009, as shown in the tables on pages 3 to 20. During the same time frame, the funds' domestic equity benchmark, the Russell 3000(R) Index, declined 38.86%, while the funds' bond benchmark, the Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index), advanced 2.59%. The funds' international equity benchmark, the Morgan Stanley Capital International (MSCI) EAFE Index, decreased 43.42%, while the Citigroup 3-Month U.S. Treasury Bill Index gained 1.52% for the period.

PERFORMANCE MEASURES
Each fund has a Blended Index benchmark as described below.

- RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND - 70% Barclays Capital U.S. Aggregate Bond Index, 14% Russell 3000(R) Index, 6% MSCI EAFE Index and 10% Citigroup 3-Month U.S. Treasury Bill Index.

- RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND - 60% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000(R) Index, 10% MSCI EAFE Index and 5% Citigroup 3-Month U.S. Treasury Bill Index.

- RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND - 50% Barclays Capital U.S. Aggregate Bond Index, 35% Russell 3000(R) Index and 15% MSCI EAFE Index.

- RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND - 35% Barclays Capital U.S. Aggregate Bond Index, 46% Russell 3000(R) Index and 19% MSCI EAFE Index.

- RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND - 20% Barclays Capital U.S. Aggregate Bond Index, 56% Russell 3000(R) Index and 24% MSCI EAFE Index.

- RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND - 70% Russell 3000(R) Index and 30% MSCI EAFE Index.

SIGNIFICANT PERFORMANCE FACTORS
One of the biggest challenges for RiverSource Portfolio Builder Series funds came from the fixed income side of the portfolios. The portfolios utilize active fixed income management. Commonly, the fixed income managers do not take significant positions in Treasury-issued debt. Because of this, the funds' fixed income securities struggled to keep pace with government-issued debt during the period. Indeed, government-issued debt ballooned in value during the 12 months, as investors sought the relative safe haven of government-issued bonds during a spate of extreme market volatility that engulfed capital markets across the globe during the second half of the period. Unlike the funds, the Barclays Capital U.S. Aggregate Bond Index holds nearly one third of its assets in highly liquid, government-issued debt, for comparison.

Another headwind for each of the Portfolio Builder funds was poor performance from several of the underlying mutual funds within the equity segment of each portfolio. Returns were dismal across nearly every major asset class during the annual period and the underlying funds with equity positions suffered as well -- some of the largest negative impact came from the large-cap core, large-cap growth and large-cap value segments of the market. Additionally, the underlying funds that provided exposure to the international equity markets detracted somewhat from results during the second half of the period, in large part due to the reversal in the U.S. dollar. Having experienced notable weakness earlier in the year, the U.S. dollar strengthened against other major foreign developed market currencies, especially in October and November. Guidance from the Capital Markets Committee that led to tactical shifts in the asset allocation mix of the Portfolio Builder funds offset some of the difficulties that impacted select underlying funds during the period.

On the positive side, one of the strongest contributors to each of the funds in the series was RiverSource Absolute Return Currency and Income Fund. This underlying fund, considered part of the Portfolio Builder funds' allocation to alternative assets, generated modest but positive returns for the period. Its performance is particularly notable when compared with fixed income investments.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  21

MANAGER COMMENTARY (continued) -------------------------------------------------


THE CAPITAL MARKETS COMMITTEE

Members:                   (NEWSLETTER IMAGE)
- DAVID M. JOY
  Vice President,
  Capital Markets
  Strategy

- WILLIAM F. TRUSCOTT
  Chief Investment
  Officer

- DAN LAUFENBERG
  Vice President and
  Chief U.S. Economist

- OTHER SENIOR INVESTMENT
  PROFESSIONALS

The group meets regularly to review U.S. and global economic and investment conditions, and discuss the relative attractiveness of equities and fixed income securities within various sectors, markets and countries. The consensus opinion of the Capital Markets
Committee is published quarterly as the
Capital Markets Outlook (shown above), which is available from your Ameriprise financial advisor or online at riversource.com/investments.







CHANGES TO THE FUNDS' PORTFOLIOS
While there were no material changes to the investment philosophy during the annual period, the extraordinary market environment did lead to several shifts in positioning. RiverSource Portfolio Builder funds entered the period somewhat defensively positioned with their equity exposures modestly trimmed to neutral relative to their respective blended benchmarks. Markets were under pressure during the first quarter, culminating in the sale of Bear Stearns in March. However, at our March quarterly meeting, we slightly increased the funds' equity position to a modestly overweight allocation in anticipation of a near-term acceleration in economic activity. Indeed, the funds did enjoy a subsequent rally, which unfortunately ran out of steam in May.

At our June quarterly meeting, for the first time since the funds' inception on March 4, 2004, we reduced the funds' overall equity allocation to an underweighted position in anticipation of increasingly difficult economic conditions ahead. We did this primarily by reducing the funds' exposure to international developed market equities and by eliminating the funds' small direct exposure to emerging market equities. We used some of the proceeds to increase allocations to bonds, moving that allocation closer to neutral but still maintaining a modestly underweight exposure compared with the funds' respective blended benchmarks. We also used proceeds to increase the funds' exposure to RiverSource Absolute Return Currency and Income Fund because of the historically low correlation of its asset class vs. broad measures of stocks and bonds. Consequently, the funds ended the first half of the period even more defensively positioned.

In mid-September, we increased the funds' defensive positioning even more. We further reduced international exposure, bringing that allocation to its minimum and redeployed the proceeds into RiverSource Absolute Return Currency and Income Fund. These changes left the funds at the end of September with an underweighted position in equities overall and with a maximum underweighted position in international equities. Within equities, the funds continued to have a bias toward growth stocks over value stocks and to large-cap stocks over small-cap stocks. While we modestly reduced each funds' position in real estate at this time, the funds maintained an overweighted allocation to alternative assets.

Notably, toward the end of October, an ad hoc meeting of the Capital Markets Committee was held for the first time. That meeting resulted in a reduction in the funds' alternative assets position. We also restored the funds' U.S. equity position to neutral. The funds maintained an underweighted exposure to international developed equities and no position in emerging market equities. In December, at the regularly scheduled Capital Markets Committee meeting, the only adjustments made were to reduce the funds' overweightings in U.S. large-cap equities and growth-oriented equities, moving to a more neutral exposure to capitalization size within U.S. equities and to a slight preference toward value-oriented stocks.

OUR FUTURE STRATEGY
Broadly speaking, we believe an economic recovery in the United States may well emerge around the middle of 2009, and we expect U.S. equities to do better as a result. Historically many value-oriented sectors could outperform the broader market if this scenario is realized. We further believe that the United States is further along

--------------------------------------------------------------------------------
22  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


in its business cycle than overseas economies. Given this view, we intend to maintain the funds' underweight allocation to international equities.

Within fixed income, we believe there is value in corporate bonds, both investment grade and high yield, given the historically wide spreads, or differences in yield between these securities and U.S. Treasuries, seen at the end of 2008 and into early 2009. The flight to safety that has driven U.S. Treasury yields to all-time lows leaves them overvalued in our view.

Until the markets do recover and economic activity once again accelerates, we urge investors to manage their near-term expectations of both the equity and fixed income markets and to maintain an unemotional long-term perspective regarding their investments.


(PHOTO - DAVID JOY)                     (PHOTO - WILLIAM TRUSCOTT)

David Joy                               William Truscott
Vice President,                         Senior Vice President and
Capital Markets Strategy                Chief Investment Officer


(PHOTO - KENT BERGENE)                  (PHOTO - MICHELLE KEELEY)

Kent Bergene                            Michelle Keeley
Vice President,                         Executive Vice President,
Mutual Fund and Certificate Products    Equity and Fixed Income



Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.



  Broadly speaking, we believe an economic recovery in the United States may well emerge around the middle of 2009, and we expect U.S. equities to do better as a result.






--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  23

MANAGER COMMENTARY (continued) -------------------------------------------------


RIVERSOURCE PORTFOLIO BUILDER SERIES

HOW EACH FUND SEEKS FOUR LEVELS OF ASSET ALLOCATION AND DIVERSIFICATION



                                                RIVERSOURCE PORTFOLIO BUILDER SERIES INVESTMENT PROCESS
         STEP 1
         -----------------------------------------------------------------------------------------------------------------------

              DISCIPLINED ASSET ALLOCATION

              Based on initial guidance from
 ---->        the Capital Markets Committee,
              the Asset Allocation Committee           EQUITY            FIXED INCOME            CASH         ALTERNATIVE
              determines for each fund the                                                                        INVESTMENTS
              allocation among the three
              primary asset classes.

         -----------------------------------------------------------------------------------------------------------------------

         STEP 2
         -----------------------------------------------------------------------------------------------------------------------

              DIVERSIFICATION AMONG INVESTMENT  DOMESTIC              BOND FUNDS          MONEY MARKET FUNDS  ABSOLUTE
              CATEGORIES                        EQUITY FUNDS          GOVERNMENT                              RETURN FUNDS
                                                GROWTH                INVESTMENT GRADE                        CURRENCY
                                                VALUE                 CORPORATE                                 AND INCOME
                                                BLEND                 HIGH YIELD
              The Asset Allocation Committee    LARGE CAP             CORPORATE
              determines allocation among the   MID CAP               GLOBAL
              investment categories in each     SMALL CAP
              asset class for each fund.        REAL ESTATE

              o  For equity funds, this
                  includes diversification by
                  style, market capitalization  INTERNATIONAL FUNDS
                  and geography.                DEVELOPED MARKETS
                                                EMERGING MARKETS
              o  For fixed income funds, this
                  includes diversification by
                  sector, maturity, duration
                  and credit quality.
         -----------------------------------------------------------------------------------------------------------------------

         STEP 3
         -----------------------------------------------------------------------------------------------------------------------

              DIVERSIFICATION AMONG UNDERLYING                      RIVERSOURCE INVESTMENTS FAMILY OF FUNDS,
              FUNDS                                                  WHICH INCLUDES MUTUAL FUNDS MANAGED BY
                                                                    PROMINENT, INDEPENDENT INVESTMENT FIRMS.

              The Fund Selection Committee
              then determines the underlying
              fund selections for each fund,
              based on factors that include:

              o  HISTORICAL PERFORMANCE

              o  RISK/RETURN CHARACTERISTICS

              o  MANAGER TENURE
         -----------------------------------------------------------------------------------------------------------------------

         STEP 4
         -----------------------------------------------------------------------------------------------------------------------

              PERIODIC REALLOCATION

              The Asset Allocation Committee
 ----         and the Fund Selection Committee
              meet at least quarterly to
              (re)position fund investments
              and consider allocation and
              selection determinations
         -----------------------------------------------------------------------------------------------------------------------

                                                                                     RESULT
                                                                      RIVERSOURCE PORTFOLIO BUILDER SERIES







--------------------------------------------------------------------------------
24  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

                        THIS PAGE LEFT BLANK INTENTIONALLY

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Portfolio Builder Conservative Fund Class A shares (from 3/1/04 to 1/31/09) as compared to the performance of two widely cited performance indices, the Barclays Capital U.S. Aggregate Bond Index and the Russell 3000(R) Index, as well as a Blended Index, consisting of a blend of the Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Index, Citigroup 3-Month Treasury Bill Index and MSCI EAFE Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Jan. 31, 2009
                                                                          SINCE
                                                                        INCEPTION
                                                     1 YEAR   3 YEARS     3/4/04
PORTFOLIO BUILDER CONSERVATIVE FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                  $8,275    $9,203     $9,982
---------------------------------------------------------------------------------
        Average annual total return                 -17.25%    -2.73%     -0.20%
---------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(1)
        Cumulative value of $10,000                 $10,259   $11,639    $12,227
---------------------------------------------------------------------------------
        Average annual total return                  +2.59%    +5.19%     +4.18%
---------------------------------------------------------------------------------
RUSSELL 3000 INDEX(2)
        Cumulative value of $10,000                  $6,114    $6,761     $7,941
---------------------------------------------------------------------------------
        Average annual total return                 -38.86%   -12.23%     -4.59%
---------------------------------------------------------------------------------
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(3)
        Cumulative value of $10,000                 $10,152   $11,135    $11,636
---------------------------------------------------------------------------------
        Average annual total return                  +1.52%    +3.65%     +3.12%
---------------------------------------------------------------------------------
MSCI EAFE INDEX(4)
        Cumulative value of $10,000                  $5,658    $6,852     $9,618
---------------------------------------------------------------------------------
        Average annual total return                 -43.42%   -11.84%     -0.78%
---------------------------------------------------------------------------------
BLENDED INDEX(5)
        Cumulative value of $10,000                  $9,254   $10,469    $11,331
---------------------------------------------------------------------------------
        Average annual total return                  -7.46%    +1.54%     +2.59%
---------------------------------------------------------------------------------



Results for other share classes can be found on page 4.


--------------------------------------------------------------------------------
26  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND LINE GRAPH)


                    RIVERSOURCE PORTFOLIO
                     BUILDER CONSERVATIVE
                          FUND CLASS         BARCLAYS CAPITAL                         CITIGROUP 3-MONTH
                         A (INCLUDES          U.S. AGGREGATE        RUSSELL 3000        U.S. TREASURY          MSCI EAFE
                        SALES CHARGE)          BOND INDEX(1)          INDEX(2)          BILL INDEX(3)           INDEX(4)
                    ---------------------    ----------------    -----------------    -----------------    -----------------
3/4/04                     $ 9,525                $10,000             $10,000              $10,000              $10,000
1/05                         9,862                 10,318              10,423               10,131               11,386
1/06                        10,352                 10,504              11,744               10,451               14,037
1/07                        10,949                 10,953              13,401               10,958               16,890
1/08                        11,511                 11,918              12,988               11,462               16,998
1/09                         9,982                 12,227               7,941               11,636                9,618
                    BLENDED INDEX(5)
                    ----------------
3/4/04                  $10,000
1/05                     10,359
1/06                     10,823
1/07                     11,528
1/08                     12,245
1/09                     11,331




(1) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(3) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.
(4) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(5) The Portfolio Builder Conservative Fund Blended Index consists of 70% Barclays Capital U.S. Aggregate Bond Index, 14% Russell 3000 Index, 10% Citigroup 3-Month U.S. Treasury Bill Index and 6% MSCI EAFE Index. The Citigroup 3-Month U.S. Treasury Bill Index and the MSCI EAFE Index are shown in the table because they are separate components of the Blended Index.

The indices reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  27

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Portfolio Builder Moderate Conservative Fund Class A shares (from 3/1/04 to 1/31/09) as compared to the performance of two widely cited performance indices, the Barclays Capital U.S. Aggregate Bond Index and the Russell 3000(R) Index, as well as a Blended Index, consisting of a blend of the Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Index, MSCI EAFE Index and Citigroup 3-Month Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Jan. 31, 2009
                                                                          SINCE
                                                                        INCEPTION
                                                     1 YEAR   3 YEARS     3/4/04
PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                  $7,687    $8,606     $9,673
---------------------------------------------------------------------------------
        Average annual total return                 -23.13%    -4.88%     -0.88%
---------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(1)
        Cumulative value of $10,000                 $10,259   $11,639    $12,227
---------------------------------------------------------------------------------
        Average annual total return                  +2.59%    +5.19%     +4.18%
---------------------------------------------------------------------------------
RUSSELL 3000 INDEX(2)
        Cumulative value of $10,000                  $6,114    $6,761     $7,941
---------------------------------------------------------------------------------
        Average annual total return                 -38.86%   -12.23%     -4.59%
---------------------------------------------------------------------------------
MSCI EAFE INDEX(3)
        Cumulative value of $10,000                  $5,658    $6,852     $9,618
---------------------------------------------------------------------------------
        Average annual total return                 -43.42%   -11.84%     -0.78%
---------------------------------------------------------------------------------
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(4)
        Cumulative value of $10,000                 $10,152   $11,135    $11,636
---------------------------------------------------------------------------------
        Average annual total return                  +1.52%    +3.65%     +3.12%
---------------------------------------------------------------------------------
BLENDED INDEX(5)
        Cumulative value of $10,000                  $8,563    $9,700    $10,742
---------------------------------------------------------------------------------
        Average annual total return                 -14.37%    -1.01%     +1.48%
---------------------------------------------------------------------------------



Results for other share classes can be found on page 7.


--------------------------------------------------------------------------------
28  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND LINE GRAPH)

                    RIVERSOURCE PORTFOLIO
                       BUILDER MODERATE
                      CONSERVATIVE FUND
                           CLASS A           BARCLAYS CAPITAL                                              CITIGROUP 3-MONTH
                       (INCLUDES SALES        U.S. AGGREGATE        RUSSELL 3000          MSCI EAFE          U.S. TREASURY
                       CHARGE)                 BOND INDEX(1)          INDEX(2)            INDEX(3)           BILL INDEX(4)
                    ---------------------    ----------------    -----------------    -----------------    -----------------
3/4/04                    $ 9,525                $10,000             $10,000              $10,000               $10,000
1/05                        9,992                 10,318              10,423               11,386                10,131
1/06                       10,709                 10,504              11,744               14,037                10,451
1/07                       11,528                 10,953              13,401               16,890                10,958
1/08                       11,988                 11,918              12,988               16,998                11,462
1/09                        9,673                 12,227               7,941                9,618                11,636
                    BLENDED INDEX(5)
                    ----------------
3/4/04                  $10,000
1/05                     10,413
1/06                     11,073
1/07                     11,972
1/08                     12,545
1/09                     10,742




(1) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.
(5) The Portfolio Builder Moderate Conservative Fund Blended Index consists of 60% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000 Index, 10% MSCI EAFE Index and 5% Citigroup 3-Month U.S. Treasury Bill Index. The MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index are shown in the table because they are separate components of the Blended Index.

The indices reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  29

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Portfolio Builder Moderate Fund Class A shares (from 3/1/04 to 1/31/09) as compared to the performance of two widely cited performance indices, the Barclays Capital U.S. Aggregate Bond Index and the Russell 3000(R) Index, as well as a Blended Index, consisting of a blend of the Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Index and MSCI EAFE Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Jan. 31, 2009
                                                                          SINCE
                                                                        INCEPTION
                                                     1 YEAR   3 YEARS     3/4/04
PORTFOLIO BUILDER MODERATE FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                  $7,019    $7,889     $9,166
---------------------------------------------------------------------------------
        Average annual total return                 -29.81%    -7.60%     -1.75%
---------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(1)
        Cumulative value of $10,000                 $10,259   $11,639    $12,227
---------------------------------------------------------------------------------
        Average annual total return                  +2.59%    +5.19%     +4.18%
---------------------------------------------------------------------------------
RUSSELL 3000 INDEX(2)
        Cumulative value of $10,000                  $6,114    $6,761     $7,941
---------------------------------------------------------------------------------
        Average annual total return                 -38.86%   -12.23%     -4.59%
---------------------------------------------------------------------------------
MSCI EAFE INDEX(3)
        Cumulative value of $10,000                  $5,658    $6,852     $9,618
---------------------------------------------------------------------------------
        Average annual total return                 -43.42%   -11.84%     -0.78%
---------------------------------------------------------------------------------
BLENDED INDEX(4)
        Cumulative value of $10,000                  $7,905    $8,964    $10,154
---------------------------------------------------------------------------------
        Average annual total return                 -20.95%    -3.58%     +0.33%
---------------------------------------------------------------------------------



Results for other share classes can be found on page 10.


--------------------------------------------------------------------------------
30  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND LINE GRAPH)


                     RIVERSOURCE PORTFOLIO
                        BUILDER MODERATE
                           FUND CLASS         BARCLAYS CAPITAL
                          A (INCLUDES          U.S. AGGREGATE        RUSSELL 3000          MSCI EAFE
                         SALES CHARGE)          BOND INDEX(1)          INDEX(2)             INDEX(3)        BLENDED INDEX(4)
                     ---------------------    ----------------    -----------------    -----------------    ----------------
3/4/04                     $ 9,425                $10,000             $10,000               $10,000              $10,000
1/05                         9,991                 10,318              10,423                11,386               10,467
1/06                        10,955                 10,504              11,744                14,037               11,326
1/07                        11,982                 10,953              13,401                16,890               12,431
1/08                        12,304                 11,918              12,988                16,998               12,845
1/09                         9,166                 12,227               7,941                 9,618               10,154




(1) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(4) The Portfolio Builder Moderate Fund Blended Index consists of 50% Barclays Capital U.S. Aggregate Bond Index, 35% Russell 3000 Index and 15% MSCI EAFE Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.

The indices reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  31

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Portfolio Builder Moderate Aggressive Fund Class A shares (from 3/1/04 to 1/31/09) as compared to the performance of two widely cited performance indices, the Russell 3000(R) Index and the Barclays Capital U.S. Aggregate Bond Index, as well as a Blended Index, consisting of a blend of the Russell 3000 Index, Barclays Capital U.S. Aggregate Bond Index and MSCI EAFE Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Jan. 31, 2009
                                                                          SINCE
                                                                        INCEPTION
                                                     1 YEAR   3 YEARS     3/4/04
PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                  $6,489    $7,278     $8,615
---------------------------------------------------------------------------------
        Average annual total return                 -35.11%   -10.05%     -2.98%
---------------------------------------------------------------------------------
RUSSELL 3000 INDEX(1)
        Cumulative value of $10,000                  $6,114    $6,761     $7,941
---------------------------------------------------------------------------------
        Average annual total return                 -38.86%   -12.23%     -4.59%
---------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(2)
        Cumulative value of $10,000                 $10,259   $11,639    $12,227
---------------------------------------------------------------------------------
        Average annual total return                  +2.59%    +5.19%     +4.18%
---------------------------------------------------------------------------------
MSCI EAFE INDEX(3)
        Cumulative value of $10,000                  $5,658    $6,852     $9,618
---------------------------------------------------------------------------------
        Average annual total return                 -43.42%   -11.84%     -0.78%
---------------------------------------------------------------------------------
BLENDED INDEX(4)
        Cumulative value of $10,000                  $7,288    $8,253     $9,558
---------------------------------------------------------------------------------
        Average annual total return                 -27.12%    -6.20%     -0.90%
---------------------------------------------------------------------------------



Results for other share classes can be found on page 13.


--------------------------------------------------------------------------------
32  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND LINE GRAPH)

                     RIVERSOURCE PORTFOLIO
                        BUILDER MODERATE
                        AGGRESSIVE FUND
                            CLASS A                                BARCLAYS CAPITAL
                        (INCLUDES SALES          RUSSELL 3000       U.S. AGGREGATE         MSCI EAFE
                            CHARGE)                INDEX(1)          BOND INDEX(2)          INDEX(3)        BLENDED INDEX(4)
                     ---------------------    -----------------    ----------------    -----------------    ----------------
3/4/04                     $ 9,425                $10,000              $10,000              $10,000              $10,000
1/05                         9,988                 10,423               10,318               11,386               10,511
1/06                        11,158                 11,744               10,504               14,037               11,580
1/07                        12,319                 13,401               10,953               16,890               12,902
1/08                        12,512                 12,988               11,918               16,998               13,115
1/09                         8,615                  7,941               12,227                9,618                9,558




(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(4) The Portfolio Builder Moderate Aggressive Fund Blended Index consists of 46% Russell 3000 Index, 35% Barclays Capital U.S. Aggregate Bond Index and 19% MSCI EAFE Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.

The indices reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  33

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Portfolio Builder Aggressive Fund Class A shares (from 3/1/04 to 1/31/09) as compared to the performance of two widely cited performance indices, the Russell 3000(R) Index and the Barclays Capital U.S. Aggregate Bond Index, as well as a Blended Index, consisting of a blend of the Russell 3000 Index, Barclays Capital U.S. Aggregate Bond Index and MSCI EAFE Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Jan. 31, 2009
                                                                          SINCE
                                                                        INCEPTION
                                                     1 YEAR   3 YEARS     3/4/04
PORTFOLIO BUILDER AGGRESSIVE FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                  $5,987    $6,672     $8,077
---------------------------------------------------------------------------------
        Average annual total return                 -40.13%   -12.62%     -4.28%
---------------------------------------------------------------------------------
RUSSELL 3000 INDEX(1)
        Cumulative value of $10,000                  $6,114    $6,761     $7,941
---------------------------------------------------------------------------------
        Average annual total return                 -38.86%   -12.23%     -4.59%
---------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(2)
        Cumulative value of $10,000                 $10,259   $11,639    $12,227
---------------------------------------------------------------------------------
        Average annual total return                  +2.59%    +5.19%     +4.18%
---------------------------------------------------------------------------------
MSCI EAFE INDEX(3)
        Cumulative value of $10,000                  $5,658    $6,852     $9,618
---------------------------------------------------------------------------------
        Average annual total return                 -43.42%   -11.84%     -0.78%
---------------------------------------------------------------------------------
BLENDED INDEX(4)
        Cumulative value of $10,000                  $6,703    $7,578     $8,971
---------------------------------------------------------------------------------
        Average annual total return                 -32.97%    -8.83%     -2.18%
---------------------------------------------------------------------------------



Results for other share classes can be found on page 16.


--------------------------------------------------------------------------------
34  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND LINE GRAPH)


                     RIVERSOURCE PORTFOLIO
                       BUILDER AGGRESSIVE
                           FUND CLASS                              BARCLAYS CAPITAL
                          A (INCLUDES            RUSSELL 3000       U.S. AGGREGATE         MSCI EAFE
                         SALES CHARGE)             INDEX(1)          BOND INDEX(2)          INDEX(3)        BLENDED INDEX(4)
                     ---------------------    -----------------    ----------------    -----------------    ----------------
3/4/04                     $ 9,425                 $10,000              $10,000             $10,000              $10,000
1/05                         9,973                  10,423               10,318              11,386               10,556
1/06                        11,395                  11,744               10,504              14,037               11,837
1/07                        12,745                  13,401               10,953              16,890               13,388
1/08                        12,716                  12,988               11,918              16,998               13,383
1/09                         8,077                   7,941               12,227               9,618                8,971




(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(4) The Portfolio Builder Aggressive Fund Blended Index consists of 56% Russell 3000 Index, 24% MSCI EAFE Index and 20% Barclays Capital U.S. Aggregate Bond Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.

The indices reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  35

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Portfolio Builder Total Equity Fund Class A shares (from 3/1/04 to 1/31/09) as compared to the performance of one widely cited performance index, the Russell 3000(R) Index, as well as a Blended Index, consisting of a blend of the Russell 3000 Index and MSCI EAFE Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Jan. 31, 2009
                                                                          SINCE
                                                                        INCEPTION
                                                     1 YEAR   3 YEARS     3/4/04
PORTFOLIO BUILDER TOTAL EQUITY FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                  $5,479    $6,066     $7,507
---------------------------------------------------------------------------------
        Average annual total return                 -45.21%   -15.35%     -5.66%
---------------------------------------------------------------------------------
RUSSELL 3000 INDEX(1)
        Cumulative value of $10,000                  $6,114    $6,761     $7,941
---------------------------------------------------------------------------------
        Average annual total return                 -38.86%   -12.23%     -4.59%
---------------------------------------------------------------------------------
MSCI EAFE INDEX(2)
        Cumulative value of $10,000                  $5,658    $6,852     $9,618
---------------------------------------------------------------------------------
        Average annual total return                 -43.42%   -11.84%     -0.78%
---------------------------------------------------------------------------------
BLENDED INDEX(3)
        Cumulative value of $10,000                  $5,981    $6,741     $8,213
---------------------------------------------------------------------------------
        Average annual total return                 -40.19%   -12.32%     -3.93%
---------------------------------------------------------------------------------



Results for other share classes can be found on page 19.


--------------------------------------------------------------------------------
36  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND LINE GRAPH)

                        RIVERSOURCE PORTFOLIO
                            BUILDER TOTAL
                             EQUITY FUND
                               CLASS A
                           (INCLUDES SALES          RUSSELL 3000          MSCI EAFE
                               CHARGE)                INDEX(1)             INDEX(2)        BLENDED INDEX(3)
                        ---------------------    -----------------    -----------------    ----------------
3/4/04                        $ 9,425                 $10,000              $10,000              $10,000
1/05                            9,972                  10,423               11,386               10,616
1/06                           11,666                  11,744               14,037               12,185
1/07                           13,185                  13,401               16,890               14,058
1/08                           12,916                  12,988               16,998               13,732
1/09                            7,507                   7,941                9,618                8,213




(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(3) The Portfolio Builder Total Equity Fund Blended Index consists of 70% Russell 3000 Index and 30% MSCI EAFE Index.

The indices reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  37

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND

Fund holdings at Jan. 31, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                    1.6%                  1.7%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 0.5%                  0.7%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          1.5%                  1.4%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          0.1%                  0.1%
--------------------------------------------------------------------------------------
RiverSource Diversified Equity Income Fund             1.9%                  1.7%
--------------------------------------------------------------------------------------
RiverSource Dividend Opportunity Fund                  0.9%                  0.6%
--------------------------------------------------------------------------------------
RiverSource Growth Fund                                1.9%                  2.7%
--------------------------------------------------------------------------------------
RiverSource Large Cap Equity Fund                      0.3%                  0.3%
--------------------------------------------------------------------------------------
RiverSource Large Cap Value Fund                       0.1%                  0.1%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Growth Fund                        0.6%                  0.6%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Value Fund                         0.3%                  0.1%
--------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth Fund            0.8%                  1.0%
--------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value Fund            1.3%                  1.2%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                          1.5%                  2.0%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Value Fund                                           1.4%                  1.3%
--------------------------------------------------------------------------------------
RiverSource Partners International Small Cap
  Fund                                                 0.2%                  0.2%
--------------------------------------------------------------------------------------
RiverSource Partners Select Value Fund                 0.5%                  0.1%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth Fund             0.3%                  0.5%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           1.3%                  2.0%
--------------------------------------------------------------------------------------
RiverSource Small Cap Value Fund                       0.4%                  0.1%
--------------------------------------------------------------------------------------
Threadneedle International Opportunity Fund            0.9%                  0.9%
======================================================================================
                                                      18.3%                 19.3%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     23.3%                 19.6%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           3.9%                  2.7%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 6.8%                  8.4%
--------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                23.8%                 24.1%
--------------------------------------------------------------------------------------
RiverSource Short Duration U.S. Government
  Fund                                                12.1%                 15.5%
======================================================================================
                                                      69.9%                 70.3%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          5.0%                  5.1%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       6.8%                  5.3%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
38  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Jan. 31, 2009; % of portfolio assets)


Fixed Income Funds(1)                                 69.9%
----------------------------------------------------------------
Equity Funds(2)                                       18.3%
----------------------------------------------------------------
Alternative Investment(3)                              5.0%
----------------------------------------------------------------
Cash Equivalents(4)                                    6.8%
----------------------------------------------------------------


(1) Includes Investment Grade 59.2%, Inflation Protected Securities 6.8% and Global Bond 3.9%.
(2) Includes U.S. Large Cap 8.6%, International 4.5%, U.S. Mid Cap 2.2%, Real Estate 1.3%, Dividend Income 0.9%, U.S. Small Cap 0.7% and U.S. Small-Mid Cap 0.1%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of Money Market.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at Jan. 31, 2009; % of portfolio assets)


RiverSource Limited Duration Bond Fund                23.8%
----------------------------------------------------------------
RiverSource Diversified Bond Fund                     23.3%
----------------------------------------------------------------
RiverSource Short Duration U.S. Government
  Fund                                                12.1%
----------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 6.8%
----------------------------------------------------------------
RiverSource Cash Management Fund                       6.8%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  39

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND

Fund holdings at Jan. 31, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                    2.9%                  3.0%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 0.9%                  1.3%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          2.6%                  2.5%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          0.2%                  0.1%
--------------------------------------------------------------------------------------
RiverSource Diversified Equity Income Fund             3.3%                  3.0%
--------------------------------------------------------------------------------------
RiverSource Dividend Opportunity Fund                  1.6%                  1.0%
--------------------------------------------------------------------------------------
RiverSource Growth Fund                                3.6%                  4.8%
--------------------------------------------------------------------------------------
RiverSource Large Cap Equity Fund                      0.6%                  0.6%
--------------------------------------------------------------------------------------
RiverSource Large Cap Value Fund                       0.2%                  0.2%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Growth Fund                        1.0%                  1.1%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Value Fund                         0.6%                  0.3%
--------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth Fund            1.4%                  1.8%
--------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value Fund            2.3%                  2.2%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                          2.6%                  3.6%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Value Fund                                           2.5%                  2.3%
--------------------------------------------------------------------------------------
RiverSource Partners International Small Cap
  Fund                                                 0.3%                  0.3%
--------------------------------------------------------------------------------------
RiverSource Partners Select Value Fund                 0.9%                  0.3%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth Fund             0.6%                  0.8%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value Fund              0.6%                  0.2%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           1.3%                  2.0%
--------------------------------------------------------------------------------------
Threadneedle International Opportunity Fund            1.7%                  1.6%
======================================================================================
                                                      31.7%                 33.0%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     22.3%                 21.6%
--------------------------------------------------------------------------------------
RiverSource Floating Rate Fund                         1.0%                  0.9%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           5.3%                  4.1%
--------------------------------------------------------------------------------------
RiverSource Income Opportunities Fund                  4.6%                  1.2%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 6.9%                  8.2%
--------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                14.5%                 15.4%
--------------------------------------------------------------------------------------
RiverSource Short Duration U.S. Government
  Fund                                                 4.9%                  8.0%
======================================================================================
                                                      59.5%                 59.4%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          5.1%                  5.1%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       3.7%                  2.5%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
40  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Jan. 31, 2009; % of portfolio assets)


Fixed Income Funds(1)                                 59.5%
----------------------------------------------------------------
Equity Funds(2)                                       31.7%
----------------------------------------------------------------
Alternative Investment(3)                              5.1%
----------------------------------------------------------------
Cash Equivalents(4)                                    3.7%
----------------------------------------------------------------


(1) Includes Investment Grade 41.7%, Inflation Protection Securities 6.9%, Global Bond 5.3%, High Yield 4.6% and Floating Rate 1.0%.
(2) Includes U.S. Large Cap 15.5%, International 8.0%, U.S. Mid Cap 3.9%, Dividend Income 1.6%, Real Estate 1.3%, U.S. Small Cap 1.2% and U.S. Small-Mid Cap 0.2%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of Money Market.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at Jan. 31, 2009; % of portfolio assets)


RiverSource Diversified Bond Fund                     22.3%
----------------------------------------------------------------
RiverSource Limited Duration Bond Fund                14.5%
----------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 6.9%
----------------------------------------------------------------
RiverSource Global Bond Fund                           5.3%
----------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          5.1%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  41

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND

Fund holdings at Jan. 31, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                    4.3%                  4.3%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 1.4%                  1.8%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          3.9%                  3.6%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          0.3%                  0.2%
--------------------------------------------------------------------------------------
RiverSource Diversified Equity Income Fund             4.9%                  4.2%
--------------------------------------------------------------------------------------
RiverSource Dividend Opportunity Fund                  2.3%                  1.5%
--------------------------------------------------------------------------------------
RiverSource Growth Fund                                5.2%                  7.0%
--------------------------------------------------------------------------------------
RiverSource Large Cap Equity Fund                      0.8%                  0.8%
--------------------------------------------------------------------------------------
RiverSource Large Cap Value Fund                       0.3%                  0.2%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Growth Fund                        1.6%                  1.6%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Value Fund                         0.9%                  0.4%
--------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth Fund            2.0%                  2.7%
--------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value Fund            3.5%                  3.1%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                          3.9%                  5.2%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Value Fund                                           3.7%                  3.3%
--------------------------------------------------------------------------------------
RiverSource Partners International Small Cap
  Fund                                                 0.5%                  0.5%
--------------------------------------------------------------------------------------
RiverSource Partners Select Value Fund                 1.3%                  0.4%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth Fund             0.9%                  1.2%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value Fund              0.9%                  0.3%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           1.4%                  2.9%
--------------------------------------------------------------------------------------
Threadneedle International Opportunity Fund            2.4%                  2.3%
======================================================================================
                                                      46.4%                 47.5%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     27.5%                 28.1%
--------------------------------------------------------------------------------------
RiverSource Floating Rate Fund                         0.5%                  0.7%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           7.2%                  5.4%
--------------------------------------------------------------------------------------
RiverSource Income Opportunities Fund                  3.8%                  3.3%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 8.6%                  9.8%
======================================================================================
                                                      47.6%                 47.3%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          5.1%                  5.2%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       0.9%                   --%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
42  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Jan. 31, 2009; % of portfolio assets)


Fixed Income Funds(1)                                 47.6%
----------------------------------------------------------------
Equity Funds(2)                                       46.4%
----------------------------------------------------------------
Alternative Investment(3)                              5.1%
----------------------------------------------------------------
Cash Equivalents(4)                                    0.9%
----------------------------------------------------------------


(1) Includes Investment Grade 27.5%, Inflation Protected Securities 8.6%, Global Bond 7.2%, High Yield 3.8% and Floating Rate 0.5%.
(2) Includes U.S. Large Cap 22.9%, International 11.9%, U.S. Mid Cap 5.8%, Dividend Income 2.3%, U.S. Small Cap 1.8%, Real Estate 1.4% and U.S. Small-Mid Cap 0.3%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of Money Market.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at Jan. 31, 2009; % of portfolio assets)


RiverSource Diversified Bond Fund                     27.5%
----------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 8.6%
----------------------------------------------------------------
RiverSource Global Bond Fund                           7.2%
----------------------------------------------------------------
RiverSource Growth Fund                                5.2%
----------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          5.1%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  43

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND

Fund holdings at Jan. 31, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                    5.7%                  5.7%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 1.8%                  2.4%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          5.2%                  4.8%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          0.4%                  0.3%
--------------------------------------------------------------------------------------
RiverSource Diversified Equity Income Fund             6.6%                  5.9%
--------------------------------------------------------------------------------------
RiverSource Dividend Opportunity Fund                  3.1%                  2.0%
--------------------------------------------------------------------------------------
RiverSource Growth Fund                                7.0%                  9.3%
--------------------------------------------------------------------------------------
RiverSource Large Cap Equity Fund                      1.1%                  1.1%
--------------------------------------------------------------------------------------
RiverSource Large Cap Value Fund                       0.4%                  0.3%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Growth Fund                        2.2%                  2.1%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Value Fund                         1.2%                  0.5%
--------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth Fund            2.6%                  3.6%
--------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value Fund            4.6%                  4.3%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                          5.2%                  6.9%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Value Fund                                           5.0%                  4.5%
--------------------------------------------------------------------------------------
RiverSource Partners International Small Cap
  Fund                                                 0.6%                  0.6%
--------------------------------------------------------------------------------------
RiverSource Partners Select Value Fund                 1.7%                  0.5%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth Fund             1.2%                  1.5%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value Fund              1.2%                  0.4%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           1.4%                  3.0%
--------------------------------------------------------------------------------------
Threadneedle International Opportunity Fund            3.3%                  3.1%
======================================================================================
                                                      61.5%                 62.8%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     13.4%                 14.0%
--------------------------------------------------------------------------------------
RiverSource Floating Rate Fund                         0.3%                  0.3%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           7.2%                  4.8%
--------------------------------------------------------------------------------------
RiverSource Income Opportunities Fund                  3.2%                  1.9%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 8.2%                 10.3%
--------------------------------------------------------------------------------------
RiverSource Short Duration U.S. Government
  Fund                                                  --%                  0.7%
======================================================================================
                                                      32.3%                 32.0%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          5.2%                  5.2%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       1.0%                   --%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
44  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Jan. 31, 2009; % of portfolio assets)


Fixed Income Funds(1)                                 32.3%
----------------------------------------------------------------
Equity Funds(2)                                       61.5%
----------------------------------------------------------------
Alternative Investment(3)                              5.2%
----------------------------------------------------------------
Cash Equivalents(4)                                    1.0%
----------------------------------------------------------------


(1) Includes Investment Grade 13.4%, Inflation Protected Securities 8.2%, Global Bond 7.2%, High Yield 3.2% and Floating Rate 0.3%.
(2) Includes U.S. Large Cap 30.6%, International 15.9%, U.S. Mid Cap 7.7%, Dividend Income 3.1%, U.S. Small Cap 2.4%, Real Estate 1.4% and U.S. Small-Mid Cap 0.4%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of Money Market.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at Jan. 31, 2009; % of portfolio assets)


RiverSource Diversified Bond Fund                     13.4%
----------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 8.2%
----------------------------------------------------------------
RiverSource Global Bond Fund                           7.2%
----------------------------------------------------------------
RiverSource Growth Fund                                7.0%
----------------------------------------------------------------
RiverSource Diversified Equity Income Fund             6.6%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  45

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND

Fund holdings at Jan. 31, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                    7.2%                  7.2%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 2.3%                  3.0%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          6.6%                  6.0%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          0.5%                  0.3%
--------------------------------------------------------------------------------------
RiverSource Diversified Equity Income Fund             8.3%                  7.3%
--------------------------------------------------------------------------------------
RiverSource Dividend Opportunity Fund                  3.9%                  2.5%
--------------------------------------------------------------------------------------
RiverSource Growth Fund                                8.7%                 11.6%
--------------------------------------------------------------------------------------
RiverSource Large Cap Equity Fund                      1.4%                  1.4%
--------------------------------------------------------------------------------------
RiverSource Large Cap Value Fund                       0.5%                  0.4%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Growth Fund                        2.8%                  2.7%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Value Fund                         1.5%                  0.6%
--------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth Fund            3.2%                  4.5%
--------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value Fund            5.8%                  5.4%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                          6.6%                  8.7%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Value Fund                                           6.2%                  5.6%
--------------------------------------------------------------------------------------
RiverSource Partners International Small Cap
  Fund                                                 0.8%                  0.8%
--------------------------------------------------------------------------------------
RiverSource Partners Select Value Fund                 2.2%                  0.6%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth Fund             1.5%                  2.0%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value Fund              1.5%                  0.5%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           1.4%                  3.1%
--------------------------------------------------------------------------------------
Threadneedle International Opportunity Fund            4.1%                  3.9%
======================================================================================
                                                      77.0%                 78.1%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                      5.2%                  6.6%
--------------------------------------------------------------------------------------
RiverSource Floating Rate Fund                         1.1%                  1.0%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           1.9%                  1.0%
--------------------------------------------------------------------------------------
RiverSource Income Opportunities Fund                  3.7%                  1.6%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 5.0%                  5.0%
--------------------------------------------------------------------------------------
RiverSource Short Duration U.S. Government
  Fund                                                  --%                  1.4%
======================================================================================
                                                      16.9%                 16.6%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          5.2%                  5.3%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       0.9%                   --%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
46  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Jan. 31, 2009; % of portfolio assets)


Fixed Income Funds(1)                                 16.9%
----------------------------------------------------------------
Equity Funds(2)                                       77.0%
----------------------------------------------------------------
Alternative Investment(3)                              5.2%
----------------------------------------------------------------
Cash Equivalents(4)                                    0.9%
----------------------------------------------------------------


(1) Includes Investment Grade 5.2%, Inflation Protected Securities 5.0%, High Yield 3.7%, Global Bond 1.9% and Floating Rate 1.1%.
(2) Includes U.S. Large Cap 38.5%, International 20.0%, U.S. Mid Cap 9.7%, Dividend Income 3.9%, U.S. Small Cap 3.0%, Real Estate 1.4% and U.S. Small-Mid Cap 0.5%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of Money Market.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at Jan. 31, 2009; % of portfolio assets)


RiverSource Growth Fund                               8.7%
----------------------------------------------------------------
RiverSource Diversified Equity Income Fund            8.3%
----------------------------------------------------------------
RiverSource Disciplined Equity Fund                   7.2%
----------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                         6.6%
----------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund         6.6%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  47

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND

Fund holdings at Jan. 31, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                    8.8%                  8.7%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 2.8%                  3.7%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          8.1%                  7.3%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          0.6%                  0.4%
--------------------------------------------------------------------------------------
RiverSource Diversified Equity Income Fund             9.6%                  9.0%
--------------------------------------------------------------------------------------
RiverSource Dividend Opportunity Fund                  4.1%                  3.0%
--------------------------------------------------------------------------------------
RiverSource Growth Fund                               12.4%                 14.3%
--------------------------------------------------------------------------------------
RiverSource Large Cap Equity Fund                      1.7%                  1.7%
--------------------------------------------------------------------------------------
RiverSource Large Cap Value Fund                       1.5%                  0.5%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Growth Fund                        3.7%                  3.3%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Value Fund                         1.9%                  0.7%
--------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth Fund            3.7%                  5.5%
--------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value Fund            7.0%                  6.6%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                          8.1%                 10.6%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Value Fund                                           7.7%                  6.8%
--------------------------------------------------------------------------------------
RiverSource Partners International Small Cap
  Fund                                                 1.0%                  1.0%
--------------------------------------------------------------------------------------
RiverSource Partners Select Value Fund                 2.2%                  0.8%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth Fund             1.6%                  2.4%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value Fund              1.7%                  0.6%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           1.4%                  3.1%
--------------------------------------------------------------------------------------
Threadneedle International Opportunity Fund            5.1%                  4.7%
======================================================================================
                                                      94.7%                 94.7%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          5.3%                  5.3%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                        --%                   --%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Jan. 31, 2009; % of portfolio assets)



Equity Funds(1)                                       94.7%
----------------------------------------------------------------

Alternative Investment(2)                              5.3%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 49.1%, International 24.7%, U.S. Mid Cap 11.5%, Dividend Income 4.1%, U.S. Small Cap 3.3%, Real Estate 1.4% and U.S. Small-Mid Cap 0.6%.
(2) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.


--------------------------------------------------------------------------------
48  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


TOP FIVE HOLDINGS --------------------------------------------------------------
(at Jan. 31, 2009; % of portfolio assets)


RiverSource Growth Fund                               12.4%
----------------------------------------------------------------
RiverSource Diversified Equity Income Fund             9.6%
----------------------------------------------------------------
RiverSource Disciplined Equity Fund                    8.8%
----------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                          8.1%
----------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          8.1%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  49

FUND EXPENSES EXAMPLES ---------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses, which each Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds (also referred to as "acquired funds") in which each Fund invests. The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2009.

ACTUAL EXPENSES
The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Direct expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
50  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Portfolio Builder Conservative Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  AUG. 1, 2008   JAN. 31, 2009   THE PERIOD(A)   THE PERIOD(B),(C)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  895.10         $2.27             $5.07
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.60         $2.43             $5.41
--------------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  892.30         $5.87             $8.66
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.80         $6.26             $9.24
--------------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  891.50         $5.82             $8.61
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.85         $6.21             $9.19
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  897.50         $1.80(e)          $4.60(e)
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.10         $1.92(e)          $4.91(e)
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(C)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .48%               .59%             1.07%
---------------------------------------------------------------------------------------------------------
Class B                                                       1.24%               .59%             1.83%
---------------------------------------------------------------------------------------------------------
Class C                                                       1.23%               .59%             1.82%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .38%               .59%              .97%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.66% for all classes. Had these commitments not been in place for the entire six month period ended Jan. 31, 2009, the actual expenses paid would have been $5.40 for Class A, $8.99 for Class B, $8.94 for Class C and $4.93 for Class R4; the hypothetical expenses paid would have been $5.76 for Class A, $9.59 for Class B, $9.54 for Class C and $5.26 for Class R4.
(d) Based on the actual return for the six months ended Jan. 31, 2009: -10.49% for Class A, -10.77% for Class B, -10.85% for Class C and -10.25% for Class R4.
(e) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2010, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.41% for Class R4. Any amounts waived will not be reimbursed by the Fund. This change was effective Feb. 1, 2009. If this change had been in place for the entire six month period ended Jan. 31, 2009, the actual direct expenses paid would have been $1.90 for Class R4; the hypothetical direct expenses paid would have been and $2.02 for Class R4. Additionally, had this change been in place for the entire six month period ended Jan. 31, 2009, the actual direct and indirect expenses paid would have been $4.70 for Class R4; the hypothetical direct and indirect expenses paid would have been $5.01 for Class R4.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  51

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


RiverSource Portfolio Builder Moderate Conservative Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  AUG. 1, 2008   JAN. 31, 2009   THE PERIOD(A)   THE PERIOD(B),(C)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  837.40         $2.11             $5.05
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.70         $2.33             $5.56
--------------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  834.70         $5.55             $8.49
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.95         $6.11             $9.34
--------------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  834.80         $5.55             $8.49
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.95         $6.11             $9.34
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  839.20         $1.47(e)          $4.41(e)
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.40         $1.62(e)          $4.86(e)
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(C)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .46%               .64%             1.10%
---------------------------------------------------------------------------------------------------------
Class B                                                       1.21%               .64%             1.85%
---------------------------------------------------------------------------------------------------------
Class C                                                       1.21%               .64%             1.85%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .32%               .64%              .96%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.69% for all classes. Had these commitments not been in place for the entire six month period ended Jan. 31, 2009, the actual expenses paid would have been $5.28 for Class A, $8.71 for Class B, $8.72 for Class C and $4.64 for Class R4; the hypothetical expenses paid would have been $5.82 for Class A, $9.59 for Class B, $9.59 for Class C and $5.11 for Class R4.
(d) Based on the actual return for the six months ended Jan. 31, 2009: -16.26% for Class A, -16.53% for Class B, -16.52% for Class C and -16.08% for Class R4.
(e) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2010, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.41% for Class R4. Any amounts waived will not be reimbursed by the Fund. This change was effective Feb. 1, 2009. If this change had been in place for the entire six month period ended Jan. 31, 2009, the actual direct expenses paid would have been $1.70 for Class R4; the hypothetical direct expenses paid would have been and $1.87 for Class R4. Additionally, had this change been in place for the entire six month period ended Jan. 31, 2009, the actual direct and indirect expenses paid would have been $4.64 for Class R4; the hypothetical direct and indirect expenses paid would have been $5.11 for Class R4.


--------------------------------------------------------------------------------
52  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Portfolio Builder Moderate Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  AUG. 1, 2008   JAN. 31, 2009   THE PERIOD(A)   THE PERIOD(B),(C)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  778.20         $2.00             $5.07
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.75         $2.28             $5.76
--------------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  774.30         $5.37             $8.43
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.95         $6.11             $9.59
--------------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  775.40         $5.37             $8.43
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.95         $6.11             $9.59
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  778.80         $1.38(e)          $4.45(e)
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.45         $1.57(e)          $5.06(e)
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(C)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .45%               .69%             1.14%
---------------------------------------------------------------------------------------------------------
Class B                                                       1.21%               .69%             1.90%
---------------------------------------------------------------------------------------------------------
Class C                                                       1.21%               .69%             1.90%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .31%               .69%             1.00%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.72% for all classes. Had these commitments not been in place for the entire six month period ended Jan. 31, 2009, the actual expenses paid would have been $5.20 for Class A, $8.56 for Class B, $8.57 for Class C and $4.58 for Class R4; the hypothetical expenses paid would have been $5.92 for Class A, $9.74 for Class B, $9.74 for Class C and $5.21 for Class R4.
(d) Based on the actual return for the six months ended Jan. 31, 2009: -22.18% for Class A, -22.57% for Class B, -22.46% for Class C and -22.12% for Class R4.
(e) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2010, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired fund) will not exceed 0.41% for Class R4. Any amounts waived will not be reimbursed by the Fund. This change was effective Feb. 1, 2009. If this change had been in place for the entire six month period ended Jan. 31, 2009, the actual direct expenses paid would have been $1.56 for Class R4; the hypothetical direct expenses paid would have been and $1.77 for Class R4. Additionally, had this change been in place for the entire six month period ended Jan. 31, 2009, the actual direct and indirect expenses paid would have been $4.62 for Class R4; the hypothetical direct and indirect expenses paid would have been $5.26 for Class R4.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  53

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


RiverSource Portfolio Builder Moderate Aggressive Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  AUG. 1, 2008   JAN. 31, 2009   THE PERIOD(A)   THE PERIOD(B),(C)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  725.10         $2.11             $5.26
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.55         $2.48             $6.17
--------------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  722.20         $5.38             $8.52
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.75         $6.31             $9.99
--------------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  723.00         $5.38             $8.53
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.75         $6.31             $9.99
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  726.80         $1.47(e)          $4.62(e)
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.30         $1.72(e)          $5.41(e)
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(C)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .49%               .73%             1.22%
---------------------------------------------------------------------------------------------------------
Class B                                                       1.25%               .73%             1.98%
---------------------------------------------------------------------------------------------------------
Class C                                                       1.25%               .73%             1.98%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .34%               .73%             1.07%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.75% for all classes. Had these commitments not been in place for the entire six month period ended Jan. 31, 2009, the actual expenses paid would have been $5.35 for Class A, $8.61 for Class B, $8.62 for Class C and $4.71 for Class R4; the hypothetical expenses paid would have been $6.27 for Class A, $10.09 for Class B, $10.09 for Class C and $5.51 for Class R4.
(d) Based on the actual return for the six months ended Jan. 31, 2009: -27.49% for Class A, -27.78% for Class B, -27.70% for Class C and -27.32% for Class R4.
(e) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2010, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.41% for Class R4. Any amounts waived will not be reimbursed by the Fund. This change was effective Feb. 1, 2009. If this change had been in place for the entire six month period ended Jan. 31, 2009, the actual direct expenses paid would have been $1.51 for Class R4; the hypothetical direct expenses paid would have been and $1.77 for Class R4. Additionally, had this change been in place for the entire six month period ended Jan. 31, 2009, the actual direct and indirect expenses paid would have been $4.66 for Class R4; the hypothetical direct and indirect expenses paid would have been $5.46 for Class R4.


--------------------------------------------------------------------------------
54  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Portfolio Builder Aggressive Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  AUG. 1, 2008   JAN. 31, 2009   THE PERIOD(A)   THE PERIOD(B),(C)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  674.80         $2.14             $ 5.32
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.45         $2.58             $ 6.42
--------------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  672.30         $5.31             $ 8.49
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.65         $6.41             $10.24
--------------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  673.00         $5.27(e)          $ 8.45(e)
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.70         $6.36(e)          $10.19(e)
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  676.80         $1.51(e)          $ 4.70
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.20         $1.82(e)          $ 5.66
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(C)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .51%               .76%             1.27%
---------------------------------------------------------------------------------------------------------
Class B                                                       1.27%               .76%             2.03%
---------------------------------------------------------------------------------------------------------
Class C                                                       1.26%               .76%             2.02%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .36%               .76%             1.12%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.78% for all classes. Had these commitments not been in place for the entire six month period ended Jan. 31, 2009, the actual expenses paid would have been $5.40 for Class A, $8.57 for Class B, $8.53 for Class C and $4.82 for Class R4; the hypothetical expenses paid would have been $6.52 for Class A, $10.35 for Class B, $10.30 for Class C and $5.82 for Class R4.
(d) Based on the actual return for the six months ended Jan. 31, 2009: -32.52% for Class A, -32.77% for Class B, -32.70% for Class C and -32.32% for Class R4.
(e) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2010, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.27% for Class C. Any amounts waived will not be reimbursed by the Fund. This change was effective Feb. 1, 2009. If this change had been in place for the entire six month period ended Jan. 31, 2009, the actual direct expenses paid would have been $5.31 for Class C; the hypothetical direct expenses paid would have been $6.41 for Class C. Additionally, had this change been in place for the entire six month period ended Jan. 31, 2009, the actual direct and indirect expenses paid would have been $8.49 for Class C; the hypothetical direct and indirect expenses paid would have been $10.24 for Class C.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  55

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


RiverSource Portfolio Builder Total Equity Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  AUG. 1, 2008   JAN. 31, 2009   THE PERIOD(A)   THE PERIOD(B),(C)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  623.90         $2.07             $ 5.28
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.45         $2.58             $ 6.57
--------------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  621.70         $5.15             $ 8.35
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.65         $6.41             $10.40
--------------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  621.10         $5.11(e)          $ 8.31(e)
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.70         $6.36(e)          $10.35(e)
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  625.60         $1.50             $ 4.71
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.15         $1.87             $ 5.87
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(C)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .51%               .79%             1.30%
---------------------------------------------------------------------------------------------------------
Class B                                                       1.27%               .79%             2.06%
---------------------------------------------------------------------------------------------------------
Class C                                                       1.26%               .79%             2.05%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .37%               .79%             1.16%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.82% for all classes. Had these commitments not been in place for the entire six month period ended Jan. 31, 2009, the actual expenses paid would have been $5.40 for Class A, $8.47 for Class B, $8.43 for Class C and $4.84 for Class R4; the hypothetical expenses paid would have been $6.72 for Class A, $10.55 for Class B, $10.50 for Class C and $6.02 for Class R4.
(d) Based on the actual return for the six months ended Jan. 31, 2009: -37.61% for Class A, -37.83% for Class B, -37.89% for Class C and -37.44% for Class R4.
(e) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2010, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.27% for Class C. Any amounts waived will not be reimbursed by the Fund. This change was effective Feb. 1, 2009. If this change had been in place for the entire six month period ended Jan. 31, 2009, the actual direct expenses paid would have been $5.15 for Class C; the hypothetical direct expenses paid would have been and $6.41 for Class C. Additionally, had this change been in place for the entire six month period ended Jan. 31, 2009, the actual direct and indirect expenses paid would have been $8.35 for Class C; the hypothetical direct and indirect expenses paid would have been $10.40 for Class C.


--------------------------------------------------------------------------------
56  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Portfolio Builder Conservative Fund
JAN. 31, 2009
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (18.3%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (0.9%)
RiverSource Dividend Opportunity Fund                   337,619            $1,715,105
-------------------------------------------------------------------------------------

INTERNATIONAL (4.5%)
RiverSource Disciplined International Equity
 Fund                                                   210,183             1,027,795
RiverSource Partners International Select
 Growth Fund                                            679,015             2,906,183
RiverSource Partners International Select
 Value Fund                                             672,394(b)          2,783,710
RiverSource Partners International Small Cap
 Fund                                                    94,202(b)            344,780
Threadneedle International Opportunity Fund             317,407             1,834,614
                                                                      ---------------
Total                                                                       8,897,082
-------------------------------------------------------------------------------------

REAL ESTATE (1.3%)
RiverSource Real Estate Fund                            454,984             2,652,556
-------------------------------------------------------------------------------------

U.S. LARGE CAP (8.6%)
RiverSource Disciplined Equity Fund                     887,306(b)          3,194,303
RiverSource Disciplined Large Cap Growth Fund           516,542             2,923,629
RiverSource Diversified Equity Income Fund              592,613             3,697,902
RiverSource Growth Fund                                 237,725             3,879,664
RiverSource Large Cap Equity Fund                       234,711               617,291
RiverSource Large Cap Value Fund                         84,720               217,731
RiverSource Partners Fundamental Value Fund             827,804             2,591,027
                                                                      ---------------
Total                                                                      17,121,547
-------------------------------------------------------------------------------------

U.S. MID CAP (2.2%)
RiverSource Mid Cap Growth Fund                         195,961(b)          1,113,058
RiverSource Mid Cap Value Fund                          160,743               696,016
RiverSource Partners Aggressive Growth Fund             277,270(b)          1,516,667
RiverSource Partners Select Value Fund                  339,249               963,468
                                                                      ---------------
Total                                                                       4,289,209
-------------------------------------------------------------------------------------

U.S. SMALL CAP (0.7%)
RiverSource Partners Small Cap Growth Fund              272,342(b)            653,620
RiverSource Partners Small Cap Value Fund               241,492(b)            700,327
                                                                      ---------------
Total                                                                       1,353,947
-------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.1%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                             44,339               228,346
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $57,202,163)                                                       $36,257,792
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (69.8%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (3.9%)
RiverSource Global Bond Fund                          1,257,439            $7,645,228
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (6.8%)
RiverSource Inflation Protected Securities
 Fund                                                 1,441,794            13,567,286
-------------------------------------------------------------------------------------

INVESTMENT GRADE (59.1%)
RiverSource Diversified Bond Fund                    10,512,681            46,045,543
RiverSource Limited Duration Bond Fund                5,355,077(c)         47,124,677
RiverSource Short Duration U.S. Government
 Fund                                                 5,267,994            23,969,372
                                                                      ---------------
Total                                                                     117,139,592
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $148,247,451)                                                     $138,352,106
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (5.0%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                          1,008,083            $9,980,021
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $9,849,919)                                                         $9,980,021
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (6.8%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     13,444,168           $13,444,168
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $13,444,168)                                                       $13,444,168
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $228,743,701)(d)                                                  $198,034,087
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 5 to the financial statements.

(d) At Jan. 31, 2009, the cost of securities for federal income tax purposes was $232,625,264 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                        $130,102
     Unrealized depreciation                                                     (34,721,279)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(34,591,177)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  57

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Portfolio Builder Conservative Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                    FAIR VALUE AT JAN. 31, 2009
                                                     ---------------------------------------------------------
                                                          LEVEL 1        LEVEL 2
                                                       QUOTED PRICES      OTHER        LEVEL 3
                                                         IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                        MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                          IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                        $198,034,087        $--           $--      $198,034,087





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
58  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Portfolio Builder Moderate Conservative Fund
JAN. 31, 2009
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (31.7%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (1.6%)
RiverSource Dividend Opportunity Fund                 1,021,113            $5,187,252
-------------------------------------------------------------------------------------

INTERNATIONAL (8.0%)
RiverSource Disciplined International Equity
 Fund                                                   631,824             3,089,617
RiverSource Partners International Select
 Growth Fund                                          2,049,916             8,773,641
RiverSource Partners International Select
 Value Fund                                           2,018,943(b)          8,358,425
RiverSource Partners International Small Cap
 Fund                                                   284,174(b)          1,040,078
Threadneedle International Opportunity Fund             956,074             5,526,105
                                                                      ---------------
Total                                                                      26,787,866
-------------------------------------------------------------------------------------

REAL ESTATE (1.3%)
RiverSource Real Estate Fund                            772,064             4,501,133
-------------------------------------------------------------------------------------

U.S. LARGE CAP (15.5%)
RiverSource Disciplined Equity Fund                   2,666,224             9,598,406
RiverSource Disciplined Large Cap Growth Fund         1,554,029             8,795,805
RiverSource Diversified Equity Income Fund            1,782,064            11,120,077
RiverSource Growth Fund                                 716,180            11,688,062
RiverSource Large Cap Equity Fund                       713,314             1,876,016
RiverSource Large Cap Value Fund                        251,018               645,115
RiverSource Partners Fundamental Value Fund           2,497,794             7,818,096
                                                                      ---------------
Total                                                                      51,541,577
-------------------------------------------------------------------------------------

U.S. MID CAP (3.9%)
RiverSource Mid Cap Growth Fund                         587,047(b)          3,334,425
RiverSource Mid Cap Value Fund                          477,773             2,068,757
RiverSource Partners Aggressive Growth Fund             848,559(b)          4,641,615
RiverSource Partners Select Value Fund                1,010,104             2,868,697
                                                                      ---------------
Total                                                                      12,913,494
-------------------------------------------------------------------------------------

U.S. SMALL CAP (1.2%)
RiverSource Partners Small Cap Growth Fund              842,420(b)          2,021,809
RiverSource Partners Small Cap Value Fund               714,314(b)          2,071,509
                                                                      ---------------
Total                                                                       4,093,318
-------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.2%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                            131,497               677,212
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $176,545,038)                                                     $105,701,852
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (59.5%)
                                                       SHARES                VALUE(a)
FLOATING RATE (1.0%)
RiverSource Floating Rate Fund                          502,679            $3,292,545
-------------------------------------------------------------------------------------

GLOBAL BOND (5.3%)
RiverSource Global Bond Fund                          2,928,320            17,804,185
-------------------------------------------------------------------------------------

HIGH YIELD (4.6%)
RiverSource Income Opportunities Fund                 1,991,899(c)         15,257,944
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (6.9%)
RiverSource Inflation Protected Securities
 Fund                                                 2,443,116            22,989,722
-------------------------------------------------------------------------------------

INVESTMENT GRADE (41.7%)
RiverSource Diversified Bond Fund                    16,992,566            74,427,438
RiverSource Limited Duration Bond Fund                5,494,548(c)         48,352,026
RiverSource Short Duration U.S. Government
 Fund                                                 3,650,890            16,611,548
                                                                      ---------------
Total                                                                     139,391,012
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $215,066,311)                                                     $198,735,408
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (5.1%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                          1,708,784           $16,916,957
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $16,684,669)                                                       $16,916,957
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (3.7%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     12,364,293           $12,364,293
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $12,364,293)                                                       $12,364,293
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $420,660,311)(d)                                                  $333,718,510
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 5 to the financial statements.

(d) At Jan. 31, 2009, the cost of securities for federal income tax purposes was $428,119,470 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                        $232,288
     Unrealized depreciation                                                     (94,633,248)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(94,400,960)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  59

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Portfolio Builder Moderate Conservative Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                    FAIR VALUE AT JAN. 31, 2009
                                                     ---------------------------------------------------------
                                                          LEVEL 1        LEVEL 2
                                                       QUOTED PRICES      OTHER        LEVEL 3
                                                         IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                        MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                          IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                        $333,718,510        $--           $--      $333,718,510





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
60  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Portfolio Builder Moderate Fund
JAN. 31, 2009
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (46.3%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (2.3%)
RiverSource Dividend Opportunity Fund                 3,805,157           $19,330,197
-------------------------------------------------------------------------------------

INTERNATIONAL (11.9%)
RiverSource Disciplined International Equity
 Fund                                                 2,370,562            11,592,049
RiverSource Partners International Select
 Growth Fund                                          7,662,007(c)         32,793,388
RiverSource Partners International Select
 Value Fund                                           7,552,897(b)         31,268,993
RiverSource Partners International Small Cap
 Fund                                                 1,063,113(b,c)        3,890,995
Threadneedle International Opportunity Fund           3,582,027(c)         20,704,114
                                                                      ---------------
Total                                                                     100,249,539
-------------------------------------------------------------------------------------

REAL ESTATE (1.4%)
RiverSource Real Estate Fund                          1,995,498(c)         11,633,752
-------------------------------------------------------------------------------------

U.S. LARGE CAP (22.9%)
RiverSource Disciplined Equity Fund                   9,959,780            35,855,207
RiverSource Disciplined Large Cap Growth Fund         5,798,319(c)         32,818,485
RiverSource Diversified Equity Income Fund            6,664,208            41,584,656
RiverSource Growth Fund                               2,708,430            44,201,575
RiverSource Large Cap Equity Fund                     2,647,426             6,962,731
RiverSource Large Cap Value Fund                        912,218(c)          2,344,399
RiverSource Partners Fundamental Value Fund           9,340,924(c)         29,237,092
                                                                      ---------------
Total                                                                     193,004,145
-------------------------------------------------------------------------------------

U.S. MID CAP (5.7%)
RiverSource Mid Cap Growth Fund                       2,308,847(b)         13,114,252
RiverSource Mid Cap Value Fund                        1,795,850             7,776,032
RiverSource Partners Aggressive Growth Fund           3,061,676(b,c)       16,747,366
RiverSource Partners Select Value Fund                3,798,742            10,788,426
                                                                      ---------------
Total                                                                      48,426,076
-------------------------------------------------------------------------------------

U.S. SMALL CAP (1.8%)
RiverSource Partners Small Cap Growth Fund            3,113,428(b,c)        7,472,226
RiverSource Partners Small Cap Value Fund             2,685,542(b)          7,788,071
                                                                      ---------------
Total                                                                      15,260,297
-------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.3%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                            477,983             2,461,614
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $667,040,249)                                                     $390,365,620
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (47.6%)
                                                       SHARES                VALUE(a)
FLOATING RATE (0.5%)
RiverSource Floating Rate Fund                          655,445            $4,293,165
-------------------------------------------------------------------------------------

GLOBAL BOND (7.2%)
RiverSource Global Bond Fund                          9,975,621(c)         60,651,773
-------------------------------------------------------------------------------------

HIGH YIELD (3.8%)
RiverSource Income Opportunities Fund                 4,225,837(c)         32,369,910
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (8.6%)
RiverSource Inflation Protected Securities
 Fund                                                 7,714,023(c)         72,588,958
-------------------------------------------------------------------------------------

INVESTMENT GRADE (27.5%)
RiverSource Diversified Bond Fund                    52,809,230(c)        231,304,425
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $435,896,517)                                                     $401,208,231
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (5.1%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                          4,349,447(c)        $43,059,528
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $42,475,868)                                                       $43,059,528
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (1.0%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                      7,965,418            $7,965,418
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $7,965,418)                                                         $7,965,418
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $1,153,378,052)(d)                                                $842,598,797
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 5 to the financial statements.

(d) At Jan. 31, 2009, the cost of securities for federal income tax purposes was $1,172,576,514 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                        $583,659
     Unrealized depreciation                                                    (330,561,376)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                               $(329,977,717)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  61

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Portfolio Builder Moderate Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                    FAIR VALUE AT JAN. 31, 2009
                                                     ---------------------------------------------------------
                                                          LEVEL 1        LEVEL 2
                                                       QUOTED PRICES      OTHER        LEVEL 3
                                                         IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                        MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                          IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                        $842,598,797        $--           $--      $842,598,797





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
62  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Portfolio Builder Moderate Aggressive Fund
JAN. 31, 2009
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (61.5%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (3.1%)
RiverSource Dividend Opportunity Fund                 4,855,981           $24,668,383
-------------------------------------------------------------------------------------

INTERNATIONAL (15.9%)
RiverSource Disciplined International Equity
 Fund                                                 3,004,872            14,693,823
RiverSource Partners International Select
 Growth Fund                                          9,747,093(c)         41,717,558
RiverSource Partners International Select
 Value Fund                                           9,593,311(b,c)       39,716,309
RiverSource Partners International Small Cap
 Fund                                                 1,353,696(b,c)        4,954,526
Threadneedle International Opportunity Fund           4,553,233(c)         26,317,688
                                                                      ---------------
Total                                                                     127,399,904
-------------------------------------------------------------------------------------

REAL ESTATE (1.4%)
RiverSource Real Estate Fund                          1,927,955(c)         11,239,977
-------------------------------------------------------------------------------------

U.S. LARGE CAP (30.6%)
RiverSource Disciplined Equity Fund                  12,664,978            45,593,923
RiverSource Disciplined Large Cap Growth Fund         7,382,781(c)         41,786,539
RiverSource Diversified Equity Income Fund            8,482,977            52,933,776
RiverSource Growth Fund                               3,426,079            55,913,605
RiverSource Large Cap Equity Fund                     3,384,259             8,900,602
RiverSource Large Cap Value Fund                      1,172,823(c)          3,014,156
RiverSource Partners Fundamental Value Fund          11,883,837(c)         37,196,410
                                                                      ---------------
Total                                                                     245,339,011
-------------------------------------------------------------------------------------

U.S. MID CAP (7.7%)
RiverSource Mid Cap Growth Fund                       3,033,114(b)         17,228,086
RiverSource Mid Cap Value Fund                        2,278,428             9,865,591
RiverSource Partners Aggressive Growth Fund           3,797,420(b,c)       20,771,889
RiverSource Partners Select Value Fund                4,831,631(c)         13,721,831
                                                                      ---------------
Total                                                                      61,587,397
-------------------------------------------------------------------------------------

U.S. SMALL CAP (2.4%)
RiverSource Partners Small Cap Growth Fund            3,965,937(b,c)        9,518,249
RiverSource Partners Small Cap Value Fund             3,407,418(b)          9,881,511
                                                                      ---------------
Total                                                                      19,399,760
-------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.4%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                            614,798             3,166,211
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $866,280,389)                                                     $492,800,643
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (32.3%)
                                                       SHARES                VALUE(a)
FLOATING RATE (0.3%)
RiverSource Floating Rate Fund                          415,729            $2,723,027
-------------------------------------------------------------------------------------

GLOBAL BOND (7.2%)
RiverSource Global Bond Fund                          9,521,756(c)         57,892,276
-------------------------------------------------------------------------------------

HIGH YIELD (3.2%)
RiverSource Income Opportunities Fund                 3,324,480(c)         25,465,514
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (8.2%)
RiverSource Inflation Protected Securities
 Fund                                                 6,995,211(c)         65,824,939
-------------------------------------------------------------------------------------

INVESTMENT GRADE (13.4%)
RiverSource Diversified Bond Fund                    24,463,552           107,150,359
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $282,733,659)                                                     $259,056,115
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (5.2%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                          4,193,651(c)        $41,517,144
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $40,930,862)                                                       $41,517,144
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (1.0%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                      7,822,620            $7,822,620
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $7,822,620)                                                         $7,822,620
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $1,197,767,530)(d)                                                $801,196,522
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 5 to the financial statements.

(d) At Jan. 31, 2009, the cost of securities for federal income tax purposes was $1,216,350,685 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                        $586,282
     Unrealized depreciation                                                    (415,740,445)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                               $(415,154,163)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  63

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Portfolio Builder Moderate Aggressive Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                    FAIR VALUE AT JAN. 31, 2009
                                                     ---------------------------------------------------------
                                                          LEVEL 1        LEVEL 2
                                                       QUOTED PRICES      OTHER        LEVEL 3
                                                         IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                        MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                          IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                        $801,196,522        $--           $--      $801,196,522





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
64  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Portfolio Builder Aggressive Fund
JAN. 31, 2009
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (76.9%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (3.9%)
RiverSource Dividend Opportunity Fund                2,770,395            $14,073,607
-------------------------------------------------------------------------------------

INTERNATIONAL (20.0%)
RiverSource Disciplined International Equity
 Fund                                                1,715,496              8,388,776
RiverSource Partners International Select
 Growth Fund                                         5,566,801(c)          23,825,907
RiverSource Partners International Select
 Value Fund                                          5,475,744(b)          22,669,581
RiverSource Partners International Small Cap
 Fund                                                  771,972(b,c)         2,825,418
Threadneedle International Opportunity Fund          2,597,783             15,015,184
                                                                      ---------------
Total                                                                      72,724,866
-------------------------------------------------------------------------------------

REAL ESTATE (1.4%)
RiverSource Real Estate Fund                           873,036              5,089,801
-------------------------------------------------------------------------------------

U.S. LARGE CAP (38.4%)
RiverSource Disciplined Equity Fund                  7,214,432             25,971,955
RiverSource Disciplined Large Cap Growth Fund        4,203,083(c)          23,789,449
RiverSource Diversified Equity Income Fund           4,832,885             30,157,205
RiverSource Growth Fund                              1,941,402             31,683,684
RiverSource Large Cap Equity Fund                    1,933,733              5,085,717
RiverSource Large Cap Value Fund                       658,780              1,693,065
RiverSource Partners Fundamental Value Fund          6,757,367             21,150,558
                                                                      ---------------
Total                                                                     139,531,633
-------------------------------------------------------------------------------------

U.S. MID CAP (9.7%)
RiverSource Mid Cap Growth Fund                      1,805,065(b)          10,252,771
RiverSource Mid Cap Value Fund                       1,292,515              5,596,589
RiverSource Partners Aggressive Growth Fund          2,090,478(b)          11,434,915
RiverSource Partners Select Value Fund               2,745,855              7,798,230
                                                                      ---------------
Total                                                                      35,082,505
-------------------------------------------------------------------------------------

U.S. SMALL CAP (3.0%)
RiverSource Partners Small Cap Growth Fund           2,265,537(b,c)         5,437,289
RiverSource Partners Small Cap Value Fund            1,933,451(b)           5,607,008
                                                                      ---------------
Total                                                                      11,044,297
-------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.5%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           345,465              1,779,147
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $492,474,756)                                                     $279,325,856
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (16.9%)
                                                       SHARES                VALUE(a)
FLOATING RATE (1.1%)
RiverSource Floating Rate Fund                         608,935             $3,988,524
-------------------------------------------------------------------------------------

GLOBAL BOND (1.9%)
RiverSource Global Bond Fund                         1,153,673              7,014,334
-------------------------------------------------------------------------------------

HIGH YIELD (3.7%)
RiverSource Income Opportunities Fund                1,768,947(c)          13,550,131
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (5.0%)
RiverSource Inflation Protected Securities
 Fund                                                1,928,868             18,150,645
-------------------------------------------------------------------------------------

INVESTMENT GRADE (5.2%)
RiverSource Diversified Bond Fund                    4,279,860             18,745,784
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $68,417,496)                                                       $61,449,418
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (5.3%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                         1,923,804            $19,045,659
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $18,785,996)                                                       $19,045,659
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.9%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     3,142,438             $3,142,438
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $3,142,438)                                                         $3,142,438
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $582,820,686)(d)                                                  $362,963,371
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 5 to the financial statements.

(d) At Jan. 31, 2009, the cost of securities for federal income tax purposes was $594,023,754 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                        $259,663
     Unrealized depreciation                                                    (231,320,046)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                               $(231,060,383)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  65

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Portfolio Builder Aggressive Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                    FAIR VALUE AT JAN. 31, 2009
                                                     ---------------------------------------------------------
                                                          LEVEL 1        LEVEL 2
                                                       QUOTED PRICES      OTHER        LEVEL 3
                                                         IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                        MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                          IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                        $362,963,371        $--           $--      $362,963,371





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
66  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Portfolio Builder Total Equity Fund
JAN. 31, 2009
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (94.7%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (4.1%)
RiverSource Dividend Opportunity Fund                2,447,437            $12,432,977
-------------------------------------------------------------------------------------

INTERNATIONAL (24.7%)
RiverSource Disciplined International Equity
 Fund                                                1,750,550              8,560,187
RiverSource Partners International Select
 Growth Fund                                         5,692,442(c)          24,363,655
RiverSource Partners International Select
 Value Fund                                          5,584,761(b)          23,120,909
RiverSource Partners International Small Cap
 Fund                                                  784,709(b,c)         2,872,036
Threadneedle International Opportunity Fund          2,657,419             15,359,884
                                                                      ---------------
Total                                                                      74,276,671
-------------------------------------------------------------------------------------

REAL ESTATE (1.4%)
RiverSource Real Estate Fund                           736,291              4,292,574
-------------------------------------------------------------------------------------

U.S. LARGE CAP (49.1%)
RiverSource Disciplined Equity Fund                  7,376,517             26,555,459
RiverSource Disciplined Large Cap Growth Fund        4,297,014(c)          24,321,100
RiverSource Diversified Equity Income Fund           4,638,490             28,944,178
RiverSource Growth Fund                              2,267,598             37,007,195
RiverSource Large Cap Equity Fund                    1,970,880              5,183,415
RiverSource Large Cap Value Fund                     1,707,411(c)           4,388,047
RiverSource Partners Fundamental Value Fund          6,717,507             21,025,797
                                                                      ---------------
Total                                                                     147,425,191
-------------------------------------------------------------------------------------

U.S. MID CAP (11.5%)
RiverSource Mid Cap Growth Fund                      1,940,551(b)          11,022,331
RiverSource Mid Cap Value Fund                       1,325,966              5,741,433
RiverSource Partners Aggressive Growth Fund          2,036,984(b)          11,142,302
RiverSource Partners Select Value Fund               2,382,303              6,765,740
                                                                      ---------------
Total                                                                      34,671,806
-------------------------------------------------------------------------------------

U.S. SMALL CAP (3.3%)
RiverSource Partners Small Cap Growth Fund           1,940,915(b,c)         4,658,196
RiverSource Partners Small Cap Value Fund            1,775,690(b)           5,149,500
                                                                      ---------------
Total                                                                       9,807,696
-------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.6%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           356,158              1,834,215
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $508,824,265)                                                     $284,741,130
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (5.3%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                         1,619,956            $16,037,564
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $15,824,519)                                                       $16,037,564
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (--%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                            33                    $33
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $33)                                                                       $33
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $524,648,817)(d)                                                  $300,778,727
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 5 to the financial statements.

(d) At Jan. 31, 2009, the cost of securities for federal income tax purposes was $538,112,219 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                        $213,045
     Unrealized depreciation                                                    (237,546,537)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                               $(237,333,492)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  67

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Portfolio Builder Total Equity Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                    FAIR VALUE AT JAN. 31, 2009
                                                     ---------------------------------------------------------
                                                          LEVEL 1        LEVEL 2
                                                       QUOTED PRICES      OTHER        LEVEL 3
                                                         IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                        MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                          IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                        $300,778,727        $--           $--      $300,778,727





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
68  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                                                              RIVERSOURCE
                                                       RIVERSOURCE         PORTFOLIO BUILDER         RIVERSOURCE
                                                    PORTFOLIO BUILDER           MODERATE          PORTFOLIO BUILDER
                                                       CONSERVATIVE           CONSERVATIVE             MODERATE
JAN. 31, 2009                                              FUND                   FUND                   FUND
ASSETS
Investments in affiliated funds, at value
  (identified cost $228,743,701, $420,660,311,
  and $1,153,378,052, respectively)                    $198,034,087           $333,718,510          $  842,598,797
Capital shares receivable                                   674,750                721,455               1,143,169
Dividends receivable                                         79,135                134,713                 276,963
Receivable for affiliated investments sold                       --                 61,061                 304,909
-------------------------------------------------------------------------------------------------------------------
Total assets                                            198,787,972            334,635,739             844,323,838
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                      549,904                646,539               1,864,330
Payable for affiliated investments purchased                 46,956                     --                      --
Accrued distribution fees                                     2,437                  3,885                   9,524
Accrued transfer agency fees                                    752                  1,354                   3,982
Accrued administrative services fees                            109                    184                     466
Accrued plan administration services fees                        --                     --                       1
Other accrued expenses                                       55,697                186,019                  65,337
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                           655,855                837,981               1,943,640
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital
  stock                                                $198,132,117           $333,797,758          $  842,380,198
-------------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                        $    233,074           $    416,272          $    1,112,837
Additional paid-in capital                              232,568,601            428,683,706           1,173,579,242
Undistributed (excess of distributions over)
  net investment income                                     113,849              1,389,277               8,057,530
Accumulated net realized gain (loss)                     (4,073,793)            (9,749,696)            (29,590,156)
Unrealized appreciation (depreciation) on
  affiliated investments                                (30,709,614)           (86,941,801)           (310,779,255)
-------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding capital stock                            $198,132,117           $333,797,758          $  842,380,198
-------------------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                               Class A                 $145,919,328           $257,155,177          $ 664,054,374
                                        Class B                 $ 41,589,703           $ 60,844,849           $144,798,038
                                        Class C                 $ 10,602,340           $ 15,772,351           $ 33,449,418
                                        Class R4                $     20,746           $     25,381           $     78,368
Outstanding shares of capital stock:    Class A shares            17,150,019             32,046,209             87,640,367
                                        Class B shares             4,905,272              7,606,644             19,199,873
                                        Class C shares             1,249,604              1,971,183              4,433,154
                                        Class R4 shares                2,461                  3,177                 10,348
Net asset value per share:              Class A(1)              $       8.51           $       8.02           $       7.58
                                        Class B                 $       8.48           $       8.00           $       7.54
                                        Class C                 $       8.48           $       8.00           $       7.55
                                        Class R4                $       8.43           $       7.99           $       7.57
----------------------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource Portfolio Builder Conservative Fund, RiverSource Portfolio Builder Moderate Conservative Fund and RiverSource Portfolio Builder Moderate Fund is $8.93, $8.42 and $8.04, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75% for RiverSource Portfolio Builder Conservative Fund and RiverSource Moderate Conservative Fund; and dividing the net asset value by 1.0 minus the maximum sales charge of 5.75% for RiverSource Portfolio Builder Moderate Fund.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  69

STATEMENTS OF ASSETS AND LIABILITIES (continued) -------------------------------


                                                       RIVERSOURCE
                                                    PORTFOLIO BUILDER         RIVERSOURCE            RIVERSOURCE
                                                         MODERATE          PORTFOLIO BUILDER      PORTFOLIO BUILDER
                                                        AGGRESSIVE             AGGRESSIVE            TOTAL EQUITY
JAN. 31, 2009                                              FUND                   FUND                   FUND
ASSETS
Investments in affiliated funds, at value
  (identified cost $1,197,767,530, $582,820,686,
     and $524,648,817, respectively)                  $  801,196,522         $ 362,963,371          $ 300,778,727
Capital shares receivable                                  1,222,242               464,519                389,015
Dividends receivable                                         156,369                49,256                     --
Receivable for affiliated investments sold                   324,087                55,610                104,039
Other assets                                                      --                22,700                     --
-------------------------------------------------------------------------------------------------------------------
Total assets                                             802,899,220           363,555,456            301,271,781
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                     1,324,296               396,687                443,449
Accrued distribution fees                                      8,808                 3,949                  3,247
Accrued transfer agency fees                                   4,967                 2,630                  2,405
Accrued administrative services fees                             445                   202                    168
Accrued plan administrative services fees                          4                     1                      1
Other accrued expenses                                        56,142                43,533                 61,878
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                          1,394,662               447,002                511,148
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock    $  801,504,558         $ 363,108,454          $ 300,760,633
-------------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                       $    1,143,744         $     560,063          $     499,830
Additional paid-in capital                             1,226,628,905           601,150,369            544,854,833
Undistributed net investment income                        2,720,971             3,264,634              3,996,262
Accumulated net realized gain (loss)                     (32,418,054)          (22,009,297)           (24,720,202)
Unrealized appreciation (depreciation) on
  affiliated investments                                (396,571,008)         (219,857,315)          (223,870,090)
-------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding capital stock                           $  801,504,558         $ 363,108,454          $ 300,760,633
-------------------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                               Class A                $ 644,510,105          $ 294,773,096          $ 245,908,353
                                        Class B                 $130,075,493           $ 56,863,918           $ 45,514,660
                                        Class C                 $ 26,360,644           $ 11,330,376           $  9,263,309
                                        Class R4                $    558,316           $    141,064           $     74,311
Outstanding shares of capital stock:    Class A shares            91,887,421             45,416,245             40,787,041
                                        Class B shares            18,628,806              8,803,125              7,624,879
                                        Class C shares             3,778,666              1,765,176              1,558,801
                                        Class R4 shares               79,497                 21,713                 12,287
Net asset value per share:              Class A(1)              $       7.01           $       6.49           $       6.03
                                        Class B                 $       6.98           $       6.46           $       5.97
                                        Class C                 $       6.98           $       6.42           $       5.94
                                        Class R4                $       7.02           $       6.50           $       6.05
----------------------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Aggressive Fund and RiverSource Portfolio Builder Total Equity Fund is $7.44, $6.89 and $6.40, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
70  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

STATEMENTS OF OPERATIONS -------------------------------------------------------


                                                                              RIVERSOURCE
                                                       RIVERSOURCE         PORTFOLIO BUILDER         RIVERSOURCE
                                                    PORTFOLIO BUILDER           MODERATE          PORTFOLIO BUILDER
                                                       CONSERVATIVE           CONSERVATIVE             MODERATE
YEAR ENDED JAN. 31, 2009                                   FUND                   FUND                   FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated
  funds                                                $  7,186,578           $ 13,430,488          $  34,949,389
-------------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                   328,254                687,072              1,870,904
  Class B                                                   434,092                724,001              1,818,537
  Class C                                                    99,134                168,921                374,530
Transfer agency fees
  Class A                                                   154,863                329,853              1,016,020
  Class B                                                    53,452                 91,053                259,450
  Class C                                                    12,043                 20,893                 52,648
  Class R4                                                       11                     14                     48
Administrative services fees                                 36,929                 72,830                193,553
Plan administration services fees -- Class R4                    57                     67                    238
Custodian fees                                                1,360                  1,268                  1,467
Printing and postage                                         43,896                 66,325                161,760
Registration fees                                            77,567                 78,099                 89,120
Professional fees                                            21,780                 22,210                 24,660
Other                                                         2,121                  3,194                  2,439
-------------------------------------------------------------------------------------------------------------------
Total expenses                                            1,265,559              2,265,800              5,865,374
  Expenses waived/reimbursed by the Investment
    Manager and its affiliates                                  (59)                   (80)                  (275)
  Earnings credits on cash balances                            (173)                  (242)                  (310)
-------------------------------------------------------------------------------------------------------------------
Total net expenses                                        1,265,327              2,265,478              5,864,789
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           5,921,251             11,165,010             29,084,600
-------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Sales of underlying affiliated funds                   (4,135,791)           (11,396,917)           (36,802,229)
  Capital gain distributions from underlying
    affiliated funds                                      1,092,795              3,092,688             11,541,009
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on affiliated investments       (3,042,996)            (8,304,229)           (25,261,220)
Net change in unrealized appreciation
  (depreciation) on affiliated investments              (30,351,836)           (82,098,938)          (286,055,781)
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          (33,394,832)           (90,403,167)          (311,317,001)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      $(27,473,581)          $(79,238,157)         $(282,232,401)
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  71

STATEMENTS OF OPERATIONS (continued) -------------------------------------------


                                                       RIVERSOURCE
                                                    PORTFOLIO BUILDER         RIVERSOURCE            RIVERSOURCE
                                                         MODERATE          PORTFOLIO BUILDER      PORTFOLIO BUILDER
                                                        AGGRESSIVE             AGGRESSIVE            TOTAL EQUITY
YEAR ENDED JAN. 31, 2009                                   FUND                   FUND                   FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated
  funds                                               $  30,578,479          $  11,240,652          $   7,076,365
-------------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                 2,048,240                969,765                850,481
  Class B                                                 1,742,740                809,179                691,958
  Class C                                                   319,656                142,465                125,500
Transfer agency fees
  Class A                                                 1,396,606                750,942                694,955
  Class B                                                   312,393                164,117                148,100
  Class C                                                    56,379                 28,532                 26,487
  Class R4                                                      358                     74                     64
Administrative services fees                                205,250                 96,644                 84,413
Plan administration services fees -- Class R4                 1,791                    369                    319
Custodian fees                                                1,390                  1,311                  1,625
Printing and postage                                        189,000                116,299                 82,410
Registration fees                                            86,374                 69,449                 75,823
Professional fees                                            23,880                 22,710                 23,090
Other                                                         1,209                  1,944                  4,100
-------------------------------------------------------------------------------------------------------------------
Total expenses                                            6,385,266              3,173,800              2,809,325
  Expenses waived/reimbursed by the Investment
    Manager and its affiliates                               (1,858)               (11,902)               (37,312)
  Earnings credits on cash balances                            (492)                  (310)                  (147)
-------------------------------------------------------------------------------------------------------------------
Total net expenses                                        6,382,916              3,161,588              2,771,866
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          24,195,563              8,079,064              4,304,499
-------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Sales of underlying affiliated funds                  (42,437,314)           (28,344,002)           (31,135,169)
  Capital gain distributions from underlying
    affiliated funds                                     15,343,819              8,779,385              9,288,549
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on affiliated investments      (27,093,495)           (19,564,617)           (21,846,620)
Net change in unrealized appreciation
  (depreciation) on affiliated investments             (362,771,645)          (193,831,351)          (191,281,762)
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         (389,865,140)          (213,395,968)          (213,128,382)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     $(365,669,577)         $(205,316,904)         $(208,823,883)
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
72  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                    RIVERSOURCE                          RIVERSOURCE
                                           PORTFOLIO BUILDER CONSERVATIVE         PORTFOLIO BUILDER MODERATE
                                                        FUND                          CONSERVATIVE FUND
YEAR ENDED JAN. 31,                           2009               2008              2009               2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net           $  5,921,251       $  4,235,803      $ 11,165,010       $  8,773,699
Net realized gain (loss) on affiliated
  investments                               (3,042,996)         4,207,240        (8,304,229)        15,240,908
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                              (30,351,836)        (2,198,000)      (82,098,938)       (13,025,603)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                (27,473,581)         6,245,043       (79,238,157)        10,989,004
--------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                 (4,590,372)        (3,718,240)       (8,256,717)        (8,831,187)
    Class B                                 (1,145,469)        (1,163,739)       (1,575,521)        (2,255,896)
    Class C                                   (274,190)          (196,677)         (373,600)          (454,560)
    Class R4                                      (844)            (1,028)             (895)            (1,497)
  Net realized gain
    Class A                                   (296,755)        (3,698,443)         (856,641)       (13,033,195)
    Class B                                    (85,227)        (1,345,448)         (205,359)        (3,960,471)
    Class C                                    (21,814)          (239,222)          (51,244)          (823,752)
    Class R4                                       (43)              (910)              (76)            (2,353)
--------------------------------------------------------------------------------------------------------------
Total distributions                         (6,414,714)       (10,363,707)      (11,320,053)       (29,362,911)
--------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                           114,555,456         60,209,851       152,823,727        109,376,557
  Class B shares                            33,654,084         18,214,224        35,681,642         30,070,216
  Class C shares                             9,303,455          3,999,940         9,090,012          6,944,935
  Class R4 shares                                   --                 --             2,642             15,000
Reinvestment of distributions at net
  asset value
  Class A shares                             4,722,131          7,163,358         8,793,603         21,120,213
  Class B shares                             1,179,358          2,420,685         1,707,707          5,992,580
  Class C shares                               275,269            412,710           397,162          1,207,373
  Class R4 shares                                  521              1,103               625              2,816
Payments for redemptions
  Class A shares                           (60,072,621)       (36,033,624)      (95,207,632)       (54,962,187)
  Class B shares                           (26,090,527)       (15,109,557)      (35,296,958)       (27,141,004)
  Class C shares                            (4,722,527)        (1,808,185)       (5,725,880)        (4,031,192)
  Class R4 shares                                   --                 --           (14,559)                --
--------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  capital share transactions                72,804,599         39,470,505        72,252,091         88,595,307
--------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets     38,916,304         35,351,841       (18,306,119)        70,221,400
Net assets at beginning of year            159,215,813        123,863,972       352,103,877        281,882,477
--------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $198,132,117       $159,215,813      $333,797,758       $352,103,877
--------------------------------------------------------------------------------------------------------------
Undistributed (excess of distributions
  over) net investment income             $    113,849       $         --      $  1,389,277       $         --
--------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  73

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------


                                                                                           RIVERSOURCE
                                                    RIVERSOURCE                    PORTFOLIO BUILDER MODERATE
                                          PORTFOLIO BUILDER MODERATE FUND                AGGRESSIVE FUND
YEAR ENDED JAN. 31,                           2009               2008               2009                2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net          $  29,084,600      $  23,007,502      $   24,195,563      $   20,869,724
Net realized gain (loss) on affiliated
  investments                              (25,261,220)        56,661,022         (27,093,495)         85,702,488
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                             (286,055,781)       (60,901,881)       (362,771,645)        (93,249,924)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations               (282,232,401)        18,766,643        (365,669,577)         13,322,288
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                (18,698,221)       (27,233,021)        (19,738,696)        (29,551,818)
    Class B                                 (3,119,713)        (6,058,741)         (2,803,691)         (5,251,424)
    Class C                                   (664,975)        (1,057,465)           (536,449)           (869,050)
    Class R4                                    (2,769)            (3,850)            (20,136)            (28,423)
  Net realized gain
    Class A                                 (1,334,658)       (50,006,953)         (1,758,113)        (80,427,241)
    Class B                                   (294,716)       (13,394,638)           (356,460)        (18,284,603)
    Class C                                    (68,110)        (2,390,303)            (71,009)         (3,011,603)
    Class R4                                      (159)            (7,260)             (1,517)            (73,775)
-----------------------------------------------------------------------------------------------------------------
Total distributions                        (24,183,321)      (100,152,231)        (25,286,071)       (137,497,937)
-----------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                           360,735,422        288,308,565         264,405,312         255,032,613
  Class B shares                            75,632,744         74,443,031          54,095,285          58,246,761
  Class C shares                            20,357,208         15,385,763          13,497,313          14,647,694
  Class R4 shares                                   --            115,072               1,304             562,143
Reinvestment of distributions at net
  asset value
  Class A shares                            19,554,896         75,610,723          21,106,765         108,230,927
  Class B shares                             3,325,886         19,039,070           3,099,919          23,186,671
  Class C shares                               688,180          3,281,194             575,219           3,707,282
  Class R4 shares                                2,640              9,855              21,373             100,681
Payments for redemptions
  Class A shares                          (223,669,685)      (155,002,455)       (207,715,182)       (184,441,143)
  Class B shares                           (76,788,937)       (68,665,348)        (61,939,057)        (63,461,358)
  Class C shares                           (11,294,952)        (7,007,519)         (8,512,493)         (7,005,490)
  Class R4 shares                                   --           (122,005)                 --            (101,575)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  capital share transactions               168,543,402        245,395,946          78,635,758         208,705,206
-----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets   (137,872,320)       164,010,358        (312,319,890)         84,529,557
Net assets at beginning of year            980,252,518        816,242,160       1,113,824,448       1,029,294,891
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                $ 842,380,198      $ 980,252,518      $  801,504,558      $1,113,824,448
-----------------------------------------------------------------------------------------------------------------
Undistributed net investment income      $   8,057,530      $          --      $    2,720,971      $           --
-----------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
74  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


                                                     RIVERSOURCE                          RIVERSOURCE
                                             PORTFOLIO BUILDER AGGRESSIVE        PORTFOLIO BUILDER TOTAL EQUITY
                                                         FUND                                 FUND
YEAR ENDED JAN. 31,                             2009              2008               2009              2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net            $   8,079,064      $  7,597,890      $   4,304,499      $  3,885,448
Net realized gain (loss) on affiliated
  investments                                (19,564,617)       52,977,704        (21,846,620)       54,683,197
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                               (193,831,351)      (63,994,104)      (191,281,762)      (70,547,912)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 (205,316,904)       (3,418,510)      (208,823,883)      (11,979,267)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                   (5,094,518)      (13,785,920)        (1,525,096)      (10,755,718)
    Class B                                     (318,362)       (2,328,426)                --        (1,648,582)
    Class C                                      (84,645)         (384,297)                --          (294,407)
    Class R4                                      (3,229)           (4,612)              (898)           (4,986)
  Net realized gain
    Class A                                   (1,825,803)      (49,081,861)        (2,260,935)      (50,120,002)
    Class B                                     (357,143)      (11,074,610)          (426,709)      (11,088,911)
    Class C                                      (69,350)       (1,729,803)           (86,504)       (1,817,034)
    Class R4                                        (874)          (14,887)              (685)          (21,077)
---------------------------------------------------------------------------------------------------------------
Total distributions                           (7,753,924)      (78,404,416)        (4,300,827)      (75,750,717)
---------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                             120,124,505       119,173,260        111,348,436       114,124,816
  Class B shares                              20,417,959        24,965,555         15,626,382        22,799,454
  Class C shares                               5,893,726         6,296,373          4,730,382         5,611,701
  Class R4 shares                                152,343            97,600             40,999            10,258
Reinvestment of distributions at net
  asset value
  Class A shares                               6,826,798        62,088,039          3,743,785        60,379,978
  Class B shares                                 668,635        13,257,836            422,551        12,588,664
  Class C shares                                 148,220         2,044,150             84,646         2,056,792
  Class R4 shares                                  3,909            17,672              1,452            24,088
Payments for redemptions
  Class A shares                             (88,834,231)      (86,892,576)       (80,822,040)      (83,555,797)
  Class B shares                             (24,804,947)      (27,909,437)       (21,364,475)      (27,615,040)
  Class C shares                              (3,454,403)       (3,007,126)        (2,727,853)       (2,716,097)
  Class R4 shares                                (55,018)          (61,917)           (76,817)          (38,139)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  capital share transactions                  37,087,496       110,069,429      $  31,007,448       103,670,678
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets     (175,983,332)       28,246,503       (182,117,262)       15,940,694
Net assets at beginning of year              539,091,786       510,845,283        482,877,895       466,937,201
---------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $ 363,108,454      $539,091,786      $ 300,760,633      $482,877,895
---------------------------------------------------------------------------------------------------------------
Undistributed net investment income        $   3,264,634      $         --      $   3,996,262      $    638,933
---------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  75

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

RiverSource Portfolio Builder Conservative Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.15          $10.43          $10.36          $10.23          $10.02
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .32(c)          .36(c)          .34             .25             .12
Net gains (losses) (both realized and
 unrealized)                                        (1.63)            .17             .24             .25             .23
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (1.31)            .53             .58             .50             .35
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.31)           (.42)           (.38)           (.27)           (.12)
Distributions from realized gains                    (.02)           (.39)           (.13)           (.10)           (.02)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.33)           (.81)           (.51)           (.37)           (.14)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.51          $10.15          $10.43          $10.36          $10.23
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)              $146            $111             $83             $73             $40
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .47%            .45%            .49%            .59%            .92%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .47%            .45%            .49%            .59%            .59%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.44%           3.42%           3.32%           2.66%           2.03%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               27%             29%             54%             23%             51%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (13.09%)          5.14%           5.76%           4.97%           3.54%(j)
-------------------------------------------------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.11          $10.40          $10.33          $10.21          $10.02
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .25(c)          .28(c)          .26             .18             .07
Net gains (losses) (both realized and
 unrealized)                                        (1.62)            .16             .25             .24             .22
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (1.37)            .44             .51             .42             .29
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)           (.34)           (.31)           (.20)           (.08)
Distributions from realized gains                    (.02)           (.39)           (.13)           (.10)           (.02)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.26)           (.73)           (.44)           (.30)           (.10)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.48          $10.11          $10.40          $10.33          $10.21
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $42             $41             $36             $36             $21
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.22%           1.20%           1.25%           1.34%           1.68%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    1.22%           1.20%           1.25%           1.34%           1.37%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.60%           2.63%           2.54%           1.88%           1.25%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               27%             29%             54%             23%             51%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (13.69%)          4.27%           4.99%           4.12%           2.88%(j)
-------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the years ended Jan. 31, 2009 and 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
76  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.12          $10.41          $10.34          $10.21          $10.02
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .25(c)          .28(c)          .26             .17             .07
Net gains (losses) (both realized and
 unrealized)                                        (1.63)            .16             .24             .25             .22
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (1.38)            .44             .50             .42             .29
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)           (.34)           (.30)           (.19)           (.08)
Distributions from realized gains                    (.02)           (.39)           (.13)           (.10)           (.02)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.26)           (.73)           (.43)           (.29)           (.10)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.48          $10.12          $10.41          $10.34          $10.21
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $11              $8              $5              $6              $4
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.22%           1.20%           1.25%           1.34%           1.68%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    1.22%           1.20%           1.25%           1.34%           1.37%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.68%           2.67%           2.51%           1.85%           1.32%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               27%             29%             54%             23%             51%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (13.75%)          4.29%           4.94%           4.16%           2.90%(j)
-------------------------------------------------------------------------------------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.05          $10.34          $10.27          $10.20          $10.02
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .35(c)          .39(c)          .36             .32             .17
Net gains (losses) (both realized and
 unrealized)                                        (1.60)            .16             .24             .18             .20
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (1.25)            .55             .60             .50             .37
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.35)           (.45)           (.40)           (.33)           (.17)
Distributions from realized gains                    (.02)           (.39)           (.13)           (.10)           (.02)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.37)           (.84)           (.53)           (.43)           (.19)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.43          $10.05          $10.34          $10.27          $10.20
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $--             $--             $--             $--             $--
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .39%            .38%            .33%            .47%            .76%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .13%            .19%            .33%            .42%            .42%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.68%           3.68%           3.47%           2.64%           1.90%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               27%             29%             54%             23%             51%
-------------------------------------------------------------------------------------------------------------------------
Total return                                      (12.71%)          5.34%           6.00%           5.04%           3.74%(j)
-------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the years ended Jan. 31, 2009 and 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  77

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


RiverSource Portfolio Builder Moderate Conservative Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.28          $10.85          $10.68          $10.35          $10.03
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .31(c)          .33(c)          .33             .24             .14
Net gains (losses) (both realized and
 unrealized)                                        (2.27)            .11             .47             .49             .35
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (1.96)            .44             .80             .73             .49
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.27)           (.42)           (.40)           (.27)           (.16)
Distributions from realized gains                    (.03)           (.59)           (.23)           (.13)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.30)          (1.01)           (.63)           (.40)           (.17)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.02          $10.28          $10.85          $10.68          $10.35
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)              $257            $260            $198            $149             $78
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .44%            .41%            .44%            .55%            .72%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .44%            .41%            .44%            .55%            .59%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.26%           3.03%           2.99%           2.53%           2.21%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               29%             31%             24%             19%             28%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (19.31%)          3.99%           7.65%           7.18%           4.90%(j)
-------------------------------------------------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.25          $10.82          $10.65          $10.32          $10.03
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .23(c)          .24(c)          .24             .16             .09
Net gains (losses) (both realized and
 unrealized)                                        (2.25)            .12             .48             .49             .32
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (2.02)            .36             .72             .65             .41
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.20)           (.34)           (.32)           (.19)           (.11)
Distributions from realized gains                    (.03)           (.59)           (.23)           (.13)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.23)           (.93)           (.55)           (.32)           (.12)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.00          $10.25          $10.82          $10.65          $10.32
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $61             $76             $71             $66             $34
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.19%           1.17%           1.19%           1.30%           1.49%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    1.19%           1.17%           1.19%           1.30%           1.37%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.42%           2.22%           2.19%           1.75%           1.46%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               29%             31%             24%             19%             28%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (19.89%)          3.22%           6.87%           6.41%           4.14%(j)
-------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earning credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the years ended Jan. 31, 2009 and 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
78  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.25          $10.82          $10.65          $10.33          $10.03
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .23(c)          .25(c)          .24             .15             .09
Net gains (losses) (both realized and
 unrealized)                                        (2.25)            .11             .48             .49             .34
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (2.02)            .36             .72             .64             .43
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.20)           (.34)           (.32)           (.19)           (.12)
Distributions from realized gains                    (.03)           (.59)           (.23)           (.13)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.23)           (.93)           (.55)           (.32)           (.13)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.00          $10.25          $10.82          $10.65          $10.33
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $16             $16             $13             $11              $6
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.19%           1.17%           1.19%           1.30%           1.52%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    1.19%           1.17%           1.19%           1.30%           1.37%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.48%           2.27%           2.22%           1.72%           1.47%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               29%             31%             24%             19%             28%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (19.88%)          3.23%           6.88%           6.29%           4.25%(j)
-------------------------------------------------------------------------------------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.24          $10.80          $10.64          $10.34          $10.03
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .33(c)          .37(c)          .35             .29             .17
Net gains (losses) (both realized and
 unrealized)                                        (2.23)            .10             .46             .46             .34
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (1.90)            .47             .81             .75             .51
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.32)           (.44)           (.42)           (.32)           (.19)
Distributions from realized gains                    (.03)           (.59)           (.23)           (.13)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.35)          (1.03)           (.65)           (.45)           (.20)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.99          $10.24          $10.80          $10.64          $10.34
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $--             $--             $--             $--             $--
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .37%            .36%            .28%            .39%            .57%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .07%            .16%            .28%            .39%            .36%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.55%           3.41%           3.13%           2.67%           2.13%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               29%             31%             24%             19%             28%
-------------------------------------------------------------------------------------------------------------------------
Total return                                      (18.93%)          4.32%           7.74%           7.37%           5.09%(j)
-------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earning credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the years ended Jan. 31, 2009 and 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  79

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


RiverSource Portfolio Builder Moderate Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.46          $11.36          $11.06          $10.47          $10.04
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .30(c)          .31(c)          .31             .22             .13
Net gains (losses) (both realized and
 unrealized)                                        (2.93)            .02             .71             .78             .47
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (2.63)            .33            1.02            1.00             .60
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.23)           (.44)           (.41)           (.27)           (.16)
Distributions from realized gains                    (.02)           (.79)           (.31)           (.14)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.25)          (1.23)           (.72)           (.41)           (.17)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.58          $10.46          $11.36          $11.06          $10.47
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)              $664            $746            $600            $410            $190
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .43%            .41%            .43%            .53%            .63%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .43%            .41%            .43%            .53%            .59%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.19%           2.70%           2.68%           2.30%           2.05%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               34%             27%             24%             15%             28%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (25.51%)          2.69%           9.38%           9.64%           6.01%(j)
-------------------------------------------------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.41          $11.31          $11.02          $10.43          $10.04
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .22(c)          .22(c)          .19             .13             .08
Net gains (losses) (both realized and
 unrealized)                                        (2.91)            .02             .73             .79             .44
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (2.69)            .24             .92             .92             .52
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.16)           (.35)           (.32)           (.19)           (.12)
Distributions from realized gains                    (.02)           (.79)           (.31)           (.14)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.18)          (1.14)           (.63)           (.33)           (.13)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.54          $10.41          $11.31          $11.02          $10.43
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)              $145            $198            $189            $153             $72
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.19%           1.17%           1.19%           1.29%           1.39%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    1.19%           1.17%           1.19%           1.29%           1.36%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.32%           1.89%           1.87%           1.51%           1.31%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               34%             27%             24%             15%             28%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (26.12%)          1.92%           8.52%           8.86%           5.19%(j)
-------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the years ended Jan. 31, 2009 and 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
80  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.41          $11.32          $11.03          $10.44          $10.04
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .23(c)          .23(c)          .20             .13             .07
Net gains (losses) (both realized and
 unrealized)                                        (2.91)            .01             .73             .79             .46
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (2.68)            .24             .93             .92             .53
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.16)           (.36)           (.33)           (.19)           (.12)
Distributions from realized gains                    (.02)           (.79)           (.31)           (.14)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.18)          (1.15)           (.64)           (.33)           (.13)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.55          $10.41          $11.32          $11.03          $10.44
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $33             $36             $27             $18              $8
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.19%           1.17%           1.19%           1.30%           1.40%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    1.19%           1.17%           1.19%           1.30%           1.36%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.45%           1.97%           1.91%           1.52%           1.26%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               34%             27%             24%             15%             28%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (25.99%)          1.85%           8.53%           8.86%           5.24%(j)
-------------------------------------------------------------------------------------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.45          $11.34          $11.04          $10.47          $10.04
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .33(c)          .36(c)          .33             .26             .16
Net gains (losses) (both realized and
 unrealized)                                        (2.92)            .00(k)          .70             .75             .47
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (2.59)            .36            1.03            1.01             .63
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.27)           (.46)           (.42)           (.30)           (.19)
Distributions from realized gains                    (.02)           (.79)           (.31)           (.14)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.29)          (1.25)           (.73)           (.44)           (.20)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.57          $10.45          $11.34          $11.04          $10.47
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $--             $--             $--             $--             $--
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .35%            .35%            .28%            .37%            .47%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .06%            .14%            .28%            .37%            .37%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.50%           3.12%           3.02%           2.34%            .88%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               34%             27%             24%             15%             28%
-------------------------------------------------------------------------------------------------------------------------
Total return                                      (25.22%)          2.99%           9.58%           9.80%           6.28%(j)
-------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the years ended Jan. 31, 2009 and 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Rounds to zero.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  81

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


RiverSource Portfolio Builder Moderate Aggressive Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.48          $11.73          $11.34          $10.50          $10.05
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .23(c)          .24(c)          .25             .17             .10
Net gains (losses) (both realized and
 unrealized)                                        (3.46)           (.01)            .91            1.05             .50
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (3.23)            .23            1.16            1.22             .60
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.22)           (.40)           (.38)           (.22)           (.14)
Distributions from realized gains                    (.02)          (1.08)           (.39)           (.16)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.24)          (1.48)           (.77)           (.38)           (.15)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.01          $10.48          $11.73          $11.34          $10.50
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)              $645            $881            $801            $550            $246
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .47%            .43%            .46%            .56%            .65%(f)
-------------------------------------------------------------------------------------------------------------------------
Net assets after expense
 waiver/reimbursement(e),(g),(h)                     .47%            .43%            .46%            .56%            .59%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.51%           2.04%           2.01%           1.69%           1.61%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               33%             33%             29%             20%             31%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (31.15%)          1.57%          10.40%          11.72%           5.97%(j)
-------------------------------------------------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.43          $11.68          $11.30          $10.47          $10.05
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .16(c)          .15(c)          .10             .07             .04
Net gains (losses) (both realized and
 unrealized)                                        (3.44)           (.01)            .96            1.06             .49
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (3.28)            .14            1.06            1.13             .53
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.15)           (.31)           (.29)           (.14)           (.10)
Distributions from realized gains                    (.02)          (1.08)           (.39)           (.16)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.17)          (1.39)           (.68)           (.30)           (.11)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.98          $10.43          $11.68          $11.30          $10.47
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)              $130            $199            $202            $154             $67
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.23%           1.19%           1.22%           1.32%           1.42%(f)
-------------------------------------------------------------------------------------------------------------------------
Net assets after expense
 waiver/reimbursement(e),(g),(h)                    1.23%           1.19%           1.22%           1.32%           1.36%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.69%           1.23%           1.21%            .91%            .82%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               33%             33%             29%             20%             31%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (31.65%)           .81%           9.54%          10.90%           5.24%(j)
-------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2009 were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
82  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.43          $11.68          $11.30          $10.47          $10.05
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .16(c)          .16(c)          .12             .07             .04
Net gains (losses) (both realized and
 unrealized)                                        (3.44)           (.01)            .95            1.06             .49
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (3.28)            .15            1.07            1.13             .53
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.15)           (.32)           (.30)           (.14)           (.10)
Distributions from realized gains                    (.02)          (1.08)           (.39)           (.16)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.17)          (1.40)           (.69)           (.30)           (.11)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.98          $10.43          $11.68          $11.30          $10.47
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $26             $33             $26             $15              $7
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.22%           1.19%           1.22%           1.32%           1.41%(f)
-------------------------------------------------------------------------------------------------------------------------
Net assets after expense
 waiver/reimbursement(e),(g),(h)                    1.22%           1.19%           1.22%           1.32%           1.37%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.79%           1.33%           1.27%            .93%            .83%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               33%             33%             29%             20%             31%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (31.63%)           .85%           9.57%          10.91%           5.24%(j)
-------------------------------------------------------------------------------------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.50          $11.75          $11.35          $10.50          $10.05
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .27(c)          .29(c)          .28             .19             .12
Net gains (losses) (both realized and
 unrealized)                                        (3.47)           (.02)            .91            1.06             .49
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (3.20)            .27            1.19            1.25             .61
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.26)           (.44)           (.40)           (.24)           (.15)
Distributions from realized gains                    (.02)          (1.08)           (.39)           (.16)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.28)          (1.52)           (.79)           (.40)           (.16)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.02          $10.50          $11.75          $11.35          $10.50
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $1              $1             $--             $--             $--
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .35%            .34%            .31%            .39%            .48%(f)
-------------------------------------------------------------------------------------------------------------------------
Net assets after expense
 waiver/reimbursement(e),(g),(h)                     .09%            .16%            .31%            .39%            .36%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.88%           2.41%           2.14%           1.69%           1.35%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               33%             33%             29%             20%             31%
-------------------------------------------------------------------------------------------------------------------------
Total return                                      (30.91%)          1.86%          10.69%          12.02%           6.10%(j)
-------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2009 were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  83

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


RiverSource Portfolio Builder Aggressive Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.46          $12.20          $11.66          $10.53          $10.06
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .17(c)          .19(c)          .19             .12             .07
Net gains (losses) (both realized and
 unrealized)                                        (3.98)           (.14)           1.18            1.37             .52
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (3.81)            .05            1.37            1.49             .59
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.12)           (.39)           (.35)           (.17)           (.11)
Distributions from realized gains                    (.04)          (1.40)           (.48)           (.19)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.16)          (1.79)           (.83)           (.36)           (.12)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.49          $10.46          $12.20          $11.66          $10.53
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)              $295            $429            $400            $275            $120
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .51%            .46%            .49%            .61%            .78%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .50%            .46%            .49%            .59%            .59%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.83%           1.53%           1.47%           1.10%           1.04%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               35%             40%             40%             24%             38%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (36.52%)          (.31%)         11.85%          14.26%           5.81%(j)
-------------------------------------------------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.38          $12.11          $11.59          $10.48          $10.06
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .09(c)          .09(c)          .02             .03             .01
Net gains (losses) (both realized and
 unrealized)                                        (3.93)           (.13)           1.24            1.37             .50
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (3.84)           (.04)           1.26            1.40             .51
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.04)           (.29)           (.26)           (.10)           (.08)
Distributions from realized gains                    (.04)          (1.40)           (.48)           (.19)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.08)          (1.69)           (.74)           (.29)           (.09)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.46          $10.38          $12.11          $11.59          $10.48
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $57             $95             $98             $79             $36
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.26%           1.22%           1.25%           1.37%           1.54%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    1.26%           1.22%           1.25%           1.37%           1.37%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .99%            .74%            .66%            .28%            .25%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               35%             40%             40%             24%             38%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (37.04%)         (1.02%)         10.97%          13.48%           5.02%(j)
-------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2009 were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
84  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.33          $12.08          $11.58          $10.48          $10.06
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .10(c)          .10(c)          .06             .03             .01
Net gains (losses) (both realized and
 unrealized)                                        (3.92)           (.15)           1.20            1.37             .49
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (3.82)           (.05)           1.26            1.40             .50
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.05)           (.30)           (.28)           (.11)           (.07)
Distributions from realized gains                    (.04)          (1.40)           (.48)           (.19)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.09)          (1.70)           (.76)           (.30)           (.08)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.42          $10.33          $12.08          $11.58          $10.48
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $11             $15             $12              $7              $3
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.26%           1.21%           1.25%           1.38%           1.55%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    1.25%           1.21%           1.25%           1.37%           1.37%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.09%            .83%            .72%            .32%            .21%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               35%             40%             40%             24%             38%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (37.00%)         (1.06%)         11.00%          13.40%           4.96%(j)
-------------------------------------------------------------------------------------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.48          $12.23          $11.68          $10.53          $10.06
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .22(c)          .28(c)          .22             .12             .08
Net gains (losses) (both realized and
 unrealized)                                        (4.01)           (.20)           1.17            1.39             .52
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (3.79)            .08            1.39            1.51             .60
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.15)           (.43)           (.36)           (.17)           (.12)
Distributions from realized gains                    (.04)          (1.40)           (.48)           (.19)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.19)          (1.83)           (.84)           (.36)           (.13)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.50          $10.48          $12.23          $11.68          $10.53
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $--             $--             $--             $--             $--
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .36%            .35%            .33%            .44%            .61%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .11%            .18%            .33%            .42%            .38%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.57%           2.29%           1.60%            .95%           1.75%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               35%             40%             40%             24%             38%
-------------------------------------------------------------------------------------------------------------------------
Total return                                      (36.20%)          (.09%)         12.04%          14.46%           5.94%(j)
-------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2009 were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  85

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


RiverSource Portfolio Builder Total Equity Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.53          $12.61          $11.99          $10.55          $10.07
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .11(c)          .12(c)          .14             .07             .05
Net gains (losses) (both realized and
 unrealized)                                        (4.51)           (.26)           1.40            1.71             .54
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (4.40)           (.14)           1.54            1.78             .59
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.04)           (.34)           (.33)           (.13)           (.10)
Distributions from realized gains                    (.06)          (1.60)           (.59)           (.21)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.10)          (1.94)           (.92)           (.34)           (.11)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.03          $10.53          $12.61          $11.99          $10.55
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)              $246            $384            $364            $231             $92
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .52%            .46%            .49%            .62%            .83%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .51%            .46%            .49%            .59%            .59%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.18%            .93%            .88%            .53%            .58%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%             31%             27%             17%             39%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (41.88%)         (2.04%)         13.02%          16.99%           5.80%(j)
-------------------------------------------------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.44          $12.52          $11.91          $10.50          $10.07
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .03(c)          .01(c)           --            (.03)           (.02)
Net gains (losses) (both realized and
 unrealized)                                        (4.44)           (.26)           1.44            1.71             .52
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (4.41)           (.25)           1.44            1.68             .50
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --            (.23)           (.24)           (.06)           (.06)
Distributions from realized gains                    (.06)          (1.60)           (.59)           (.21)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.06)          (1.83)           (.83)           (.27)           (.07)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $5.97          $10.44          $12.52          $11.91          $10.50
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $46             $85             $91             $68             $28
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.28%           1.22%           1.25%           1.38%           1.59%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    1.27%           1.22%           1.25%           1.37%           1.36%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .32%            .11%            .06%           (.29%)          (.19%)(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%             31%             27%             17%             39%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (42.30%)         (2.86%)         12.25%          16.11%           4.99%(j)
-------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the years ended Jan. 31, 2009 and 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
86  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.39          $12.49          $11.90          $10.50          $10.07
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .04(c)          .03(c)           --            (.03)           (.02)
Net gains (losses) (both realized and
 unrealized)                                        (4.43)           (.27)           1.44            1.71             .52
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (4.39)           (.24)           1.44            1.68             .50
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --            (.26)           (.26)           (.07)           (.06)
Distributions from realized gains                    (.06)          (1.60)           (.59)           (.21)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.06)          (1.86)           (.85)           (.28)           (.07)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $5.94          $10.39          $12.49          $11.90          $10.50
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $9             $14             $11              $6              $2
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.27%           1.22%           1.25%           1.38%           1.60%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    1.26%           1.22%           1.25%           1.37%           1.37%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .43%            .24%            .15%           (.21%)          (.31%)(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%             31%             27%             17%             39%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (42.31%)         (2.87%)         12.25%          16.10%           4.99%(j)
-------------------------------------------------------------------------------------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.57          $12.65          $12.01          $10.55          $10.07
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .13(c)          .15(c)          .16             .09             .07
Net gains (losses) (both realized and
 unrealized)                                        (4.52)           (.26)           1.41            1.71             .53
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (4.39)           (.11)           1.57            1.80             .60
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.07)           (.37)           (.34)           (.13)           (.11)
Distributions from realized gains                    (.06)          (1.60)           (.59)           (.21)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.13)          (1.97)           (.93)           (.34)           (.12)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.05          $10.57          $12.65          $12.01          $10.55
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $--             $--             $--             $--             $--
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .36%            .35%            .33%            .46%            .66%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .11%            .16%            .33%            .42%            .40%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.43%           1.17%            .91%            .51%            .48%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%             31%             27%             17%             39%
-------------------------------------------------------------------------------------------------------------------------
Total return                                      (41.58%)         (1.78%)         13.27%          17.23%           5.93%(j)
-------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the years ended Jan. 31, 2009 and 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  87

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a series of RiverSource Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying affiliated funds* for which RiverSource Investments, LLC (RiverSource Investments) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the Investment Manager for the Funds.

The primary investments of each Fund are as follows:

RiverSource Portfolio Builder Conservative Fund (Conservative Fund) -- invests primarily in funds that invest in fixed income securities.

RiverSource Portfolio Builder Moderate Conservative Fund (Moderate Conservative
Fund) -- invests primarily in funds that invest in fixed income securities and also invests a moderate amount in equity securities.

RiverSource Portfolio Builder Moderate Fund (Moderate Fund) -- invests in funds that invest in a balance of fixed income and equity securities.

RiverSource Portfolio Builder Moderate Aggressive Fund (Moderate Aggressive
Fund) -- invests primarily in funds that invest in equity securities and also invests a moderate amount in fixed income securities.

RiverSource Portfolio Builder Aggressive Fund (Aggressive Fund) -- invests primarily in funds that invest in equity securities and also invests a small amount in fixed income securities.

RiverSource Portfolio Builder Total Equity Fund (Total Equity Fund) -- invests primarily in funds that invest in equity securities.

Each Fund offers Class A, Class B, Class C and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF INVESTMENTS
Effective Feb. 1, 2008, each Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to each Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

Investments in the underlying funds are valued at their net asset value at the close of each business day.


--------------------------------------------------------------------------------
88  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of each Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the reclassification of short term capital gains earned in the underlying affiliated funds, post-October losses, and losses due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income and accumulated net realized gain (loss) have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                                                   UNDISTRIBUTED     ACCUMULATED
                                                                  NET INVESTMENT    NET REALIZED
FUND                                                                  INCOME         GAIN (LOSS)
------------------------------------------------------------------------------------------------
Conservative Fund                                                   $  203,473       $  (203,473)
Moderate Conservative Fund                                             431,000          (431,000)
Moderate Fund                                                        1,458,608        (1,458,608)
Moderate Aggressive Fund                                             1,624,380        (1,624,380)
Aggressive Fund                                                        686,324          (686,324)
Total Equity Fund                                                      578,824          (578,824)




--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  89

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


The tax character of distributions paid for the years indicated is as follows:

                                                           2009                           2008
YEAR ENDED JAN. 31,                              ORDINARY       LONG-TERM       ORDINARY       LONG-TERM
FUND                                              INCOME      CAPITAL GAIN       INCOME      CAPITAL GAIN
---------------------------------------------------------------------------------------------------------
Conservative Fund
    Class A                                    $ 4,590,392     $  296,735     $ 3,669,708     $ 3,746,975
    Class B                                      1,145,474         85,222       1,146,083       1,363,104
    Class C                                        274,191         21,813         193,538         242,361
    Class R4                                           844             43           1,016             922
Moderate Conservative Fund
    Class A                                      8,257,087        856,271       8,797,324      13,067,058
    Class B                                      1,575,609        205,271       2,245,599       3,970,768
    Class C                                        373,627         51,217         452,417         825,895
    Class R4                                           895             76           1,491           2,359
Moderate Fund
    Class A                                     18,700,061      1,332,818      26,560,637      50,679,337
    Class B                                      3,120,146        294,283       5,878,644      13,574,735
    Class C                                        665,075         68,010       1,025,326       2,422,442
    Class R4                                         2,769            159           3,752           7,358
Moderate Aggressive Fund
    Class A                                     19,739,414      1,757,395      29,047,444      80,931,615
    Class B                                      2,803,836        356,315       5,136,758      18,399,269
    Class C                                        536,478         70,980         868,612       3,012,041
    Class R4                                        20,137          1,516           9,512          92,686
Aggressive Fund
    Class A                                      5,418,061      1,502,260      15,412,882      47,454,899
    Class B                                        381,593        293,912       2,695,525      10,707,511
    Class C                                         96,923         57,072         441,636       1,672,464
    Class R4                                         3,384            719           5,106          14,393
Total Equity Fund
    Class A                                      1,793,989      1,992,042      10,755,718      50,120,002
    Class B                                         50,350        376,359       1,648,582      11,088,911
    Class C                                         10,291         76,213         294,407       1,817,034
    Class R4                                           980            603           4,986          21,077


At Jan. 31, 2009, the components of distributable earnings on a tax basis for each Fund are as follows:

                                            UNDISTRIBUTED    UNDISTRIBUTED     ACCUMULATED      UNREALIZED
                                               ORDINARY       ACCUMULATED       REALIZED       APPRECIATION
FUND                                            INCOME         LONG-TERM       GAIN (LOSS)    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
Conservative Fund                             $  113,849           $0         $   (192,230)    $ (34,591,177)
Moderate Conservative Fund                     1,389,277            0           (2,290,537)      (94,400,960)
Moderate Fund                                  8,057,530            0          (10,391,694)     (329,977,717)
Moderate Aggressive Fund                       2,720,971            0          (13,834,899)     (415,154,163)
Aggressive Fund                                3,264,634            0          (10,806,229)     (231,060,383)
Total Equity Fund                              3,996,262            0          (11,256,800)     (237,333,492)


RECENT ACCOUNTING PRONOUNCEMENTS
Each Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivative and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At Jan. 31, 2009, the Funds did not own nor were they a party to any credit derivative contracts within the scope of these amendments.


--------------------------------------------------------------------------------
90  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivatives and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of Jan. 31, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and distributed quarterly, when available, for Conservative Fund, Moderate Conservative Fund, Moderate Fund and Moderate Aggressive Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Dividends from net investment income, declared and paid at the end of the calendar year, when available, for Aggressive Fund and Total Equity Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

2. EXPENSES AND SALES CHARGES

MANAGEMENT FEES AND UNDERLYING FUND FEES
Each Fund does not pay the Investment Manager a direct management fee for managing its assets. In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as "acquired funds") in which a Fund invests. Each Fund also indirectly receives a pro rata share of earnings credits from overnight cash balances of the underlying funds which reduced the underlying funds transfer agency fees. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, a fee for administration and accounting services at an annual rate of 0.02% of each Fund's average daily net assets.

COMPENSATION OF BOARD MEMBERS
Compensation to board members and certain other core expenses are paid directly by the affiliated underlying funds in which each Fund invests.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual account-based fee for this service as follows:

FUND                                                             CLASS A    CLASS B    CLASS C
----------------------------------------------------------------------------------------------
Conservative Fund                                                 $20.50     $21.50     $21.00
Moderate Conservative Fund                                         20.50      21.50      21.00
Moderate Fund                                                      19.50      20.50      20.00
Moderate Aggressive Fund                                           19.50      20.50      20.00
Aggressive Fund                                                    19.50      20.50      20.00
Total Equity Fund                                                  19.50      20.50      20.00


Each Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statements of Operations.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  91

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, each Fund pays an annual fee at a rate of 0.25% of each Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
Each Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") for each Fund was approximately as follows:

FUND                                                                   CLASS B      CLASS C
-------------------------------------------------------------------------------------------
Conservative Fund                                                    $2,103,000    $101,000
Moderate Conservative Fund                                            3,262,000     140,000
Moderate Fund                                                         7,972,000     317,000
Moderate Aggressive Fund                                              7,254,000     258,000
Aggressive Fund                                                       3,348,000     118,000
Total Equity Fund                                                     2,857,000     107,000


These amounts are based on the most recent information available as of Jan. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing the Funds' shares for the year ended Jan. 31, 2009, are as follows:

FUND                                                           CLASS A      CLASS B    CLASS C
----------------------------------------------------------------------------------------------
Conservative Fund                                            $  476,690    $ 47,934    $ 3,966
Moderate Conservative Fund                                      875,026      99,025      7,961
Moderate Fund                                                 3,087,320     179,105     11,341
Moderate Aggressive Fund                                      3,973,005     200,635      7,805
Aggressive Fund                                               1,988,696      88,187      4,359
Total Equity Fund                                             1,483,751      75,366      2,013


EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended Jan. 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of underlying funds) were as follows:

FUND                                                     CLASS A    CLASS B    CLASS C    CLASS R4
--------------------------------------------------------------------------------------------------
Conservative Fund                                           N/A        N/A        N/A       0.13%
Moderate Conservative Fund                                  N/A        N/A        N/A       0.07
Moderate Fund                                               N/A        N/A        N/A       0.06
Moderate Aggressive Fund                                    N/A        N/A        N/A       0.09
Aggressive Fund                                            0.50%      1.26%      1.25%      0.11
Total Equity Fund                                          0.51       1.27       1.26       0.11


The waived/reimbursed fees and expenses for transfer agency fees at the class level were as follows:

FUND                                                    CLASS A    CLASS B    CLASS C    CLASS R4
-------------------------------------------------------------------------------------------------
Conservative Fund                                       $   N/A     $  N/A     $  N/A      $  2
Moderate Conservative Fund                                  N/A        N/A        N/A        13
Moderate Fund                                               N/A        N/A        N/A        37
Moderate Aggressive Fund                                    N/A        N/A        N/A        67
Aggressive Fund                                           8,408      1,754      1,367         4
Total Equity Fund                                        29,117      5,923      1,953       N/A




--------------------------------------------------------------------------------
92  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


The waived fees and expenses for the plan administration services fees at the class level were as follows:

FUND                                                                           CLASS R4
---------------------------------------------------------------------------------------
Conservative Fund                                                               $   57
Moderate Conservative Fund                                                          67
Moderate Fund                                                                      238
Moderate Aggressive Fund                                                         1,791
Aggressive Fund                                                                    369
Total Equity Fund                                                                  319


Under an agreement which was effective until Jan. 31, 2009, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) would not exceed the following percentage of each Fund's average daily net assets:

FUND                                                     CLASS A    CLASS B    CLASS C    CLASS R4
--------------------------------------------------------------------------------------------------
Conservative Fund                                          0.51%      1.27%      1.26%      0.38%
Moderate Conservative Fund                                 0.51       1.27       1.26       0.32
Moderate Fund                                              0.51       1.27       1.26       0.31
Moderate Aggressive Fund                                   0.51       1.27       1.26       0.34
Aggressive Fund                                            0.51       1.27       1.26       0.37
Total Equity Fund                                          0.51       1.27       1.26       0.37


Effective Feb. 1, 2009, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Jan. 31, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.51% for Class A, 1.27% for Class B, 1.27% for Class C, and 0.41% for Class R4 of each Fund's average daily net assets.

EARNINGS CREDITS AND CUSTODIAN FEES
During the year ended Jan. 31, 2009, the Funds' custodian fees were reduced as a result of earnings credits from overnight cash balances as follows:

FUND                                                                            AMOUNT
--------------------------------------------------------------------------------------
Conservative Fund                                                                $173
Moderate Conservative Fund                                                        242
Moderate Fund                                                                     310
Moderate Aggressive Fund                                                          492
Aggressive Fund                                                                   310
Total Equity Fund                                                                 147


Effective Dec. 15, 2008, each Fund pays custodian fees to JP Morgan Chase Bank, N.A. Prior to Dec. 15, 2008, each Fund had a custodian agreement with Ameriprise Trust Company, a subsidiary of Ameriprise Financial. For the period from Feb. 1, 2008 through Dec. 15, 2008, the Funds did not pay any custodian fees directly to Ameriprise Trust Company.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  93

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


3. SECURITIES TRANSACTIONS

For the year ended Jan. 31, 2009, cost of purchases and proceeds from sales of investments in underlying affiliated funds aggregated for each Fund are as follows:

FUND                                                               PURCHASES       PROCEEDS
---------------------------------------------------------------------------------------------
Conservative Fund                                                $123,246,508    $ 49,346,625
Moderate Conservative Fund                                        182,039,151     106,268,764
Moderate Fund                                                     520,997,112     334,044,353
Moderate Aggressive Fund                                          436,309,671     341,882,902
Aggressive Fund                                                   215,798,253     169,161,049
Total Equity Fund                                                 160,887,435     120,039,866


Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for each Fund for the periods indicated are as follows:

                                                                     YEAR ENDED JAN. 31, 2009
                                                                 ISSUED FOR
                                                                 REINVESTED                        NET
FUND                                                  SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------------------------------------
Conservative Fund
    Class A                                        12,135,582      517,871     (6,447,634)       6,205,819
    Class B                                         3,555,606      129,605     (2,787,018)         898,193
    Class C                                           979,697       30,392       (512,850)         497,239
    Class R4                                               --           57             --               57
Moderate Conservative Fund
    Class A                                        16,256,903      983,414    (10,453,018)       6,787,299
    Class B                                         3,776,451      192,614     (3,790,688)         178,377
    Class C                                           969,070       45,002       (627,368)         386,704
    Class R4                                              324           70         (1,440)          (1,046)
Moderate Fund
    Class A                                        38,781,832    2,187,244    (24,704,406)      16,264,670
    Class B                                         7,990,722      375,692     (8,201,850)         164,564
    Class C                                         2,169,214       78,519     (1,250,975)         996,758
    Class R4                                               --          292             --              292
Moderate Aggressive Fund
    Class A                                        28,638,021    2,541,544    (23,305,482)       7,874,083
    Class B                                         5,819,320      387,301     (6,664,485)        (457,864)
    Class C                                         1,480,585       72,561       (950,641)         602,505
    Class R4                                              179        2,534             --            2,713
Aggressive Fund
    Class A                                        13,475,587    1,009,824    (10,050,232)       4,435,179
    Class B                                         2,265,599       99,351     (2,713,654)        (348,704)
    Class C                                           670,525       22,155       (394,849)         297,831
    Class R4                                           16,664          578         (5,988)          11,254
Total Equity Fund
    Class A                                        13,074,766      589,485     (9,393,966)       4,270,285
    Class B                                         1,777,325       67,210     (2,326,250)        (481,715)
    Class C                                           547,993       13,522       (321,740)         239,775
    Class R4                                            4,021          228         (7,442)          (3,193)
--------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
94  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


                                                                     YEAR ENDED JAN. 31, 2008
                                                                 ISSUED FOR
                                                                 REINVESTED                        NET
FUND                                                  SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------------------------------------
Conservative Fund
    Class A                                         5,740,180      698,789     (3,421,579)       3,017,390
    Class B                                         1,746,465      237,061     (1,434,794)         548,732
    Class C                                           382,937       40,415       (171,400)         251,952
    Class R4                                               --          108             --              108
Moderate Conservative Fund
    Class A                                         9,993,615    2,009,467     (4,987,239)       7,015,843
    Class B                                         2,755,532      572,537     (2,462,588)         865,481
    Class C                                           634,069      115,406       (365,743)         383,732
    Class R4                                            1,338          270             --            1,608
Moderate Fund
    Class A                                        25,011,505    6,993,088    (13,475,733)      18,528,860
    Class B                                         6,509,827    1,772,902     (5,927,374)       2,355,355
    Class C                                         1,344,626      305,408       (615,474)       1,034,560
    Class R4                                            9,628          915        (10,322)             221
Moderate Aggressive Fund
    Class A                                        21,319,298    9,901,614    (15,493,143)      15,727,769
    Class B                                         4,915,067    2,138,482     (5,262,188)       1,791,361
    Class C                                         1,231,273      342,212       (590,555)         982,930
    Class R4                                           47,165        9,206         (8,454)          47,917
Aggressive Fund
    Class A                                         9,560,036    5,649,497     (7,009,857)       8,199,676
    Class B                                         2,027,918    1,215,200     (2,222,898)       1,020,220
    Class C                                           513,735      188,227       (245,846)         456,116
    Class R4                                            7,521        1,605         (4,942)           4,184
Total Equity Fund
    Class A                                         8,843,019    5,391,056     (6,591,204)       7,642,871
    Class B                                         1,799,101    1,132,079     (2,108,583)         822,597
    Class C                                           443,315      185,799       (219,842)         409,272
    Class R4                                              794        2,141         (2,820)             115
--------------------------------------------------------------------------------------------------------------


5. INVESTMENTS IN UNDERLYING AFFILIATED FUNDS

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At Jan. 31, 2009, each Fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

Conservative Fund

UNDERLYING FUND                                                         PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                                           28.90%


Moderate Conservative Fund

UNDERLYING FUND                                                         PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                                           29.66%
RiverSource Income Opportunities Fund                                             6.18




--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  95

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Moderate Fund

UNDERLYING FUND                                                         PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund                                    14.77%
RiverSource Income Opportunities Fund                                            13.11
RiverSource Global Bond Fund                                                     12.66
RiverSource Partners International Select Growth Fund                            10.14
RiverSource Real Estate Fund                                                      9.95
RiverSource Inflation Protected Securities Fund                                   9.82
RiverSource Partners International Small Cap Fund                                 8.74
RiverSource Partners Small Cap Growth Fund                                        8.31
RiverSource Diversified Bond Fund                                                 7.26
RiverSource Large Cap Value Fund                                                  6.62
Threadneedle International Opportunity Fund                                       6.34
RiverSource Absolute Return Currency and Income Fund                              6.18
RiverSource Partners Fundamental Value Fund                                       5.87
RiverSource Partners Aggressive Growth Fund                                       5.68


Moderate Aggressive Fund

UNDERLYING FUND                                                         PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund                                    18.80%
RiverSource Partners International Select Growth Fund                            12.90
RiverSource Global Bond Fund                                                     12.09
RiverSource Partners International Small Cap Fund                                11.13
RiverSource Partners Small Cap Growth Fund                                       10.59
RiverSource Income Opportunities Fund                                            10.32
RiverSource Real Estate Fund                                                      9.61
RiverSource Inflation Protected Securities Fund                                   8.90
RiverSource Large Cap Value Fund                                                  8.51
Threadneedle International Opportunity Fund                                       8.05
RiverSource Partners Fundamental Value Fund                                       7.47
RiverSource Partners Aggressive Growth Fund                                       7.04
RiverSource Absolute Return Currency and Income Fund                              5.96
RiverSource Partners Select Value Fund                                            5.54
RiverSource Partners International Select Value Fund                              5.14


Aggressive Fund

UNDERLYING FUND                                                         PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund                                    10.70%
RiverSource Partners International Select Growth Fund                             7.36
RiverSource Partners International Small Cap Fund                                 6.35
RiverSource Partners Small Cap Growth Fund                                        6.05
RiverSource Income Opportunities Fund                                             5.49


Total Equity Fund

UNDERLYING FUND                                                         PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------
RiverSource Large Cap Value Fund                                                 12.39%
RiverSource Disciplined Large Cap Growth Fund                                    10.94
RiverSource Partners International Select Growth Fund                             7.53
RiverSource Partners International Small Cap Fund                                 6.45
RiverSource Partners Small Cap Growth Fund                                        5.18




--------------------------------------------------------------------------------
96  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


6. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, capital loss carry-overs at Jan. 31, 2009 that will expire in 2017 were as follows:

FUND                                                                         CARRY-OVER
---------------------------------------------------------------------------------------
Moderate Conservative Fund                                                   $1,062,939
Moderate Fund                                                                 7,597,638
Moderate Aggressive Fund                                                      1,997,917
Aggressive Fund                                                               2,936,474
Total Equity Fund                                                             3,787,911


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Funds are permitted to treat net capital losses realized between Nov. 1 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At Jan. 31, 2009, post-October losses that are treated as occurring on Feb. 1, 2009 were as follows:

FUND                                                                       POST-OCTOBER LOSS
--------------------------------------------------------------------------------------------
Conservative Fund                                                             $   192,230
Moderate Conservative Fund                                                      1,227,598
Moderate Fund                                                                   2,794,056
Moderate Aggressive Fund                                                       11,836,982
Aggressive Fund                                                                 7,869,755
Total Equity Fund                                                               7,468,889


It is unlikely the Board will authorize distributions of any net realized capital gains until the available capital loss carry-overs have been offset or expire.

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a

--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  97

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. and Brian
T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
98  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------


TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND, RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND, RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND, RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND, RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND, AND RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in affiliated funds, of RiverSource Portfolio Builder Conservative Fund, RiverSource Portfolio Builder Moderate Conservative Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Aggressive Fund, and RiverSource Portfolio Builder Total Equity Fund (the Funds) (six of the portfolios constituting the RiverSource Market Advantage Series, Inc.) as of January 31, 2009, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for the periods presented through January 31, 2007, were audited by other auditors whose report dated March 20, 2007, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting portfolios within RiverSource Market Advantage Series, Inc. at January 31, 2009, and the results of their operations for the year then ended and the changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2009


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  99

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

Each Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

RiverSource Portfolio Builder Conservative Fund
Fiscal year ended Jan. 31, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................      7.20%
    Dividends Received Deduction for corporations................      5.23%
    U.S. Government Obligations..................................     27.05%
CAPITAL GAIN DISTRIBUTION - the Fund designates $403,813 to be taxed as long-term capital gain.


The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

RiverSource Portfolio Builder Moderate Conservative Fund
Fiscal year ended Jan. 31, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................     12.44%
    Dividends Received Deduction for corporations................      8.87%
    U.S. Government Obligations..................................     23.73%
CAPITAL GAIN DISTRIBUTION -- the Fund designates $1,112,835 to be taxed as long-term capital gain.


The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

RiverSource Portfolio Builder Moderate Fund
Fiscal year ended Jan. 31, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................     18.45%
    Dividends Received Deduction for corporations................     12.95%
    U.S. Government Obligations..................................     21.35%
CAPITAL GAIN DISTRIBUTION -- the Fund designates $1,695,270 to be taxed as long-term capital gain.


The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

RiverSource Portfolio Builder Moderate Aggressive Fund
Fiscal year ended Jan. 31, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................     29.91%
    Dividends Received Deduction for corporations................     20.91%
    U.S. Government Obligations..................................     22.81%
CAPITAL GAIN DISTRIBUTION -- the Fund designates $2,186,206 to be taxed as long-term capital gain.


The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
100  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Portfolio Builder Aggressive Fund
Fiscal year ended Jan. 31, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................     52.12%
    Dividends Received Deduction for corporations................     36.36%
    U.S. Government Obligations..................................     14.86%
CAPITAL GAIN DISTRIBUTION -- the Fund designates $1,853,963 to be taxed as long-term capital gain.


The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

RiverSource Portfolio Builder Total Equity Fund
Fiscal year ended Jan. 31, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................     99.47%
    Dividends Received Deduction for corporations................     69.21%
    U.S. Government Obligations..................................      0.34%
CAPITAL GAIN DISTRIBUTION -- the Fund designates $2,445,217 to be taxed as long-term capital gain.


The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
                 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  101

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. The RiverSource complex of funds that each Board member oversees consists of 163 funds, which includes 104 RiverSource funds and 59 Seligman funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      2006                  Attorney
Minneapolis, MN 55402
Age 54
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource Funds, 1999-2006; former Governor of  None
901 S. Marquette Ave.      1999                  Minnesota
Minneapolis, MN 55402
Age 74
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      2007                  Leadership (consulting company)
Minneapolis, MN 55402
Age 54
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      2004                  College; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley College
Age 58
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      1985
Minneapolis, MN 55402
Age 74
------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA       Board member since    Former Managing Director, Shikiar Asset Management       American Progressive
901 S. Marquette Ave.      2005                                                                           Insurance
Minneapolis, MN 55402
Age 73
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Chair of the Board    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      since 2007,           College                                                  Inc. (manufactures
Minneapolis, MN 55402      Board member since                                                             irrigation systems)
Age 70                     2002
------------------------------------------------------------------------------------------------------------------------------

John F. Maher              Board member since    Retired President and Chief Executive Officer and        None
901 S. Marquette Ave.      2008                  former Director, Great Western Financial Corporation
Minneapolis, MN 55402                            (financial services), 1986-1997
Age 64
------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      2004                  real estate and asset management company)
Minneapolis, MN 55402
Age 56
------------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie            Board member since    Counsel, Lewis & Munday, P.C. since 1987; Vice           Digital Ally, Inc.
901 S. Marquette Ave.      2008                  President and General Counsel, Automotive Legal          (digital imaging);
Minneapolis, MN 55402                            Affairs, Chrysler Corporation, 1990-1997                 Infinity, Inc. (oil
Age 66                                                                                                    and gas exploration
                                                                                                          and production); OGE
                                                                                                          Energy Corp. (energy
                                                                                                          and energy services)
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      2002                  since 2003 (biotechnology); former President, Forester   Pharmaceuticals,
Minneapolis, MN 55402                            Biotech                                                  Inc.
Age 64                                                                                                    (biotechnology);
                                                                                                          Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
102  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member since    President -- U.S. Asset Management and Chief Investment  None
53600 Ameriprise           2001,                 Officer, Ameriprise Financial, Inc. and President,
Financial Center           Vice President since  Chairman of the Board and Chief Investment Officer,
Minneapolis, MN 55474      2002                  RiverSource Investments, LLC since 2005; Director,
Age 48                                           President and Chief Executive Officer, Ameriprise
                                                 Certificate Company and Chairman of the Board, Chief
                                                 Executive Officer and President, RiverSource
                                                 Distributors, Inc. since 2006; Chief Executive Officer
                                                 and President, RiverSource Fund Distributors, Inc.
                                                 since 2008; Senior Vice President -- Chief Investment
                                                 Officer, Ameriprise Financial, Inc. and Chairman of the
                                                 Board and Chief Investment Officer, RiverSource
                                                 Investments, LLC, 2001-2005
------------------------------------------------------------------------------------------------------------------------------


* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Patrick T. Bannigan        President since 2006  Director and Senior Vice President -- Asset Management,
172 Ameriprise Financial                         Products and Marketing, RiverSource Investments, LLC
Center                                           and Director and Vice President -- Asset Management,
Minneapolis, MN 55474                            Products and Marketing, RiverSource Distributors, Inc.
Age 43                                           since 2006; Managing Director and Global Head of
                                                 Product, Morgan Stanley Investment Management, 2004-
                                                 2006; President, Touchstone Investments, 2002-2004
--------------------------------------------------------------------------------------------------------

Michelle M. Keeley         Vice President since  Executive Vice President -- Equity and Fixed Income,
172 Ameriprise Financial   2004                  Ameriprise Financial, Inc. and RiverSource Investments,
Center                                           LLC since 2006; Vice President -- Investments,
Minneapolis, MN 55474                            Ameriprise Certificate Company since 2003; Senior Vice
Age 44                                           President -- Fixed Income, Ameriprise Financial, Inc.,
                                                 2002-2006 and RiverSource Investments, LLC, 2004-2006
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Vice President -- Asset Management and Trust Company
5228 Ameriprise Financial  2006                  Services, RiverSource Investments, LLC since 2006; Vice
Center Minneapolis, MN                           President -- Operations and Compliance, RiverSource
55474                                            Investments, LLC, 2004-2006; Director of Product
Age 43                                           Development -- Mutual Funds, Ameriprise Financial,
                                                 Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since 2002  Vice President -- Investment Accounting, Ameriprise
105 Ameriprise Financial                         Financial, Inc. since 2002; Chief Financial Officer,
Center                                           RiverSource Distributors, Inc. since 2006
Minneapolis, MN 55474
Age 53
--------------------------------------------------------------------------------------------------------

Scott R. Plummer           Vice President,       Vice President and Chief Counsel -- Asset Management,
5228 Ameriprise Financial  General Counsel and   Ameriprise Financial, Inc. since 2005; Chief Counsel,
Center                     Secretary since 2006  RiverSource Distributors, Inc. and Chief Legal Officer
Minneapolis, MN 55474                            and Assistant Secretary, RiverSource Investments, LLC
Age 49                                           since 2006; Vice President, General Counsel and
                                                 Secretary, Ameriprise Certificate Company since 2005;
                                                 Vice President -- Asset Management Compliance,
                                                 Ameriprise Financial, Inc., 2004-2005; Senior Vice
                                                 President and Chief Compliance Officer, USBancorp Asset
                                                 Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Jennifer D. Lammers        Chief Compliance      U.S. Asset Management Chief Compliance Officer,
172 Ameriprise Financial   Officer since 2006*   RiverSource Investments, LLC since 2006;
Center                                           Director -- Mutual Funds, Voyageur Asset Management,
Minneapolis, MN 55474                            2003-2006; Director of Finance, Voyageur Asset
Age 48                                           Management, 2000-2003

--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  103

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Eleanor T.M. Hoagland      Chief Compliance      U.S. Asset Management Chief Compliance Officer,
100 Park Avenue            Officer since 2009*   RiverSource Investments, LLC since 2006;
New York, NY 10010                               Director -- Mutual Funds, Voyageur Asset Management,
Age 56                                           2003-2006; Director of Finance, Voyageur Asset
                                                 Management, 2000-2003
--------------------------------------------------------------------------------------------------------
Neysa M. Alecu             Money Laundering      Chief Compliance Officer, RiverSource Investments, LLC
2934 Ameriprise Financial  Prevention Officer    (J. & W. Seligman & Co. Incorporated prior to Nov.
Center                     since 2004            2008), for each of the investment companies of the
Minneapolis, MN 55474                            Seligman group of funds since 2004 and all RiverSource
Age 44                                           funds since 2009; Money Laundering Prevention Officer
                                                 and Identity Theft Prevention Officer, RiverSource
                                                 Investments, LLC since 2008; Managing Director, J. & W.
                                                 Seligman & Co. Incorporated and Vice-President for each
                                                 of the investment companies of the Seligman group of
                                                 funds, 2004-2008
--------------------------------------------------------------------------------------------------------
* Effective February 2009, Ms. Lammers no longer serves as the Chief Compliance Officer for the funds and Ms. Hoagland now serves in that capacity.




PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
104  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

(RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE PORTFOLIO BUILDER SERIES
734 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

RIVERSOURCE.COM/FUNDS

This report must be accompanied or preceded by the Fund's
current prospectus. RiverSource(R) mutual funds are distributed by RiverSource Distributors, Inc., and RiverSource Fund
Distributors, Inc., Members FINRA, and managed by RiverSource
Investments, LLC. RiverSource is part of Ameriprise Financial,
Inc.
(C) 2009 RiverSource Investments, LLC.                           S-6282 H (4/09)

Annual Report
and Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
S&P 500 INDEX FUND

ANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2009
(Prospectus also enclosed)

RIVERSOURCE S&P 500 INDEX FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH LONG-TERM CAPITAL APPRECIATION.


This annual report includes a prospectus that
describes in detail the Fund's objective,
investment strategy, risks, sales charges,
fees and other matters of interest. Please
read the prospectus carefully before you
invest or send money.                            (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Manager Commentary.................    5

The Fund's Long-term Performance...   12

Fund Expenses Example..............   14

Portfolio of Investments...........   16

Statement of Assets and
  Liabilities......................   28

Statement of Operations............   29

Statements of Changes in Net
  Assets...........................   30

Financial Highlights...............   31

Notes to Financial Statements......   33

Report of Independent Registered
  Public Accounting Firm...........   48

Federal Income Tax Information.....   50

Board Members and Officers.........   51

Proxy Voting.......................   56



                     (DALBAR LOGO)

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The
Seal recognizes communications demonstrating a level of excellence in the industry.


--------------------------------------------------------------------------------
                         RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource S&P 500 Index Fund (the Fund) Class D shares declined 38.56% for the 12 months ended Jan. 31, 2009.

> The Fund outperformed its benchmark, the unmanaged Standard & Poor's 500
  Index, which fell 38.63% for the period.

> The Lipper S&P 500 Objective Funds Index, representing the Fund's peer group, declined 38.69% during the same 12 months.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2009)
--------------------------------------------------------------------------------


                                                               Since
                                 1 year  3 years  5 years  inception(a)
-----------------------------------------------------------------------
RiverSource S&P 500 Index Fund
  Class D                       -38.56%  -12.04%   -4.70%     -4.18%
-----------------------------------------------------------------------
S&P 500 Index (unmanaged)       -38.63%  -11.78%   -4.24%     -3.62%
-----------------------------------------------------------------------
Lipper S&P 500 Objective Funds
  Index                         -38.69%  -11.95%   -4.45%     -3.86%
-----------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The performance of Class E may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of Class E shares of the Fund.

The indices do not reflect the effects of expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
2  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
           X              LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                                          Net fund and
                                         acquired fund
                Total fund    Net fund      fees and
                 expenses   expenses(a)   expenses(b)
------------------------------------------------------
Class D            0.73%       0.60%         0.61%
------------------------------------------------------
Class E            0.59%       0.46%         0.47%
------------------------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), will not exceed 0.60% for Class D and 0.46% for Class E.
(b) In addition to the Fund's total annual operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of acquired funds in which the Fund invests. The Fund's "Acquired fund fees and expenses," based on its investment in the acquired funds, is 0.01% for the year ended Jan. 31, 2009.



"Standard & Poors(R)", "S&P", "S&P 500(R)", and "Standard & Poor's 500(R)" are trademarks of the McGraw-Hill Companies, Inc. These trademarks and service marks have been licensed for use by Ameriprise Financial, Inc. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's or any of their subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Funds.


--------------------------------------------------------------------------------
                         RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JAN. 31, 2009
                                                                SINCE
                                    1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class D (inception 10/25/99)       -38.56%  -12.04%   -4.70%    -3.64%
-----------------------------------------------------------------------
Class E (inception 10/25/99)       -38.38%  -11.88%   -4.43%    -3.38%
-----------------------------------------------------------------------



AT DEC. 31, 2008
                                                                SINCE
                                    1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class D (inception 10/25/99)       -36.93%   -8.69%   -2.66%    -2.75%
-----------------------------------------------------------------------
Class E (inception 10/25/99)       -36.86%   -8.47%   -2.43%    -2.49%
-----------------------------------------------------------------------



The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.


--------------------------------------------------------------------------------
4  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

MANAGER COMMENTARY -------------------------------------------------------------



Effective Jan. 1, 2009, Dimitris Bertsimas and Georgios Vetoulis succeeded David Factor as the Fund's Portfolio Managers.

Dear Shareholder,

RiverSource S&P 500 Index Fund (the Fund) Class D shares declined 38.56% for the 12 months ended Jan. 31, 2009. The Fund outperformed its benchmark, the unmanaged Standard & Poor's 500 Index (S&P 500 Index or the Index), which fell 38.63% for the period. The Lipper S&P 500 Objective Funds Index, representing the Fund's peer group, declined 38.69% during the same 12 months.

Mutual funds, unlike unmanaged indexes, incur operating expenses. The Fund's Class D shares had an expense ratio of 0.59% for the reporting period. This ratio included fee waivers explained in the Financial Highlights section of this report. (See page 31.)

SIGNIFICANT PERFORMANCE FACTORS
The global economic system witnessed an extraordinary level of turmoil during the annual period ended Jan. 31, 2009. Credit markets seized up,

SECTOR DIVERSIFICATION(1) (at Jan. 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                      7.4%
------------------------------------------------
Consumer Staples                           11.5%
------------------------------------------------
Energy                                     12.7%
------------------------------------------------
Financials                                  9.6%
------------------------------------------------
Health Care                                14.3%
------------------------------------------------
Industrials                                 9.5%
------------------------------------------------
Information Technology                     14.6%
------------------------------------------------
Materials                                   2.7%
------------------------------------------------
Telecommunication Services                  3.4%
------------------------------------------------
Utilities                                   4.1%
------------------------------------------------
Other(2)                                   10.2%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(2) Cash & Cash Equivalents. Of the 10.2%, 9.0% is due to security lending and 1.2% is the Fund's cash equivalent position.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
                         RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  5

MANAGER COMMENTARY (continued) -------------------------------------------------


economies worldwide fell into recession and policymakers responded with massive injections of liquidity and promised fiscal stimulus. It was a period in which the U.S. investment banking business became a shadow of its former magnitude, investor risk appetites vanished and asset values were pummeled.

Not until late in the period did investors learn that the U.S. economy had been in recession the entire time, although for many there was no doubt. The housing and financial sectors were suffering when the period began. It was with the mid-September collapse of investment banking house Lehman Brothers that the broader economy suffered unprecedented deterioration as credit markets froze. In the last months of the annual period, the government made major moves to stimulate the economy. For example, the Federal Reserve reduced the targeted federal funds rate to virtually zero and committed to trillions of dollars in banking system and credit market supports. Investors, however, remained fearful in light of weaker corporate earnings, rising unemployment, slower consumer spending and shrinking gross domestic product (GDP).

Indeed, there were few places for investors to turn. Equities in both the United States and around the globe posted major declines. The S&P 500 Index fell 38.63% during the 12 months ended Jan. 31, 2009, and

TOP TEN HOLDINGS (at Jan. 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Exxon Mobil                                 4.9%
------------------------------------------------
Procter & Gamble                            2.0%
------------------------------------------------
Johnson & Johnson                           2.0%
------------------------------------------------
AT&T                                        1.8%
------------------------------------------------
Chevron                                     1.8%
------------------------------------------------
Microsoft                                   1.6%
------------------------------------------------
General Electric                            1.6%
------------------------------------------------
IBM                                         1.5%
------------------------------------------------
Wal-Mart Stores                             1.3%
------------------------------------------------
Pfizer                                      1.2%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



volatility soared when the U.S. equity markets reacted to a litany of bad economic news. The year 2008 was the worst year for the S&P 500 Index since 1937, and January 2009 was the Index's worst January ever, as investors eyed abysmal reports on economic growth and quarterly earnings. As their risk aversion heightened, investors sold off all types of equity assets in a flight to the relative safety of U.S. Treasury securities. As a result, the best performing asset class during the annual period was U.S. Treasuries, which benefited from both the flight to safety and falling interest rates.

Against the unprecedented backdrop of the period, all ten sectors of the S&P 500 Index declined during the 12 months, but some sectors held up better than others. Defensive sectors, such as consumer staples, health care and utilities, were the best relative performers, each outpacing the S&P 500 Index during the annual period. The top performing industries for the period were biotechnology and diversified consumer services, which each delivered positive returns for the annual period. Food products, household products and pharmaceuticals followed.

Conversely, financials, materials and industrials were the weakest sectors. The worst performing industries for the period were thrifts and mortgage finance, real estate management and development, automobiles, diversified financial services and auto components.

Among individual stocks in the S&P 500 Index, brewer ANHEUSER-BUSCH, confectioner WM. WRIGLEY JR. CO, tobacco company UST, deep-discount retailer FAMILY DOLLAR STORES and drug manufacturer BARR PHARMACEUTICALS were the top


  As their risk aversion heightened, investors sold off all types of equity assets in a flight to the relative safety of U.S. Treasury securities.






--------------------------------------------------------------------------------
                         RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------



individual performers, each generating double-digit returns. The biggest individual underperformers were consumer electronics retailer CIRCUIT CITY STORES, which declared bankruptcy near the end of the annual period, and five financials companies -- LEHMAN BROTHERS, WASHINGTON MUTUAL, FANNIE MAE, FREDDIE MAC and AMERICAN INTERNATIONAL GROUP (AIG).

Each sector and stock in the S&P 500 Index was represented in the Fund with approximately the same weighting as in the Index and therefore had a similar effect.

CHANGES TO THE FUND'S PORTFOLIO
Because the Fund strives to invest in predominately the same stocks that make up the S&P 500 Index and to replicate the performance of the Index, we realign the Fund's portfolio when Standard & Poor's rebalances the Index on a quarterly basis. We also add stocks to and remove stocks from the portfolio to reflect those changes that take place to the S&P 500 Index. Removals typically result from mergers and acquisitions or financial reversals. Stocks added to the S&P 500 Index often have increased their capitalization beyond that of the S&P MidCap 400 Index, an unmanaged benchmark of medium-sized company stocks.

During the annual period, there were 38 additions to and 38 removals from the Index and the Fund's portfolio. Among those stocks added to the Index and Fund were energy and other commodities-related companies AK STEEL HOLDING, CABOT OIL & GAS, MASSEY ENERGY, SOUTHWESTERN ENERGY, PIONEER NATURAL RESOURCES and WISCONSIN ENERGY; tobacco companies PHILIP MORRIS INTL and LORILLARD; financial-related companies MASTERCARD, INVESCO, NASDAQ OMX GROUP, PEOPLE'S UNITED FINANCIAL, DUN & BRADSTREET, EQUITABLE RESOURCES and HEALTH CARE REIT; health-care related names such as DAVITA, INTUITIVE SURGICAL, DENTSPLY INTL, CEPHALON, STERICYCLE and LIFE TECHNOLOGIES; and industrial companies FASTENAL, AMPHENOL, FLOWSERVE, OWENS-ILLINOIS and FLIR SYSTEMS. Other well-known names added to the Index and Fund during the period included DR. PEPPER SNAPPLE GROUP, J.M. SMUCKER, WYNN RESORTS and MCAFEE.

Stocks removed included several financials companies, among them COUNTRYWIDE FINANCIAL, AMBAC FINANCIAL GROUP, BEAR STEARNS,

--------------------------------------------------------------------------------
8  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



COMMERCE BANCORP, ACE LTD., FANNIE MAE, FREDDIE MAC, LEHMAN BROTHERS, WASHINGTON MUTUAL, MGIC INVESTMENT, WACHOVIA, NATIONAL CITY, MERRILL LYNCH and SOVEREIGN BANCORP. Other removals included such well-known names as OFFICEMAX, TRANE, CIRCUIT CITY STORES, ELECTRONIC DATA SYSTEMS (EDS), WENDY'S INTL, WM. WRIGLEY JR. CO., DILLARD'S, TEREX, UNISYS, ANHEUSER-BUSCH, LIZ CLAIBORNE, ALLIED WASTE INDUSTRIES, TRANSOCEAN, BARR PHARMACEUTICALS and UST.

Also, for the first time in several years, financials was no longer the largest weighting in the Index and in the Fund. At the end of January 2009, information technology stood as the largest weighting in the Index and in the Fund, followed by health care, energy and consumer staples. Financials held the fifth largest weighting in the Index and the Fund at Jan. 31, 2009.

OUR FUTURE STRATEGY
Going forward, we will use quantitative techniques to select a representative sample of the stocks in the S&P 500 Index in an attempt to replicate the returns of the S&P 500 Index.

Looking ahead from a broader perspective, the economic picture remains bleak for the near term, as we expect GDP to continue to contract through the first half of 2009. However, we are cautiously optimistic about the second half of 2009, as we believe we may begin to see the results of the massive government stimulus. At the same time, we expect an equity market rally that anticipates a gradual economic recovery into 2010. Serving as a catalyst for this anticipated rally may be decreasing equity market volatility levels, which are expected to be lower than those of 2008. Another catalyst may be the great attention we expect to be focused on the new U.S. administration's economic policies, which appear to be biased toward aggressive intervention into financial markets and economic stimulus. Further, interest rates are low and are likely to stay that way for a while. Additionally, the major drop in oil prices since the middle of 2008 has put cash into consumers' pockets, which may increase spending on other goods and services in the future.


--------------------------------------------------------------------------------
                         RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------


It is important to note that historically equities rally one to two quarters before an economic recovery takes hold. In spite of the negative sentiment and poor economic environment, the equity market will present, we believe, some compelling opportunities. Until the market does recover and economic activity once again accelerates, we urge investors to manage their near-term expectations, to be properly diversified and to maintain an unemotional long-term perspective regarding their investments.



(PHOTO - DIMITRIS J. BERTSIMAS)                                       (PHOTO - GEORGIOS VETOULIS)


Dimitris J. Bertsimas, Ph.D.                                          Georgios Vetoulis, Ph.D.
Senior Portfolio Manager                                              Portfolio Manager



Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.


--------------------------------------------------------------------------------
10  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

                       THIS PAGE LEFT BLANK  INTENTIONALLY

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource S&P 500 Index Fund Class D shares (from 11/1/99 to 1/31/09)* as compared to the performance of two widely cited performance indices, the S&P 500 Index and the Lipper S&P 500 Objective Funds Index. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund, S&P 500 Index and Lipper peer group data is from Nov. 1, 1999.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Jan. 31, 2009
                                                                                      SINCE
                                                     1 YEAR   3 YEARS   5 YEARS   INCEPTION(3)
RIVERSOURCE S&P 500 INDEX FUND
Class D Cumulative value of $10,000                  $6,144    $6,805    $7,861      $6,732
----------------------------------------------------------------------------------------------
        Average annual total return                 -38.56%   -12.04%    -4.70%      -4.18%
----------------------------------------------------------------------------------------------
S&P 500 INDEX(1)
        Cumulative value of $10,000                  $6,137    $6,866    $8,052      $7,108
----------------------------------------------------------------------------------------------
        Average annual total return                 -38.63%   -11.78%    -4.24%      -3.62%
----------------------------------------------------------------------------------------------
LIPPER S&P 500 OBJECTIVE FUNDS INDEX(2)
        Cumulative value of $10,000                  $6,131    $6,826    $7,964      $6,945
----------------------------------------------------------------------------------------------
        Average annual total return                 -38.69%   -11.95%    -4.45%      -3.86%
----------------------------------------------------------------------------------------------



Results for other share classes can be found on page 4.


--------------------------------------------------------------------------------
12  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE S&P 500 INDEX FUND LINE GRAPH)


                      RIVERSOURCE S&P
                         500 INDEX                         LIPPER S&P
                       FUND (INCLUDES     S&P 500        500 OBJECTIVE
                       SALES CHARGE)      INDEX(1)       FUNDS INDEX(2)
                      ---------------     --------       --------------
11/1/99                  $10,000          $10,000           $10,000
1/00                      10,224           10,261            10,253
1/01                      10,047           10,169            10,135
1/02                       8,365            8,524             8,469
1/03                       6,405            6,562             6,502
1/04                       8,565            8,831             8,721
1/05                       9,030            9,381             9,239
1/06                       9,893           10,354            10,173
1/07                      11,284           11,857            11,623
1/08                      10,957           11,583            11,328
1/09                       6,732            7,108             6,945




(1) The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper S&P 500 Objective Funds Index includes the 30 largest S&P 500 funds tracked by Lipper Inc. The index's returns include net reinvested dividends.
(3) Fund, S&P 500 Index and Lipper peer group data is from Nov. 1, 1999.


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  13

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period. An annual account fee of $10 will be assessed on accounts whose balances are below $10,000 (for any reason, including market fluctuation). This fee will not apply to certain qualifying institutional investors. If your account value is below $10,000, the impact to your ending account value would be a decrease of $10 and the total expenses paid during the periods would be an increase of $10.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other

--------------------------------------------------------------------------------
14  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


funds. An annual account fee of $10 will be assessed on accounts whose balances are below $10,000 (for any reason, including market fluctuation). This fee will not apply to certain qualifying institutional investors. If your account value is below $10,000, the impact to your ending account value would be a decrease of $10 and the total expenses paid during the periods would be an increase of $10.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 AUG. 1, 2008  JAN. 31, 2009  THE PERIOD(A)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class D
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  661.60        $2.45(c)        .59%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.05        $2.98(c)        .59%
------------------------------------------------------------------------------------------

Class E
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  663.40        $1.58(c)        .38%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,023.10        $1.92(c)        .38%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Jan. 31, 2009: -33.84% for Class D and -33.66% for Class E.
(c) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2010, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.60% for Class D and 0.46% for Class E. This charge was effective Feb. 1, 2009. Had this change been in effect for the entire six month period ended Jan. 31, 2009, the actual expenses paid would have been $2.49 for Class D and $1.91 for Class E; the hypothetical expenses paid would have been $3.03 for Class D and $2.33 for Class E.


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JAN. 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (98.5%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (3.0%)
Boeing                                                   10,954              $463,464
General Dynamics                                          5,830(d)            330,736
Goodrich                                                  1,839                71,096
Honeywell Intl                                           10,855               356,153
L-3 Communications Holdings                               1,785               141,051
Lockheed Martin                                           4,973               407,985
Northrop Grumman                                          4,886               235,114
Precision Castparts                                       2,085(d)            135,421
Raytheon                                                  6,187(d)            313,186
Rockwell Collins                                          2,371                89,339
United Technologies                                      14,212               682,033
                                                                      ---------------
Total                                                                       3,225,578
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (1.0%)
CH Robinson Worldwide                                     2,525               116,100
Expeditors Intl of Washington                             3,165                88,019
FedEx                                                     4,654               237,075
United Parcel Service Cl B                               14,872               631,910
                                                                      ---------------
Total                                                                       1,073,104
-------------------------------------------------------------------------------------

AIRLINES (0.1%)
Southwest Airlines                                       11,054                77,710
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Goodyear Tire & Rubber                                    3,602(b)             22,224
Johnson Controls                                          8,886               111,164
                                                                      ---------------
Total                                                                         133,388
-------------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
Ford Motor                                               35,707(b,d)           66,772
General Motors                                            9,129(d)             27,478
Harley-Davidson                                           3,483(d)             42,423
                                                                      ---------------
Total                                                                         136,673
-------------------------------------------------------------------------------------

BEVERAGES (2.6%)
Brown-Forman Cl B                                         1,462                66,389
Coca-Cola                                                29,744             1,270,665
Coca-Cola Enterprises                                     4,741                53,241
Constellation Brands Cl A                                 2,905(b)             42,181
Dr Pepper Snapple Group                                   3,795(b)             62,428
Molson Coors Brewing Cl B                                 2,224                89,560
Pepsi Bottling Group                                      2,024                39,043
PepsiCo                                                  23,214             1,166,039
                                                                      ---------------
Total                                                                       2,789,546
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (2.3%)
Amgen                                                    15,840(b)            868,823
Biogen Idec                                               4,364(b,d)          212,309
Celgene                                                   6,850(b)            362,708
Cephalon                                                  1,020(b,d)           78,724
Genzyme                                                   4,047(b,d)          278,919
Gilead Sciences                                          13,750(b)            698,087
                                                                      ---------------
Total                                                                       2,499,570
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (--%)
Masco                                                     5,384                42,103
-------------------------------------------------------------------------------------

CAPITAL MARKETS (2.1%)
Ameriprise Financial                                      3,235                65,185
Bank of New York Mellon                                  17,153               441,519
Charles Schwab                                           13,982               190,015
E*TRADE Financial                                         8,410(b)              9,587
Federated Investors Cl B                                  1,320(d)             25,766
Franklin Resources                                        2,265(d)            109,671
Goldman Sachs Group                                       6,611               533,707
Invesco                                                   5,755                67,851
Janus Capital Group                                       2,364(d)             12,411
Legg Mason                                                2,120(d)             34,047
Morgan Stanley                                           15,871               321,071
Northern Trust                                            3,330(d)            191,542
State Street                                              6,453(d)            150,161
T Rowe Price Group                                        3,866(d)            106,624
                                                                      ---------------
Total                                                                       2,259,157
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

CHEMICALS (1.8%)
Air Products & Chemicals                                  3,129              $157,389
CF Inds Holdings                                            850(d)             39,950
Dow Chemical                                             13,813               160,093
Eastman Chemical                                          1,087(d)             28,208
Ecolab                                                    2,506                85,104
EI du Pont de Nemours & Co                               13,488               309,684
Intl Flavors & Fragrances                                 1,173(d)             33,571
Monsanto                                                  8,186               622,627
PPG Inds                                                  2,459                92,409
Praxair                                                   4,608               286,894
Rohm & Haas                                               1,868               103,095
Sigma-Aldrich                                             1,870(d)             67,470
                                                                      ---------------
Total                                                                       1,986,494
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (2.1%)
Banco Santander ADR                                       2,610(c)             20,460
BB&T                                                      8,257(d)            163,406
Comerica                                                  2,245                37,402
Fifth Third Bancorp                                       8,630                20,626
First Horizon Natl                                        3,069(d)             29,215
Huntington Bancshares                                     5,467(d)             15,745
KeyCorp                                                   7,396                53,843
M&T Bank                                                  1,155(d)             44,941
Marshall & Ilsley                                         3,891(d)             22,218
PNC Financial Services Group                              6,395               207,965
Regions Financial                                        10,348                35,804
SunTrust Banks                                            5,290                64,855
US Bancorp                                               26,224               389,164
Wells Fargo & Co                                         63,082(d)          1,192,250
Zions Bancorporation                                      1,720(d)             25,662
                                                                      ---------------
Total                                                                       2,323,556
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.6%)
Avery Dennison                                            1,589(d)             38,501
Cintas                                                    1,963(d)             44,658
Iron Mountain                                             1,652(b,d)           33,800
Pitney Bowes                                              3,078                68,516
Republic Services                                         4,795               123,999
RR Donnelley & Sons                                       3,067                29,934
Stericycle                                                1,280(b,d)           62,618
Waste Management                                          7,332               228,685
                                                                      ---------------
Total                                                                         630,711
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.6%)
Ciena                                                     1,350(b,d)            8,424
Cisco Systems                                            87,520(b,d)        1,310,174
Corning                                                  23,230               234,855
Harris                                                    2,010                87,013
JDS Uniphase                                              3,282(b,d)           11,914
Juniper Networks                                          7,890(b,d)          111,722
Motorola                                                 33,878               150,080
QUALCOMM                                                 24,748               855,043
Tellabs                                                   5,951(b)             24,578
                                                                      ---------------
Total                                                                       2,793,803
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (4.6%)
Apple                                                    13,284(b)          1,197,287
Dell                                                     25,872(b)            245,784
EMC                                                      30,500(b,d)          336,720
Hewlett-Packard                                          36,611             1,272,232
IBM                                                      20,086             1,840,881
Lexmark Intl Cl A                                         1,167(b)             27,635
NetApp                                                    4,931(b,d)           73,127
QLogic                                                    1,916(b)             21,689
SanDisk                                                   3,375(b,d)           38,576
Sun Microsystems                                         11,041(b)             45,931
Teradata                                                  2,628(b)             34,506
                                                                      ---------------
Total                                                                       5,134,368
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Fluor                                                     2,718               105,731
Jacobs Engineering Group                                  1,835(b)             70,959
                                                                      ---------------
Total                                                                         176,690
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                                          1,648(d)             81,510
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.5%)
American Express                                         17,337               290,047
Capital One Financial                                     5,851(d)             92,680


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
CONSUMER FINANCE (CONT.)
Discover Financial Services                               7,170               $51,266
SLM                                                       6,988(b)             80,013
                                                                      ---------------
Total                                                                         514,006
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Ball                                                      1,414                54,213
Bemis                                                     1,492                33,674
Owens-Illinois                                            1,765(b,d)           33,535
Pactiv                                                    1,967(b,d)           42,527
Sealed Air                                                2,360                31,978
                                                                      ---------------
Total                                                                         195,927
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Genuine Parts                                             2,384                76,336
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.2%)
Apollo Group Cl A                                         1,588(b)            129,358
H&R Block                                                 5,068               105,060
                                                                      ---------------
Total                                                                         234,418
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (2.6%)
Bank of America                                          95,575               628,884
CIT Group                                                 5,390                15,038
Citigroup                                                81,459               289,179
CME Group                                                 1,005(d)            174,780
IntercontinentalExchange                                  1,075(b,d)           61,200
JPMorgan Chase & Co                                      55,790             1,423,202
Leucadia Natl                                             2,650(b)             42,188
Moody's                                                   2,900(d)             62,118
NASDAQ OMX Group                                          2,035(b,d)           44,404
NYSE Euronext                                             3,965(d)             87,230
                                                                      ---------------
Total                                                                       2,828,223
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.4%)
AT&T                                                     88,090             2,168,775
CenturyTel                                                1,501(d)             40,737
Embarq                                                    2,123                75,834
Frontier Communications                                   4,655                37,752
Qwest Communications Intl                                21,895(d)             70,502
Verizon Communications                                   42,459             1,268,250
Windstream                                                6,573                57,054
                                                                      ---------------
Total                                                                       3,718,904
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.6%)
Allegheny Energy                                          2,525                83,931
American Electric Power                                   6,033               189,135
Duke Energy                                              18,914(f)            286,547
Edison Intl                                               4,874               158,746
Entergy                                                   2,834(d)            216,404
Exelon                                                    9,834(d)            533,200
FirstEnergy                                               4,561               228,004
FPL Group                                                 6,106               314,764
Pepco Holdings                                            3,230                57,526
Pinnacle West Capital                                     1,509                50,506
PPL                                                       5,604               171,819
Progress Energy                                           3,936               152,402
Southern                                                 11,581               387,385
                                                                      ---------------
Total                                                                       2,830,369
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
Cooper Inds Cl A                                          2,586                69,589
Emerson Electric                                         11,466               374,939
Rockwell Automation                                       2,111                54,970
                                                                      ---------------
Total                                                                         499,498
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.3%)
Agilent Technologies                                      5,230(b)             94,558
Amphenol Cl A                                             2,625                68,644
FLIR Systems                                              1,470(b)             36,706
Jabil Circuit                                             3,150                18,333
Molex                                                     2,110(d)             28,211
Tyco Electronics                                          6,838(c,d)           96,826
                                                                      ---------------
Total                                                                         343,278
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.7%)
Baker Hughes                                              4,592               153,005
BJ Services                                               4,366                48,026
Cameron Intl                                              3,280(b)             75,965
ENSCO Intl                                                2,120                58,003
Halliburton                                              13,358               230,426
Nabors Inds                                               4,254(b,c,d)         46,581
Natl Oilwell Varco                                        6,240(b,d)          164,986
Noble                                                     3,948               107,188
Rowan Companies                                           1,694                21,446
Schlumberger                                             17,882               729,764
Smith Intl                                                3,275                74,343


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
ENERGY EQUIPMENT & SERVICES (CONT.)
Weatherford Intl                                         10,180(b)           $112,285
                                                                      ---------------
Total                                                                       1,822,018
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (3.2%)
Costco Wholesale                                          6,454               290,624
CVS Caremark                                             21,466               577,006
Kroger                                                    9,757               219,533
Safeway                                                   6,405               137,259
SUPERVALU                                                 3,169                55,584
SYSCO                                                     8,959               199,696
Walgreen                                                 14,792(f)            405,449
Wal-Mart Stores                                          33,423             1,574,891
Whole Foods Market                                        2,095(d)             21,474
                                                                      ---------------
Total                                                                       3,481,516
-------------------------------------------------------------------------------------

FOOD PRODUCTS (2.0%)
Archer-Daniels-Midland                                    9,588               262,519
Campbell Soup                                             3,076(d)             93,418
ConAgra Foods                                             6,678               114,194
Dean Foods                                                2,305(b,d)           44,579
General Mills                                             4,998               295,632
Hershey                                                   2,482(d)             92,529
HJ Heinz                                                  4,702               171,623
JM Smucker                                                1,770                79,916
Kellogg                                                   3,761               164,318
Kraft Foods Cl A                                         21,959               615,949
McCormick & Co                                            1,940(d)             62,158
Sara Lee                                                 10,570               106,017
Tyson Foods Cl A                                          4,515(d)             39,958
                                                                      ---------------
Total                                                                       2,142,810
-------------------------------------------------------------------------------------

GAS UTILITIES (0.2%)
Equitable Resources                                       1,960(d)             67,091
Nicor                                                       671                22,955
Questar                                                   2,590(d)             88,008
                                                                      ---------------
Total                                                                         178,054
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.5%)
Baxter Intl                                               9,266               543,451
Becton Dickinson & Co                                     3,630               263,792
Boston Scientific                                        22,445(b)            199,087
Covidien                                                  7,528(c)            288,624
CR Bard                                                   1,484               126,986
DENTSPLY Intl                                             2,230(d)             60,009
Hospira                                                   2,386(b)             59,411
Intuitive Surgical                                          580(b,d)           59,873
Medtronic                                                16,718               559,886
St. Jude Medical                                          5,146(b)            187,160
Stryker                                                   3,618               152,824
Varian Medical Systems                                    1,860(b)             69,062
Zimmer Holdings                                           3,354(b)            122,086
                                                                      ---------------
Total                                                                       2,692,251
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.3%)
Aetna                                                     6,888               213,528
AmerisourceBergen                                         2,332                84,698
Cardinal Health                                           5,375               202,369
CIGNA                                                     4,107                71,298
Coventry Health Care                                      2,230(b)             33,740
DaVita                                                    1,555(b)             73,085
Express Scripts                                           3,700(b)            198,912
Humana                                                    2,525(b)             95,773
Laboratory Corp of America Holdings                       1,618(b)             95,786
McKesson                                                  4,121               182,148
Medco Health Solutions                                    7,440(b,d)          334,279
Patterson Companies                                       1,365(b)             25,102
Quest Diagnostics                                         2,370               116,960
Tenet Healthcare                                          6,201(b)              6,635
UnitedHealth Group                                       18,056               511,526
WellPoint                                                 7,612(b)            315,517
                                                                      ---------------
Total                                                                       2,561,356
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
IMS Health                                                2,721                39,509
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.5%)
Carnival Unit                                             6,530               118,781
Darden Restaurants                                        2,074                54,380
Intl Game Technology                                      4,406(d)             46,704
Marriott Intl Cl A                                        4,388(d)             71,568
McDonald's                                               16,656               966,381
Starbucks                                                10,998(b)            103,821
Starwood Hotels & Resorts Worldwide                       2,732(d)             41,308
Wyndham Worldwide                                         2,646                16,220
Wynn Resorts                                                920(b,d)           27,674
Yum! Brands                                               6,912               197,821
                                                                      ---------------
Total                                                                       1,644,658
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

HOUSEHOLD DURABLES (0.3%)
Black & Decker                                              902               $26,077
Centex                                                    1,856                15,795
DR Horton                                                 4,120                24,555
Fortune Brands                                            2,237                71,584
Harman Intl Inds                                            875(d)             14,079
KB Home                                                   1,126(d)             12,014
Leggett & Platt                                           2,339                29,214
Lennar Cl A                                               2,110                16,226
Newell Rubbermaid                                         4,140                33,451
Pulte Homes                                               3,198                32,460
Snap-On                                                     861                25,985
Stanley Works                                             1,173                36,668
Whirlpool                                                 1,094(d)             36,572
                                                                      ---------------
Total                                                                         374,680
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (3.1%)
Clorox                                                    2,071               103,861
Colgate-Palmolive                                         7,548               490,922
Kimberly-Clark                                            6,185               318,342
Procter & Gamble                                         44,633             2,432,498
                                                                      ---------------
Total                                                                       3,345,623
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
AES                                                      10,053(b)             79,519
Constellation Energy Group                                2,671(d)             70,247
Dynegy Cl A                                               7,562(b)             15,956
                                                                      ---------------
Total                                                                         165,722
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.4%)
3M                                                       10,356               557,049
General Electric                                        157,000(f)          1,904,411
Textron                                                   3,606                32,562
Tyco Intl                                                 7,068(c)            148,569
                                                                      ---------------
Total                                                                       2,642,591
-------------------------------------------------------------------------------------

INSURANCE (2.2%)
AFLAC                                                     6,966               161,681
Allstate                                                  8,008               173,533
American Intl Group                                      40,188                51,441
Aon                                                       4,033               149,423
Assurant                                                  1,760                46,464
Chubb                                                     5,318               226,440
Cincinnati Financial                                      2,424                53,158
Genworth Financial Cl A                                   6,470                15,010
Hartford Financial Services Group                         4,502(d)             59,246
Lincoln Natl                                              3,824                57,857
Loews                                                     5,407               131,931
Marsh & McLennan Companies                                7,686               148,570
MBIA                                                      2,813(b,d)           10,858
MetLife                                                  11,865(d)            340,882
Principal Financial Group                                 3,875                64,286
Progressive                                              10,100(b)            122,715
Prudential Financial                                      6,342               163,307
Torchmark                                                 1,276(d)             38,280
Travelers Companies                                       8,741               337,753
Unum Group                                                4,952                70,120
XL Capital Cl A                                           4,945(c)             14,341
                                                                      ---------------
Total                                                                       2,437,296
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
Amazon.com                                                4,805(b,d)          282,630
Expedia                                                   3,130(b)             27,951
                                                                      ---------------
Total                                                                         310,581
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.6%)
Akamai Technologies                                       2,525(b,d)           34,037
eBay                                                     16,032(b)            192,705
Google Cl A                                               3,580(b)          1,211,937
VeriSign                                                  2,900(b,d)           55,999
Yahoo!                                                   20,744(b)            243,327
                                                                      ---------------
Total                                                                       1,738,005
-------------------------------------------------------------------------------------

IT SERVICES (1.0%)
Affiliated Computer Services Cl A                         1,455(b)             66,726
Automatic Data Processing                                 7,596(d)            275,964
Cognizant Technology Solutions Cl A                       4,350(b)             81,476
Computer Sciences                                         2,260(b)             83,258
Convergys                                                 1,827(b,d)           13,757
Fidelity Natl Information Services                        2,840                45,184
Fiserv                                                    2,397(b)             76,105
MasterCard Cl A                                           1,080(d)            146,643


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
IT SERVICES (CONT.)
Paychex                                                   4,797(d)           $116,519
Total System Services                                     2,943                37,258
Western Union                                            10,693               146,066
                                                                      ---------------
Total                                                                       1,088,956
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Eastman Kodak                                             4,012(d)             18,174
Hasbro                                                    1,853                44,713
Mattel                                                    5,354                75,974
                                                                      ---------------
Total                                                                         138,861
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.4%)
Life Technologies                                         2,576(b)             65,585
Millipore                                                   826(b)             45,562
PerkinElmer                                               1,764(d)             22,262
Thermo Fisher Scientific                                  6,278(b,d)          225,568
Waters                                                    1,474(b)             53,315
                                                                      ---------------
Total                                                                         412,292
-------------------------------------------------------------------------------------

MACHINERY (1.6%)
Caterpillar                                               9,016               278,143
Cummins                                                   3,010                72,180
Danaher                                                   3,818               213,541
Deere & Co                                                6,378               221,572
Dover                                                     2,779(f)             78,590
Eaton                                                     2,460               108,289
Flowserve                                                   845                45,047
Illinois Tool Works                                       5,886               192,237
Ingersoll-Rand Cl A                                       4,768(c)             77,289
ITT                                                       2,714(d)            122,890
Manitowoc                                                 1,950                10,725
PACCAR                                                    5,417(d)            142,955
Pall                                                      1,761                45,909
Parker Hannifin                                           2,407                91,971
                                                                      ---------------
Total                                                                       1,701,338
-------------------------------------------------------------------------------------

MEDIA (2.4%)
CBS Cl B                                                 10,161                58,121
Comcast Cl A                                             43,050               630,682
DIRECTV Group                                             8,160(b)            178,704
Gannett                                                   3,411                19,681
Interpublic Group of Companies                            7,121(b)             23,713
McGraw-Hill Companies                                     4,704               103,441
Meredith                                                    539                 8,608
New York Times Cl A                                       1,744(d)              8,668
News Corp Cl A                                           34,380               219,688
Omnicom Group                                             4,646(d)            120,285
Scripps Networks Interactive Cl A                         1,345                28,877
Time Warner                                              53,626               500,331
Viacom Cl B                                               9,171(b)            135,272
Walt Disney                                              27,673(d)            572,278
Washington Post Cl B                                         90                35,150
                                                                      ---------------
Total                                                                       2,643,499
-------------------------------------------------------------------------------------

METALS & MINING (0.7%)
AK Steel Holding                                          1,675(d)             13,517
Alcoa                                                    11,958                93,153
Allegheny Technologies                                    1,444(d)             31,898
Freeport-McMoRan Copper & Gold                            5,642               141,840
Newmont Mining                                            6,795               270,305
Nucor                                                     4,694               191,468
Titanium Metals                                           1,275                 8,989
United States Steel                                       1,741                52,282
                                                                      ---------------
Total                                                                         803,452
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.7%)
Big Lots                                                  1,224(b,d)           16,463
Family Dollar Stores                                      2,086(d)             57,928
JC Penney                                                 3,317(d)             55,560
Kohl's                                                    4,559(b,f)          167,361
Macy's                                                    6,282                56,224
Nordstrom                                                 2,374(d)             30,126
Sears Holdings                                              835(b,d)           34,168
Target                                                   11,251(d)            351,031
                                                                      ---------------
Total                                                                         768,861
-------------------------------------------------------------------------------------

MULTI-UTILITIES (1.6%)
Ameren                                                    3,162               105,137
CenterPoint Energy                                        5,141(d)             68,787
CMS Energy                                                3,384(d)             39,762
Consolidated Edison                                       4,090               166,667
Dominion Resources                                        8,688               305,643
DTE Energy                                                2,438                84,111
Integrys Energy Group                                     1,138                47,512
NiSource                                                  4,101                39,698
PG&E                                                      5,391               208,469


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
MULTI-UTILITIES (CONT.)
Public Service Enterprise Group                           7,570              $238,984
SCANA                                                     1,196                41,011
Sempra Energy                                             3,646               159,841
TECO Energy                                               3,185                38,252
Wisconsin Energy                                          1,750(d)             78,015
Xcel Energy                                               6,710               123,867
                                                                      ---------------
Total                                                                       1,745,756
-------------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Xerox                                                    12,942                85,935
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (12.1%)
Anadarko Petroleum                                        6,860               252,036
Apache                                                    5,000               375,000
Cabot Oil & Gas                                           1,540                42,335
Chesapeake Energy                                         8,085               127,824
Chevron                                                  30,366             2,141,409
ConocoPhillips                                           22,286             1,059,254
CONSOL Energy                                             2,710                73,875
Devon Energy                                              6,608               407,053
El Paso                                                  10,485                85,767
EOG Resources                                             3,726               252,511
Exxon Mobil                                              76,034(f)          5,815,079
Hess                                                      4,243(d)            235,953
Kinder Morgan Management LLC                                  1(b)                 26
Marathon Oil                                             10,546               287,168
Massey Energy                                             1,270                19,279
Murphy Oil                                                2,845               125,692
Noble Energy                                              2,585               126,484
Occidental Petroleum                                     12,104               660,273
Peabody Energy                                            3,990                99,750
Pioneer Natural Resources                                 1,755                25,693
Range Resources                                           2,320                83,149
Southwestern Energy                                       5,135(b)            162,523
Spectra Energy                                            9,137               132,578
Sunoco                                                    1,746(d)             80,875
Tesoro                                                    2,065(d)             35,580
Valero Energy                                             7,710               185,965
Williams Companies                                        8,654               122,454
XTO Energy                                                8,620               319,716
                                                                      ---------------
Total                                                                      13,335,301
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.2%)
Intl Paper                                                6,391                58,286
MeadWestvaco                                              2,553                29,717
Weyerhaeuser                                              3,157                86,312
                                                                      ---------------
Total                                                                         174,315
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
Avon Products                                             6,374(d)            130,348
Estee Lauder Companies Cl A                               1,735                45,544
                                                                      ---------------
Total                                                                         175,892
-------------------------------------------------------------------------------------

PHARMACEUTICALS (8.1%)
Abbott Laboratories                                      23,195             1,285,931
Allergan                                                  4,598               175,276
Bristol-Myers Squibb                                     29,591               633,543
Eli Lilly & Co                                           14,952               550,533
Forest Laboratories                                       4,500(b)            112,680
Johnson & Johnson                                        41,469             2,392,346
King Pharmaceuticals                                      3,689(b)             32,242
Merck & Co                                               31,607               902,380
Mylan                                                     4,555(b)             51,608
Pfizer                                                  100,796             1,469,605
Schering-Plough                                          24,301(f)            426,726
Watson Pharmaceuticals                                    1,568(b,d)           42,775
Wyeth                                                    19,903               855,232
                                                                      ---------------
Total                                                                       8,930,877
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (0.2%)
Dun & Bradstreet                                            810                61,560
Equifax                                                   1,887                46,647
Monster Worldwide                                         1,840(b,d)           16,946
Robert Half Intl                                          2,322(d)             39,358
                                                                      ---------------
Total                                                                         164,511
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.9%)
American Capital                                          3,095(d)              8,852
Apartment Investment & Management Cl A                    1,736(d)             15,429
AvalonBay Communities                                     1,155                59,841
Boston Properties                                         1,810(d)             78,373
Developers Diversified Realty                             1,795(d)              8,616
Equity Residential                                        4,070                97,395
HCP                                                       3,775                88,109
Health Care REIT                                          1,539                58,190


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
22  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Host Hotels & Resorts                                     7,810(d)            $42,018
Kimco Realty                                              3,420                49,180
Plum Creek Timber                                         2,496(d)             76,802
ProLogis                                                  3,975                39,790
Public Storage                                            1,875               116,005
Simon Property Group                                      3,376(d)            145,099
Vornado Realty Trust                                      2,050(d)            104,161
                                                                      ---------------
Total                                                                         987,860
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group Cl A                               3,335(b,d)           12,006
-------------------------------------------------------------------------------------

ROAD & RAIL (0.9%)
Burlington Northern Santa Fe                              4,196               277,985
CSX                                                       5,896(d)            170,748
Norfolk Southern                                          5,538               212,438
Ryder System                                                828                27,970
Union Pacific                                             7,574               331,665
                                                                      ---------------
Total                                                                       1,020,806
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.1%)
Advanced Micro Devices                                    9,100(b)             19,929
Altera                                                    4,442                68,318
Analog Devices                                            4,350                86,913
Applied Materials                                        20,057(d)            187,934
Broadcom Cl A                                             6,641(b,d)          105,260
Intel                                                    83,140             1,072,506
KLA-Tencor                                                2,526                50,621
Linear Technology                                         3,317(d)             77,684
LSI                                                       9,638(b,d)           30,649
MEMC Electronic Materials                                 3,360(b)             45,696
Microchip Technology                                      2,715                51,504
Micron Technology                                        11,419(b,d)           42,479
Natl Semiconductor                                        2,920                29,609
Novellus Systems                                          1,455(b,d)           20,064
NVIDIA                                                    8,032(b)             63,854
Teradyne                                                  2,532(b)             12,179
Texas Instruments                                        19,374               289,641
Xilinx                                                    4,094                68,984
                                                                      ---------------
Total                                                                       2,323,824
-------------------------------------------------------------------------------------

SOFTWARE (3.6%)
Adobe Systems                                             7,938(b)            153,283
Autodesk                                                  3,378(b,d)           55,940
BMC Software                                              2,803(b)             71,000
CA                                                        5,883               105,835
Citrix Systems                                            2,719(b,d)           57,208
Compuware                                                 3,685(b)             23,953
Electronic Arts                                           4,792(b,d)           73,988
Intuit                                                    4,788(b,d)          108,448
McAfee                                                    2,280(b)             69,517
Microsoft                                               114,354(f)          1,955,453
Novell                                                    5,162(b)             19,099
Oracle                                                   58,561(b)            985,582
Salesforce.com                                            1,565(b,d)           41,645
Symantec                                                 12,498(b)            191,594
                                                                      ---------------
Total                                                                       3,912,545
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.7%)
Abercrombie & Fitch Cl A                                  1,300(d)             23,205
AutoNation                                                1,615(b,d)           14,987
AutoZone                                                    569(b,d)           75,614
Bed Bath & Beyond                                         3,879(b,d)           90,109
Best Buy                                                  5,054(f)            141,613
GameStop Cl A                                             2,450(b)             60,711
Gap                                                       6,966                78,576
Home Depot                                               25,341               545,593
Limited Brands                                            4,047                32,052
Lowe's Companies                                         21,910               400,297
Office Depot                                              4,105(b)              8,867
RadioShack                                                1,870                21,430
Sherwin-Williams                                          1,465                69,954
Staples                                                  10,661               169,936
Tiffany & Co                                              1,844(d)             38,263
TJX Companies                                             6,220               120,792
                                                                      ---------------
Total                                                                       1,891,999
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Coach                                                     4,890(b)             71,394
Jones Apparel Group                                       1,250                 4,325
Nike Cl B                                                 5,868               265,528
Polo Ralph Lauren                                           845(d)             34,670
VF                                                        1,312                73,498
                                                                      ---------------
Total                                                                         449,415
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

THRIFTS & MORTGAGE FINANCE (0.2%)
Hudson City Bancorp                                       7,790               $90,364
People's United Financial                                 5,200                85,072
                                                                      ---------------
Total                                                                         175,436
-------------------------------------------------------------------------------------

TOBACCO (1.7%)
Altria Group                                             30,799               509,415
Lorillard                                                 2,510               149,245
Philip Morris Intl                                       30,239             1,123,379
Reynolds American                                         2,526                96,443
                                                                      ---------------
Total                                                                       1,878,482
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.1%)
Fastenal                                                  1,935(d)             66,138
WW Grainger                                                 967(d)             70,543
                                                                      ---------------
Total                                                                         136,681
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
American Tower Cl A                                       5,925(b)            179,764
Sprint Nextel                                            42,706(b)            103,776
TeleCorp PCS Escrow Cl A                                    520(b,e,g)             --
                                                                      ---------------
Total                                                                         283,540
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $146,568,146)                                                     $107,424,030
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.47%               1,495,634(h)         $1,495,634
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,495,634)                                                         $1,495,634
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL
 RECEIVED FOR SECURITIES
 ON LOAN (9.9%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     10,762,373           $10,762,373
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $10,762,373)                                                       $10,762,373
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $158,826,153)(i)                                                  $119,682,037
=====================================================================================




INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT JAN. 31, 2009



                             NUMBER OF                                  UNREALIZED
                             CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION       LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
------------------------------------------------------------------------------------
S&P 500 E-mini Index            34         $1,398,250    March 2009      $(89,373)



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2009, the value of foreign securities represented 0.6% of net assets.

(d) At Jan. 31, 2009, security was partially or fully on loan. See Note 5 to the financial statements.


--------------------------------------------------------------------------------
24  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(e)  Negligible market value.

(f) At Jan. 31, 2009, investments in securities included securities valued at $775,352 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(g)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair market value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Jan. 31, 2009, is as follows:

                                          ACQUISITION
     SECURITY                                DATES         COST
     ----------------------------------------------------------
     TeleCorp PCS Escrow Cl A               02-06-07        $--


(h) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at Jan. 31, 2009.

(i) At Jan. 31, 2009, the cost of securities for federal income tax purposes was $166,242,796 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $10,935,124
     Unrealized depreciation                         (57,495,883)
     -----------------------------------------------------------
     Net unrealized depreciation                    $(46,560,759)
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                         FAIR VALUE AT JAN. 31, 2009
                          ---------------------------------------------------------
                               LEVEL 1        LEVEL 2
                            QUOTED PRICES      OTHER        LEVEL 3
                              IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                             MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION               IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
-----------------------------------------------------------------------------------
Investments in
  securities                $119,682,037        $--           $--      $119,682,037
Other financial
  instruments*                   (89,373)        --            --           (89,373)
-----------------------------------------------------------------------------------
Total                       $119,592,664        $--           $--      $119,592,664
-----------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.



--------------------------------------------------------------------------------
26  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  27

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JAN. 31, 2009


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $146,568,146)                    $107,424,030
  Affiliated money market fund (identified cost $1,495,634)                  1,495,634
  Investments of cash collateral received for securities on loan
    (identified cost $10,762,373)                                           10,762,373
--------------------------------------------------------------------------------------
Total investments in securities (identified cost $158,826,153)             119,682,037
Cash                                                                             5,275
Capital shares receivable                                                      211,327
Dividends and accrued interest receivable                                      184,783
--------------------------------------------------------------------------------------
Total assets                                                               120,083,422
--------------------------------------------------------------------------------------

LIABILITIES
Capital shares payable                                                          77,039
Payable for investment securities purchased                                     57,455
Payable upon return of securities loaned                                    10,762,373
Variation margin payable on futures contracts                                   36,540
Accrued investment management services fees                                        672
Accrued distribution fees                                                          150
Accrued transfer agency fees                                                       203
Accrued administrative services fees                                               183
Accrued plan administration services fees                                          368
Other accrued expenses                                                         110,423
--------------------------------------------------------------------------------------
Total liabilities                                                           11,045,406
--------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                        $109,038,016
--------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                           $    398,841
Additional paid-in capital                                                 159,538,131
Undistributed net investment income                                             23,932
Accumulated net realized gain (loss)                                       (11,689,399)
Unrealized appreciation (depreciation) on investments                      (39,233,489)
--------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock  $109,038,016
--------------------------------------------------------------------------------------
* Including securities on loan, at value                                  $ 10,256,645
--------------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                             NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class D                     $21,470,665            7,875,153                       $2.73
Class E                     $87,567,351           32,008,961                       $2.74
----------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
YEAR ENDED JAN. 31, 2009


INVESTMENT INCOME
Income:
Dividends                                                     $  3,887,016
Income distributions from affiliated money market fund              75,885
Fee income from securities lending                                   6,525
--------------------------------------------------------------------------
Total income                                                     3,969,426
--------------------------------------------------------------------------
Expenses:
Investment management services fees                                371,178
Distribution fees
  Class D                                                           91,928
Transfer agency fees
  Class D                                                           33,699
  Class E                                                           65,973
Administrative services fees                                       101,230
Plan administration services fees -- Class E                       197,919
Compensation of board members                                        4,087
Custodian fees                                                      68,800
Printing and postage                                                13,813
Registration fees                                                   40,940
Licensing fees                                                      22,050
Professional fees                                                   26,640
Other                                                                7,315
--------------------------------------------------------------------------
Total expenses                                                   1,045,572
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                                (378,013)
  Earnings and bank fee credits on cash balances                        (2)
--------------------------------------------------------------------------
Total net expenses                                                 667,557
--------------------------------------------------------------------------
Investment income (loss) -- net                                  3,301,869
--------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                          5,569,297
  Futures contracts                                             (1,542,803)
--------------------------------------------------------------------------
Net realized gain (loss) on investments                          4,026,494
Net change in unrealized appreciation (depreciation) on
  investments                                                  (79,243,694)
--------------------------------------------------------------------------
Net gain (loss) on investments                                 (75,217,200)
--------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $(71,915,331)
--------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  29

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


YEAR ENDED JAN. 31,                                                    2009           2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $   3,301,869  $   4,255,908
Net realized gain (loss) on investments                           4,026,494     29,893,950
Net change in unrealized appreciation (depreciation) on
  investments                                                   (79,243,694)   (37,698,543)
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                    (71,915,331)    (3,548,685)
------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class D                                                        (812,015)      (750,148)
    Class E                                                      (3,315,034)    (3,099,735)
  Net realized gain
    Class D                                                      (1,585,020)    (4,038,391)
    Class E                                                      (5,771,909)   (14,238,675)
------------------------------------------------------------------------------------------
Total distributions                                             (11,483,978)   (22,126,949)
------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class D shares                                                  6,058,382      5,926,919
  Class E shares                                                 24,034,263     31,902,987
Reinvestment of distributions at net asset value
  Class D shares                                                  2,397,035      4,787,791
  Class E shares                                                  9,086,943     17,338,410
Payments for redemptions
  Class D shares                                                (17,123,500)   (14,000,923)
  Class E shares                                                (45,165,383)  (105,589,277)
------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                  (20,712,260)   (59,634,093)
------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                        (104,111,569)   (85,309,727)
Net assets at beginning of year                                 213,149,585    298,459,312
------------------------------------------------------------------------------------------
Net assets at end of year                                     $ 109,038,016  $ 213,149,585
------------------------------------------------------------------------------------------
Undistributed net investment income                           $      23,932  $     891,955
------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS D


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                          2009         2008         2007         2006         2005
Net asset value, beginning of period                 $4.90        $5.54        $4.92        $4.55        $4.38
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .07(b)       .08(b)       .08          .07          .07
Net gains (losses) (both realized and
 unrealized)                                         (1.94)        (.21)         .61          .36          .17
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.87)        (.13)         .69          .43          .24
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.10)        (.08)        (.07)        (.06)        (.07)
Distributions from realized gains                     (.20)        (.43)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.30)        (.51)        (.07)        (.06)        (.07)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.73        $4.90        $5.54        $4.92        $4.55
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $21          $48          $57          $63          $69
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .73%         .68%         .79%         .85%         .82%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                      .59%         .59%         .59%         .62%         .62%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.75%        1.43%        1.40%        1.26%        1.41%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 5%           4%          20%           7%           6%
--------------------------------------------------------------------------------------------------------------
Total return                                       (38.56%)      (2.89%)      14.05%        9.56%        5.43%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2009 were less than 0.01% of average net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.




--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS E


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                          2009         2008         2007         2006         2005
Net asset value, beginning of period                 $4.92        $5.56        $4.95        $4.57        $4.39
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .09(b)       .10(b)       .09          .08          .08
Net gains (losses) (both realized and
 unrealized)                                         (1.96)        (.22)         .60          .38          .18
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.87)        (.12)         .69          .46          .26
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.11)        (.09)        (.08)        (.08)        (.08)
Distributions from realized gains                     (.20)        (.43)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.31)        (.52)        (.08)        (.08)        (.08)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.74        $4.92        $5.56        $4.95        $4.57
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $88         $165         $241         $218         $301
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .59%         .56%         .56%         .60%         .56%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                      .34%         .36%         .34%         .37%         .38%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.01%        1.67%        1.64%        1.52%        1.64%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 5%           4%          20%           7%           6%
--------------------------------------------------------------------------------------------------------------
Total return                                       (38.38%)      (2.64%)      14.05%       10.03%        5.90%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2009 were less than 0.01% of average net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource S&P 500 Index Fund (the Fund) is a series of RiverSource Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). While the Fund may track its index closely, it is typically unable to match the performance of the index exactly, primarily due to fund operating expenses and transaction costs.

The Fund offers Class D and Class E shares which are sold without a sales charge. Class D shares are sold through wrap fee programs or other investment products sponsored by a financial institution having a selling agreement with the distributor. Class E shares are sold to qualifying institutional investors.

Both classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration service fees) differ between classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective Feb. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (RiverSource Investments or the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

ILLIQUID SECURITIES
At Jan. 31, 2009, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Jan. 31, 2009 was $0. Certain illiquid securities may be valued by management at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.


--------------------------------------------------------------------------------
34  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


OPTION TRANSACTIONS
As part of its indexing strategy, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At Jan. 31, 2009, and for the year then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
As part of its indexing strategy, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, re-characterization of REIT distributions, post-October losses, and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of

--------------------------------------------------------------------------------
36  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $42,843 and accumulated net realized loss has been decreased by $42,843.

The tax character of distributions paid for the years indicated is as follows:

                                     2009                      2008
                            ORDINARY     LONG-TERM    ORDINARY     LONG-TERM
YEAR ENDED JAN. 31,          INCOME    CAPITAL GAIN    INCOME    CAPITAL GAIN
-----------------------------------------------------------------------------
Class D..................  $  812,015   $1,585,020   $  750,148   $ 4,038,391
Class E..................   3,315,034    5,771,909    3,099,735    14,238,675


At Jan. 31, 2009, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income..................  $     25,648
Undistributed accumulated long-term gain.......  $  1,602,883
Accumulated realized loss......................  $ (5,965,014)
Unrealized appreciation (depreciation).........  $(46,562,473)


RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At Jan. 31, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods

--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



beginning after Nov. 15, 2008. As of Jan. 31, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

SECURITY LITIGATION SETTLEMENTS
Litigation proceeds from Enron Corp. related to portfolio securities no longer included in the portfolio are recorded as realized gains. Proceeds received during the year ended Jan. 31, 2009 were $158,608.

2. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.22% to 0.12% annually as the Fund's assets increase. The management fee for the year ended Jan. 31, 2009 was 0.22% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the year ended Jan. 31, 2009 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended Jan. 31, 2009, other expenses paid to this company were $939.


--------------------------------------------------------------------------------
38  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class D for this service. The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class E shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive for Class D. This fee is included in the transfer agency fees on the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.15% of the Fund's average daily net assets attributable to Class E shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class D shares.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended Jan. 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class D.............................................  0.59%
Class E.............................................  0.34




--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class D..........................................  $ 11,652
Class E..........................................   131,967


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class E...........................................  $50,677


The management fees waived/reimbursed at the Fund level were $183,717.

Under an agreement which was effective until Jan. 31, 2009, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), would not exceed the following percentage of the Fund's average daily net assets:

Class D.............................................  0.59%
Class E.............................................  0.38


Effective Feb. 1, 2009, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Jan. 31, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed the following percentage of the Fund's average daily net assets:

Class D.............................................  0.60%
Class E.............................................  0.46


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

REDEMPTION FEES
Shares held in the Fund for less than 180 days are subject to a redemption fee of 0.50% of the proceeds of the redeemed shares. The redemption fee is retained by the Fund and accounted for as an addition to paid-in capital. For accounts under $10,000, an annual fee of $10 may be charged and deducted from the shareholder's account.

EARNINGS CREDITS AND CUSTODIAN FEES
During the year ended Jan. 31, 2009, the Fund's custodian fees were reduced by $2 as a result of earnings credits from overnight cash balances. Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. Prior to

--------------------------------------------------------------------------------
40  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


Dec. 15, 2008, the Fund paid custodian fees amounting to $70,591 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $8,625,509 and $35,301,939, respectively, for the year ended Jan. 31, 2009. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                         YEAR ENDED JAN. 31, 2009
                                     ISSUED FOR
                                     REINVESTED                        NET
                           SOLD    DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class D                 1,679,101      820,903     (4,420,467)      (1,920,463)
Class E                 5,894,899    3,101,346    (10,533,657)      (1,537,412)
----------------------------------------------------------------------------------


                                         YEAR ENDED JAN. 31, 2008
                                     ISSUED FOR
                                     REINVESTED                        NET
                           SOLD    DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class D                 1,051,265      927,866     (2,525,705)        (546,574)
Class E                 5,596,001    3,347,183    (18,774,093)      (9,830,909)
----------------------------------------------------------------------------------


5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, National Association ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers on behalf of the Fund. Pursuant to the Agreement, all loaned securities are initially collateralized in an amount equivalent to 102% (for securities denominated in U.S. dollars) or 105% (for all other securities) of the value of the loaned securities, including accrued interest in the case of fixed income securities. Collateral is maintained over the life of the loan thereafter in an amount not less than 100% of the market value of loaned securities, as determined at the close of each business day, except to the extent that a collateral shortfall is due to a diminution in the market value of authorized investments in which cash collateral is invested. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Collateral is either in

--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



the form of cash or U.S. government securities. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed on the Portfolio of Investments and the value of cash collateral received at period end is disclosed on the Statement of Assets and Liabilities along with the related obligation to return the collateral upon return of the securities loaned. At Jan. 31, 2009, securities valued at $10,256,645 were on loan secured by cash collateral of $10,762,373 invested in short-term securities or cash equivalents.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $5,144 earned from securities lending from Dec. 1, 2008 through Jan. 31, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, RiverSource Investments, LLC served as securities lending agent for the Fund under the Securities Lending Agency Agreement pursuant to which the Fund agreed to reimburse RiverSource Investments, LLC for expenses incurred by it in connection with the lending program. Expenses paid to RiverSource Investments, LLC as securities lending agent were $268 through Nov. 30, 2008 and are included in other expenses on the Statement of Operations. Cash collateral received on loaned securities had been invested in an affiliated money market fund. Income of $1,381 earned from securities lending from Feb. 1, 2008 through Nov. 30, 2008 is included in the Statement of Operations.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-

--------------------------------------------------------------------------------
42  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



Term Cash Fund aggregated $35,677,688 and $39,770,238, respectively, for the year ended Jan. 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found on the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Jan. 31, 2009, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the year ended Jan. 31, 2009.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


8. CAPITAL LOSS CARRY-OVER, RECOGNIZED BUILT-IN LOSSES AND POST-OCTOBER LOSS

For federal income tax purposes, the Fund had a capital loss carry-over of $942,797 at Jan. 31, 2009, that if not offset by capital gains will expire in 2010.

The Fund also had recognized built-in losses of $2,942,175 at Jan. 31, 2009, that if not offset by capital gains will expire as follows:

   2013         2014        2015
$2,640,220    $235,890    $66,065


As a result of prior mergers, the Fund acquired capital loss carry-overs and unrealized capital losses, which are limited by Internal Revenue Code Section 382.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At Jan. 31, 2009, the Fund had a post-October loss of $2,080,042 that is treated for income tax purposes as occurring on Feb. 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over and recognized built-in losses have been offset or expire.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was

--------------------------------------------------------------------------------
44  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. and Brian
T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we

--------------------------------------------------------------------------------
46  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  47

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE S&P 500 INDEX FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource S&P 500 Index Fund (the Fund) (one of the portfolios constituting the RiverSource Market Advantage Series, Inc.) as of January 31, 2009, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods presented through January 31, 2007, were audited by other auditors whose report dated March 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
48  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of RiverSource S&P 500 Index Fund of the RiverSource Market Advantage Series, Inc. at January 31, 2009, the results of its operations for the year then ended, and changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2009


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  49

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Fiscal year ended Jan. 31, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................       100%
    Dividends Received Deduction for corporations................       100%
    U.S. Government Obligations..................................      0.00%
CAPITAL GAIN DISTRIBUTION - the Fund designates $7,356,929 to be taxed as long-term capital gain.


The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
50  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. The RiverSource complex of funds that each Board member oversees consists of 163 funds, which includes 104 RiverSource funds and 59 Seligman funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      2006                  Attorney
Minneapolis, MN 55402
Age 54
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource Funds, 1999-2006; former Governor of  None
901 S. Marquette Ave.      1999                  Minnesota
Minneapolis, MN 55402
Age 74
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      2007                  Leadership (consulting company)
Minneapolis, MN 55402
Age 54
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      2004                  College; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley College
Age 58
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      1985
Minneapolis, MN 55402
Age 74
------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA       Board member since    Former Managing Director, Shikiar Asset Management       American Progressive
901 S. Marquette Ave.      2005                                                                           Insurance
Minneapolis, MN 55402
Age 73
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Chair of the Board    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      since 2007,           College                                                  Inc. (manufactures
Minneapolis, MN 55402      Board member since                                                             irrigation systems)
Age 70                     2002

------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  51

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
John F. Maher              Board member since    Retired President and Chief Executive Officer and        None
901 S. Marquette Ave.      2008                  former Director, Great Western Financial Corporation
Minneapolis, MN 55402                            (financial services), 1986-1997
Age 64
------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      2004                  real estate and asset management company)
Minneapolis, MN 55402
Age 56
------------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie            Board member since    Counsel, Lewis & Munday, P.C. since 1987; Vice           Digital Ally, Inc.
901 S. Marquette Ave.      2008                  President and General Counsel, Automotive Legal          (digital imaging);
Minneapolis, MN 55402                            Affairs, Chrysler Corporation, 1990-1997                 Infinity, Inc. (oil
Age 66                                                                                                    and gas exploration
                                                                                                          and production); OGE
                                                                                                          Energy Corp. (energy
                                                                                                          and energy services)
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      2002                  since 2003 (biotechnology); former President, Forester   Pharmaceuticals,
Minneapolis, MN 55402                            Biotech                                                  Inc.
Age 64                                                                                                    (biotechnology);
                                                                                                          Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
52  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member since    President -- U.S. Asset Management and Chief Investment  None
53600 Ameriprise           2001,                 Officer, Ameriprise Financial, Inc. and President,
Financial Center           Vice President since  Chairman of the Board and Chief Investment Officer,
Minneapolis, MN 55474      2002                  RiverSource Investments, LLC since 2005; Director,
Age 48                                           President and Chief Executive Officer, Ameriprise
                                                 Certificate Company and Chairman of the Board, Chief
                                                 Executive Officer and President, RiverSource
                                                 Distributors, Inc. since 2006; Chief Executive Officer
                                                 and President, RiverSource Fund Distributors, Inc.
                                                 since 2008; Senior Vice President -- Chief Investment
                                                 Officer, Ameriprise Financial, Inc. and Chairman of the
                                                 Board and Chief Investment Officer, RiverSource
                                                 Investments, LLC, 2001-2005
------------------------------------------------------------------------------------------------------------------------------


* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Patrick T. Bannigan        President since 2006  Director and Senior Vice President -- Asset Management,
172 Ameriprise Financial                         Products and Marketing, RiverSource Investments, LLC
Center                                           and Director and Vice President -- Asset Management,
Minneapolis, MN 55474                            Products and Marketing, RiverSource Distributors, Inc.
Age 43                                           since 2006; Managing Director and Global Head of
                                                 Product, Morgan Stanley Investment Management, 2004-
                                                 2006; President, Touchstone Investments, 2002-2004

--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  53

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Michelle M. Keeley         Vice President since  Executive Vice President -- Equity and Fixed Income,
172 Ameriprise Financial   2004                  Ameriprise Financial, Inc. and RiverSource Investments,
Center                                           LLC since 2006; Vice President -- Investments,
Minneapolis, MN 55474                            Ameriprise Certificate Company since 2003; Senior Vice
Age 44                                           President -- Fixed Income, Ameriprise Financial, Inc.,
                                                 2002-2006 and RiverSource Investments, LLC, 2004-2006
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Vice President -- Asset Management and Trust Company
5228 Ameriprise Financial  2006                  Services, RiverSource Investments, LLC since 2006; Vice
Center Minneapolis, MN                           President -- Operations and Compliance, RiverSource
55474                                            Investments, LLC, 2004-2006; Director of Product
Age 43                                           Development -- Mutual Funds, Ameriprise Financial,
                                                 Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since 2002  Vice President -- Investment Accounting, Ameriprise
105 Ameriprise Financial                         Financial, Inc. since 2002; Chief Financial Officer,
Center                                           RiverSource Distributors, Inc. since 2006
Minneapolis, MN 55474
Age 53
--------------------------------------------------------------------------------------------------------

Scott R. Plummer           Vice President,       Vice President and Chief Counsel -- Asset Management,
5228 Ameriprise Financial  General Counsel and   Ameriprise Financial, Inc. since 2005; Chief Counsel,
Center                     Secretary since 2006  RiverSource Distributors, Inc. and Chief Legal Officer
Minneapolis, MN 55474                            and Assistant Secretary, RiverSource Investments, LLC
Age 49                                           since 2006; Vice President, General Counsel and
                                                 Secretary, Ameriprise Certificate Company since 2005;
                                                 Vice President -- Asset Management Compliance,
                                                 Ameriprise Financial, Inc., 2004-2005; Senior Vice
                                                 President and Chief Compliance Officer, USBancorp Asset
                                                 Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Jennifer D. Lammers        Chief Compliance      U.S. Asset Management Chief Compliance Officer,
172 Ameriprise Financial   Officer since 2006*   RiverSource Investments, LLC since 2006;
Center                                           Director -- Mutual Funds, Voyageur Asset Management,
Minneapolis, MN 55474                            2003-2006; Director of Finance, Voyageur Asset
Age 48                                           Management, 2000-2003
--------------------------------------------------------------------------------------------------------

Eleanor T.M. Hoagland      Chief Compliance      Chief Compliance Officer, RiverSource Investments, LLC
100 Park Avenue            Officer since 2009*   (J. & W. Seligman & Co. Incorporated prior to Nov.
New York, NY 10010                               2008), for each of the investment companies of the
Age 56                                           Seligman group of funds since 2004 and all RiverSource
                                                 funds since 2009; Money Laundering Prevention Officer
                                                 and Identity Theft Prevention Officer, RiverSource
                                                 Investments, LLC since 2008; Managing Director, J. & W.
                                                 Seligman & Co. Incorporated and Vice-President for each
                                                 of the investment companies of the Seligman group of
                                                 funds, 2004-2008
--------------------------------------------------------------------------------------------------------
* Effective February 2009, Ms. Lammers no longer serves as the Chief Compliance Officer for the funds and Ms. Hoagland now serves in that capacity.


--------------------------------------------------------------------------------
54  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Neysa M. Alecu             Money Laundering      Compliance Director and Anti-Money Laundering Officer,
2934 Ameriprise Financial  Prevention Officer    Ameriprise Financial, Inc. since 2004; Manager Anti-
Center                     since 2004            Money Laundering, Ameriprise Financial, Inc., 2003-
Minneapolis, MN 55474                            2004; Compliance Director and Bank Secrecy Act Officer,
Age 44                                           American Express Centurion Bank, 2000-2003
--------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  55

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
56  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

RIVERSOURCE S&P 500 INDEX FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C) 2009 RiverSource Investments, LLC.                             S-6434 P (4/09)

Annual Report
and Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
SMALL COMPANY INDEX FUND

ANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2009
(Prospectus also enclosed)

RIVERSOURCE SMALL COMPANY INDEX FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH LONG-TERM CAPITAL APPRECIATION.


This annual report includes a prospectus that
describes in detail the Fund's objective,
investment strategy, risks, sales charges,
fees and other matters of interest. Please
read the prospectus carefully before you
invest or send money.                            (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Manager Commentary.................    5

The Fund's Long-term Performance...   12

Fund Expenses Example..............   14

Portfolio of Investments...........   16

Statement of Assets and
  Liabilities......................   29

Statement of Operations............   30

Statements of Changes in Net
  Assets...........................   31

Financial Highlights...............   32

Notes to Financial Statements......   35

Report of Independent Registered
  Public Accounting Firm...........   49

Federal Income Tax Information.....   51

Board Members and Officers.........   52

Proxy Voting.......................   57



                     (DALBAR LOGO)

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The
Seal recognizes communications demonstrating a level of excellence in the industry.


--------------------------------------------------------------------------------
                   RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Small Company Index Fund (the Fund) Class A shares declined 36.94%
  (excluding sales charge) for the 12 months ended Jan. 31, 2009.

> The Fund underperformed its benchmark, the unmanaged Standard & Poor's
  SmallCap 600 Index, which fell 36.73% for the period.

> The Lipper Small-Cap Core Funds Index, representing the Fund's peer group, declined 37.24% during the same 12 months.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2009)
--------------------------------------------------------------------------------


                                   1 year  3 years  5 years  10 years
---------------------------------------------------------------------
RiverSource Small Company Index
  Fund
  Class A (excluding sales
  charge)                         -36.94%  -14.44%   -3.07%   +3.03%
---------------------------------------------------------------------
S&P SmallCap 600 Index
  (unmanaged)                     -36.73%  -13.94%   -2.38%   +3.89%
---------------------------------------------------------------------
Lipper Small-Cap Core Funds
  Index                           -37.24%  -14.23%   -3.47%   +3.16%
---------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
2  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                          LARGE
                          MEDIUM   SIZE
           X              SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                  Total fund    Net fund
                   expenses   expenses(a)
-----------------------------------------
Class A              1.04%       0.74%
-----------------------------------------
Class B              1.80%       1.51%
-----------------------------------------
Class R4             0.83%       0.59%
-----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.74% for Class A, 1.51% for Class B and 0.59% for Class R4.

Investments in small-capitalization companies often involve greater risks and volatility than investments in larger, more established companies.


--------------------------------------------------------------------------------
                   RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JAN. 31, 2009

Without sales charge                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A (inception 8/19/96)        -36.94%  -14.44%   -3.07%   +3.03%
----------------------------------------------------------------------
Class B (inception 8/19/96)        -37.42%  -15.08%   -3.81%   +2.24%
----------------------------------------------------------------------
Class R4 (inception 8/19/96)       -36.71%  -14.26%   -2.87%   +3.21%
----------------------------------------------------------------------

With sales charge
----------------------------------------------------------------------
Class A (inception 8/19/96)        -40.59%  -16.12%   -4.21%   +2.50%
----------------------------------------------------------------------
Class B (inception 8/19/96)        -39.56%  -15.60%   -3.97%   +2.24%
----------------------------------------------------------------------



AT DEC. 31, 2008

Without sales charge                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A (inception 8/19/96)        -31.54%   -8.15%   +0.09%   +4.26%
----------------------------------------------------------------------
Class B (inception 8/19/96)        -31.92%   -8.79%   -0.63%   +3.49%
----------------------------------------------------------------------
Class R4 (inception 8/19/96)       -31.41%   -8.02%   +0.26%   +4.43%
----------------------------------------------------------------------

With sales charge
----------------------------------------------------------------------
Class A (inception 8/19/96)        -35.50%   -9.97%   -1.09%   +3.73%
----------------------------------------------------------------------
Class B (inception 8/19/96)        -34.26%   -9.34%   -0.78%   +3.49%
----------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.


--------------------------------------------------------------------------------
4  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

MANAGER COMMENTARY -------------------------------------------------------------

Effective January 1, 2009, Dimitris Bertsimas and Georgios Vetoulis succeeded David Factor as the Fund's Portfolio Managers.

Dear Shareholder,

RiverSource Small Company Index Fund (the Fund) Class A shares declined 36.94% (excluding sales charge) for the 12 months ended Jan. 31, 2009. The Fund underperformed its benchmark, the unmanaged Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index or the Index), which fell 36.73% for the period. The Lipper Small-Cap Core Funds Index, representing the Fund's peer group, declined 37.24% during the same 12 months.

Mutual funds, unlike unmanaged indexes, incur operating expenses. The Fund's Class A shares had an expense ratio of 0.74% for the reporting period. This ratio included fee waivers, which are explained below the Annual Operating Expense Ratio table on page 3 of this report.

SIGNIFICANT PERFORMANCE FACTORS
For the annual period overall, stocks with smaller capitalizations declined significantly but still led the U.S. equity market. While testament to the


SECTOR DIVERSIFICATION(1) (at Jan. 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                     10.1%
------------------------------------------------
Consumer Staples                            3.0%
------------------------------------------------
Energy                                      3.7%
------------------------------------------------
Financials                                 14.8%
------------------------------------------------
Health Care                                10.6%
------------------------------------------------
Industrials                                14.6%
------------------------------------------------
Information Technology                     13.1%
------------------------------------------------
Materials                                   3.0%
------------------------------------------------
Telecommunication Services                  0.1%
------------------------------------------------
Utilities                                   4.8%
------------------------------------------------
Other(2)                                   22.2%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(2) Cash & Cash Equivalents. Of the 22.2%, 19.0% is due to security lending activity and 3.2% is the Fund's cash equivalent position.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
                   RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  5

MANAGER COMMENTARY (continued) -------------------------------------------------


benefits of broad diversification, admittedly, a comparatively lesser decline by the smaller-cap segment of the equity market may be small solace given the extraordinary level of turmoil witnessed by the global economic system during the annual period -- conditions not seen since the 1930s. Credit markets seized up, economies worldwide fell into recession, and policymakers responded with massive injections of liquidity and promised fiscal stimulus. It was a period in which the U.S. investment banking business became a shadow of its former magnitude, investor risk appetites vanished and asset values were pummeled.

Not until late in the period did investors learn that the U.S. economy had been in recession the entire time, although for many there was no doubt. The housing and financial sectors were suffering when the period began. It was with the mid-September collapse of investment banking house Lehman Brothers that the broader economy suffered unprecedented deterioration as credit markets froze. In the last months of the annual period, the government made major moves to stimulate the economy. For example, the Federal Reserve (the Fed) reduced the targeted federal funds rate to virtually zero and committed to trillions of dollars in banking system and credit market supports. Investors, however, remained fearful in light of weaker corporate earnings, rising unemployment, slower consumer spending and shrinking gross domestic product (GDP).


TOP TEN HOLDINGS (at Jan. 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Itron                                       0.6%
------------------------------------------------
Atmos Energy                                0.6%
------------------------------------------------
Watson Wyatt Worldwide Cl A                 0.5%
------------------------------------------------
Piedmont Natural Gas                        0.5%
------------------------------------------------
Senior Housing Properties Trust             0.5%
------------------------------------------------
New Jersey Resources                        0.4%
------------------------------------------------
Owens & Minor                               0.4%
------------------------------------------------
ProAssurance                                0.4%
------------------------------------------------
AMERIGROUP                                  0.4%
------------------------------------------------
Magellan Health Services                    0.4%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


Indeed, there were few places for investors to turn. Equities in both the United States and around the globe posted major declines. The S&P SmallCap 600 Index fell significantly during the 12 months, and volatility soared when the U.S. equity markets reacted to a litany of bad economic news. As their risk aversion heightened, investors sold off all types of equity assets in a flight to the relative safety of U.S. Treasury securities. As a result, the best performing asset class during the annual period was U.S. Treasuries, which benefited from both the flight to safety and falling interest rates.

Against the unprecedented backdrop of the period, all ten sectors of the S&P SmallCap 600 Index declined during the 12 months, but some sectors held up better than others. Defensive sectors, such as utilities, consumer staples and health care, were the best relative performers, each outpacing the S&P SmallCap 600 Index during the annual period. The top performing industries for the period were pharmaceuticals, multi-utilities, industrial conglomerates and water utilities, each of which delivered positive returns for the annual period. Food products followed.

Conversely, materials, consumer discretionary and telecommunication services were the weakest sectors. The worst performing industries for the period were automobiles, metals and mining, thrifts and mortgage finance, media and textiles.

Top individual performers in the S&P SmallCap 600 Index, each generating strong double-digit returns, included shoe retailer FINISH LINE, drilling services company W-H ENERGY SERVICES, pharmaceutical manufacturer ALPHARMA, flat panel display systems provider PHOTON DYNAMICS and insurance company PHILADELPHIA CONSOLIDATED HOLDINGS. The biggest individual underperformers were real estate title insurance company LANDAMERICA FINANCIAL GROUP, savings and loan DOWNEY FINANCIAL, regional bank FRANKLIN BANK, diversified paper manufacturer CHESAPEAKE and chemical company TRONOX.

As always, each sector and stock in the S&P SmallCap 600 Index was represented in the Fund with approximately the same weighting as in the Index and therefore had a similar effect.


--------------------------------------------------------------------------------
                   RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------


CHANGES TO THE FUND'S PORTFOLIO
Because the Fund strives to invest in predominantly the same stocks that make up the S&P SmallCap 600 Index and seeks to replicate the performance of the Index, we realign the Fund's portfolio when Standard & Poor's rebalances the Index on a quarterly basis. We also add stocks to and remove stocks from the portfolio to reflect those changes that take place to the S&P SmallCap 600 Index. During the annual period, there were 86 additions to and 87 removals from the S&P SmallCap 600 Index and the Fund's portfolio. Many deletions occur because stocks have outgrown the S&P SmallCap 600 Index and consequently move up to the Standard & Poor's MidCap 400 Index, an unmanaged index of medium-sized company stocks. Removals are also made because companies have ceased to exist, largely due to mergers or acquisitions. Companies in various sectors were removed and included PATRIOT COAL, BANKUNITED FINANCIAL, TRIMBLE NAVIGATION, CHESAPEAKE, FLIR SYSTEMS, MESA AIR GROUP, CARAUSTAR INDUSTRIES, RESPIRONICS, BRADLEY PHARMACEUTICALS, NAPSTER, W-H ENERGY SERVICES, TRONOX, HILB ROGAL & HOBBS, PHOTON DYNAMICS, ALLSCRIPTS HEALTHCARE SOLUTIONS, PACIFIC SUNWEAR OF CALIFORNIA, ALPHARMA, RADIO ONE, SELECT COMFORT, SI INTERNATIONAL, LANDSTAR SYSTEM, WASTE CONNECTIONS, LANDAMERICA FINANCIAL GROUP and SUNRISE SENIOR LIVING.

Stocks added to the Index and Fund included companies in a variety of sectors, including LASALLE HOTEL PROPERTIES, THE E.W. SCRIPPS COMPANY, RUBY TUESDAY, BRUNSWICK, OFFICEMAX, GREEN MOUNTAIN COFFEE ROASTERS, HEALTHSPRING, NUTRISYSTEM, ZOLL MEDICAL, PERRY ELLIS INT'L, NATIONAL PENN BANCSHARES, OLYMPIC STEEL, OLD NATIONAL BANCORP, HOME PROPERTIES, HSN, TICKETMASTER, STIFEL FINANCIAL, CYPRESS SEMICONDUCTOR, POST PROPERTIES, CAL-MAINE FOODS, CARTER'S, LIZ CLAIBORNE, BIO-REFERENCE LABS and CAPELLA EDUCATION.

OUR FUTURE STRATEGY
Going forward, we will use quantitative techniques to select a representative sample of the stocks in the S&P SmallCap 600 Index in an attempt to replicate the returns of the S&P SmallCap 600 Index.


--------------------------------------------------------------------------------
8  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


Looking ahead from a broader perspective, we believe the economic picture remains bleak for the near term, as GDP is expected to continue to contract through the first half of 2009. However, we are cautiously optimistic about the second half of 2009, as we believe we may begin to see the results of the massive government stimulus. At the same time, we expect an equity market rally that anticipates a gradual economic recovery into 2010. Serving as a catalyst for this anticipated rally may be decreasing equity market volatility levels, which are expected to be lower than those of 2008. Another catalyst may be the great attention we expect to be focused on the new U.S. administration's economic policies, which appear to be biased toward aggressive intervention into financial markets and economic stimulus. Further, interest rates are low and are likely to stay that way for a while. Additionally, the major drop in oil prices since the middle of 2008 has put cash into consumers' pockets, which may increase spending on other goods and services in the future.

It is important to note that historically equities rally one to two quarters before an economic recovery takes hold. In spite of the negative sentiment and poor economic environment, the equity market will present, we believe, some compelling opportunities. Until the market does recover and economic activity once again accelerates, we urge investors to manage their near-term expectations, to be properly diversified and to maintain an unemotional long-term perspective regarding their investments.



  In spite of the negative sentiment and poor economic environment, the equity market will present, we believe, some compelling opportunities.






--------------------------------------------------------------------------------
                   RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------



(PHOTO - DIMITRIS BERTSIMAS, PhD)      (PHOTO - GEORGIOS VETOULIS)

Dimitris J. Bertsimas, Ph.D.           Georgios Vetoulis, Ph.D.
Senior Portfolio Manager               Portfolio Manager



Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.


--------------------------------------------------------------------------------
10  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

                       THIS PAGE LEFT BLANK  INTENTIONALLY

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Small Company Index Fund Class A shares (from 2/1/99 to 1/31/09) as compared to the performance of two widely cited performance indices, the Standard & Poor's SmallCap 600 Index and the Lipper Small-Cap Core Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Jan. 31, 2009
                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
RIVERSOURCE SMALL COMPANY INDEX FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                  $5,941    $5,902    $8,065    $12,706
------------------------------------------------------------------------------------------
        Average annual total return                 -40.59%   -16.12%    -4.21%     +2.50%
------------------------------------------------------------------------------------------
S&P SMALLCAP 600 INDEX(1)
        Cumulative value of $10,000                  $6,327    $6,374    $8,865    $14,646
------------------------------------------------------------------------------------------
        Average annual total return                 -36.73%   -13.94%    -2.38%     +3.89%
------------------------------------------------------------------------------------------
LIPPER SMALL-CAP CORE FUNDS INDEX(2)
        Cumulative value of $10,000                  $6,276    $6,310    $8,381    $13,652
------------------------------------------------------------------------------------------
        Average annual total return                 -37.24%   -14.23%    -3.47%     +3.16%
------------------------------------------------------------------------------------------



Results for other share classes can be found on page 4.


--------------------------------------------------------------------------------
12  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE SMALL COMPANY INDEX FUND LINE GRAPH)


                      RIVERSOURCE SMALL
                        COMPANY INDEX
                          FUND CLASS                        LIPPER SMALL-CAP
                         A (INCLUDES       S&P SMALLCAP        CORE FUNDS
                        SALES CHARGE)      600 INDEX(1)         INDEX(2)
                      -----------------    ------------    ------------------
'99                         $ 9,425           $10,000            $10,000
'00                          10,312            11,031             11,876
'01                          12,249            13,272             13,409
'02                          12,492            13,672             13,707
'03                          10,111            11,173             10,876
'04                          14,852            16,520             16,287
'05                          17,142            19,249             18,146
'06                          20,285            22,982             21,632
'07                          21,816            24,914             23,263
'08                          20,149            23,148             21,753
'09                          12,706            14,646             13,652


(1) The Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index), an unmanaged market-weighted index, consists of 600 domestic stocks chosen for market size, liquidity (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  13

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
14  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 AUG. 1, 2008  JAN. 31, 2009  THE PERIOD(A)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  633.60        $3.02           .74%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.30        $3.74           .74%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  631.80        $6.12(c)       1.50%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.50        $7.57(c)       1.50%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  634.90        $2.62(c)        .64%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.80        $3.23(c)        .64%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Jan. 31, 2009: -36.64% for Class A, -36.82% for Class B and -36.51% for Class R4.
(c) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2010, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 1.51% for Class B and 0.59% for Class R4. This change was effective Feb. 1, 2009. Had this change been in effect for the entire six month period ended Jan. 31, 2009, the actual expenses paid would have been $6.16 for Class B and $2.41 for Class R4; the hypothetical expenses paid would have been $7.62 for Class B and $2.98 for Class R4.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS  ------------------------------------------------------

JAN. 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (94.5%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (3.4%)
AAR                                                      43,955(b)           $797,344
AeroVironment                                            18,634(b,d)          690,576
American Science & Engineering                           10,934               852,852
Applied Signal Technology                                14,470               253,804
Axsys Technologies                                       10,405(b,d)          444,294
Ceradyne                                                 29,810(b)            680,264
Cubic                                                    17,590               477,744
Curtiss-Wright                                           48,275(d)          1,559,282
Esterline Technologies                                   33,620(b)          1,213,346
GenCorp                                                  55,543(b,d)          161,075
Moog Cl A                                                46,074(b)          1,380,376
Orbital Sciences                                         66,710(b)          1,118,727
Teledyne Technologies                                    38,688(b)          1,078,235
Triumph Group                                            18,811               851,762
                                                                      ---------------
Total                                                                      11,559,681
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.5%)
Forward Air                                              32,833               665,197
Hub Group Cl A                                           42,710(b)            969,517
                                                                      ---------------
Total                                                                       1,634,714
-------------------------------------------------------------------------------------

AIRLINES (0.3%)
SkyWest                                                  64,698             1,012,524
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
Drew Inds                                                21,945(b,d)          189,166
Spartan Motors                                           37,075               160,906
Standard Motor Products                                  13,575                31,901
Superior Inds Intl                                       26,320               270,306
                                                                      ---------------
Total                                                                         652,279
-------------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
Winnebago Inds                                           32,976               182,357
-------------------------------------------------------------------------------------

BEVERAGES (0.1%)
Boston Beer Cl A                                         11,415(b)            288,115
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (1.2%)
ArQule                                                   32,059(b)            126,633
Cubist Pharmaceuticals                                   64,640(b,d)        1,383,942
Martek Biosciences                                       37,575(d)            993,859
Regeneron Pharmaceuticals                                71,384(b)          1,247,792
Savient Pharmaceuticals                                  53,677(b,d)          297,371
                                                                      ---------------
Total                                                                       4,049,597
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (1.3%)
Apogee Enterprises                                       31,574(d)            323,634
Gibraltar Inds                                           30,615               313,191
Griffon                                                  55,003(b)            547,280
Lennox Intl                                              50,691             1,424,924
NCI Building Systems                                     22,375(b,d)          259,326
Quanex Building Products                                 42,724               362,727
Simpson Mfg                                              42,486               852,694
Universal Forest Products                                19,044               399,924
                                                                      ---------------
Total                                                                       4,483,700
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.6%)
Greenhill & Co                                           19,296(d)          1,254,627
Investment Technology Group                              49,030(b)          1,062,970
LaBranche & Co                                           59,555(b)            408,547
optionsXpress Holdings                                   48,285(d)            525,824
Piper Jaffray Companies                                  17,085(b)            490,510
Stifel Financial                                         29,100(b)          1,019,664
SWS Group                                                31,139               456,186
TradeStation Group                                       36,220(b)            199,572
                                                                      ---------------
Total                                                                       5,417,900
-------------------------------------------------------------------------------------

CHEMICALS (1.6%)
American Vanguard                                        15,200               215,992
Arch Chemicals                                           28,227               632,567
Balchem                                                  20,630               460,668
Calgon Carbon                                            61,325(b)            770,854


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
CHEMICALS (CONT.)
Georgia Gulf                                             34,028(d)            $31,986
HB Fuller                                                54,940(d)            767,512
NewMarket                                                13,955               439,583
OM Group                                                 34,570(b)            669,967
Penford                                                  12,763(d)            110,528
PolyOne                                                 104,962(b)            215,172
Quaker Chemical                                          12,293               140,263
Schulman A                                               29,645               449,122
Stepan                                                    8,190               300,491
Zep                                                      24,576(d)            270,090
                                                                      ---------------
Total                                                                       5,474,795
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (6.3%)
Boston Private Financial Holdings                        72,314               340,599
Cascade Bancorp                                          31,865(d)             74,564
Central Pacific Financial                                32,585               219,297
Columbia Banking System                                  20,590(d)            183,251
Community Bank System                                    37,015(d)            664,419
East West Bancorp                                        72,226               685,425
First BanCorp                                            86,056(c,d)          611,858
First Commonwealth Financial                             83,365               799,470
First Financial Bancorp                                  36,145(d)            293,497
First Financial Bankshares                               23,585(d)          1,046,939
First Midwest Bancorp                                    55,122(d)            551,220
Frontier Financial                                       53,340(d)             94,412
Glacier Bancorp                                          67,905(d)          1,042,343
Hancock Holding                                          27,005(d)            739,127
Hanmi Financial                                          42,180(d)             80,564
Home BancShares                                          15,080               310,497
Independent Bank MA                                      15,408(d)            285,664
Independent Bank MI                                      21,672                34,458
Irwin Financial                                          21,565(b,d)           51,540
Nara Bancorp                                             25,285(d)            149,434
Natl Penn Bancshares                                     90,830               879,234
Old Natl Bancorp                                         75,190               957,169
PrivateBancorp                                           31,240(d)            455,479
Prosperity Bancshares                                    46,520(d)          1,258,367
Provident Bankshares                                     38,097(d)            244,583
S&T Bancorp                                              26,610(d)            676,692
Signature Bank                                           39,910(b,d)        1,025,288
South Financial Group                                    83,839(d)            157,617
Sterling Bancorp                                         20,465(d)            225,524
Sterling Bancshares                                      83,062(d)            461,825
Sterling Financial                                       59,146(d)            109,420
Susquehanna Bancshares                                   91,795(d)          1,009,745
Tompkins Financial                                        7,565(d)            379,385
UCBH Holdings                                           126,028               293,645
UMB Financial                                            33,440             1,295,467
Umpqua Holdings                                          68,210(d)            668,458
United Bankshares                                        42,772(d)            897,784
United Community Banks                                   46,249(d)            238,182
Whitney Holding                                          72,614               943,256
Wilshire Bancorp                                         22,010               150,989
Wintrust Financial                                       26,920               359,920
                                                                      ---------------
Total                                                                      20,946,607
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (2.3%)
ABM Inds                                                 50,134(d)            744,490
ATC Technology                                           23,010(b)            300,281
Bowne & Co                                               30,972                86,722
Consolidated Graphics                                    12,642(b,d)          203,663
G&K Services Cl A                                        21,521(d)            397,062
GEO Group                                                57,965(b)            857,882
Healthcare Services Group                                48,788(d)            747,432
Interface Cl A                                           63,700               259,896
Mobile Mini                                              39,554(b,d)          499,963
Standard Register                                        14,359(d)            104,390
Sykes Enterprises                                        37,910(b)            633,476
Tetra Tech                                               64,170(b)          1,490,668
United Stationers                                        26,706(b)            748,035
Viad                                                     23,225               516,292
                                                                      ---------------
Total                                                                       7,590,252
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.1%)
ARRIS Group                                             139,355(b)            992,208
Bel Fuse Cl B                                            13,110               199,796
Black Box                                                19,893               434,264
Blue Coat Systems                                        44,300(b)            424,837
Comtech Telecommunications                               28,070(b)          1,089,116


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
COMMUNICATIONS EQUIPMENT (CONT.)
Digi Intl                                                28,790(b)           $218,804
EMS Technologies                                         17,220(b)            413,280
Harmonic                                                107,781(b)            555,072
NETGEAR                                                  40,010(b)            444,911
Network Equipment Technologies                           33,297(b)            104,220
PC-Tel                                                   20,685               133,625
Symmetricom                                              50,454(b,d)          187,184
Tekelec                                                  74,985(b)            931,314
Tollgrade Communications                                 15,008(b)             86,446
ViaSat                                                   30,782(b)            682,129
                                                                      ---------------
Total                                                                       6,897,206
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.9%)
Adaptec                                                 138,272(b)            385,779
Avid Technology                                          34,515(b)            345,495
Hutchinson Technology                                    26,027(b,d)           82,506
Intermec                                                 50,203(b,d)          623,521
Intevac                                                  24,720(b)            108,274
Novatel Wireless                                         34,405(b,d)          190,604
Stratasys                                                22,930(b,d)          245,580
Synaptics                                                38,320(b,d)          903,202
                                                                      ---------------
Total                                                                       2,884,961
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.6%)
EMCOR Group                                              70,382(b)          1,449,165
Insituform Technologies Cl A                             31,685(b)            594,411
                                                                      ---------------
Total                                                                       2,043,576
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.5%)
Eagle Materials                                          49,400(d)            893,152
Headwaters                                               47,940(b,d)          217,168
Texas Inds                                               31,237(d)            709,392
                                                                      ---------------
Total                                                                       1,819,712
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.5%)
Cash America Intl                                        32,913(d)            601,650
First Cash Financial Services                            29,195(b,d)          491,060
Rewards Network                                          30,630(b)             80,863
World Acceptance                                         18,375(b,d)          351,881
                                                                      ---------------
Total                                                                       1,525,454
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.5%)
Myers Inds                                               31,977               200,496
Rock-Tenn Cl A                                           43,380             1,352,154
                                                                      ---------------
Total                                                                       1,552,650
-------------------------------------------------------------------------------------

DISTRIBUTORS (--%)
Audiovox Cl A                                            21,007(b)             94,742
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.1%)
Capella Education                                        16,065(b,d)          888,876
Coinstar                                                 32,045(b,d)          736,394
Hillenbrand                                              70,140             1,296,889
Pre-Paid Legal Services                                   8,570(b,d)          288,123
Universal Technical Institute                            24,475(b,d)          429,047
                                                                      ---------------
Total                                                                       3,639,329
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.3%)
Financial Federal                                        29,146(d)            633,051
Portfolio Recovery Associates                            17,330(b,d)          408,815
                                                                      ---------------
Total                                                                       1,041,866
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
FairPoint Communications                                100,950               275,594
General Communication Cl A                               50,162(b,d)          329,564
                                                                      ---------------
Total                                                                         605,158
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.6%)
Allete                                                   30,145               937,510
Central Vermont Public Service                           13,027               294,410
Cleco                                                    64,407             1,471,699
El Paso Electric                                         50,859(b)            841,208
UIL Holdings                                             28,648               757,167
Unisource Energy                                         40,265             1,137,084
                                                                      ---------------
Total                                                                       5,439,078
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.9%)
Acuity Brands                                            43,206             1,160,945
AO Smith                                                 25,629               704,285
Baldor Electric                                          52,464(d)            735,021
Belden                                                   52,733               688,693
Brady Cl A                                               55,649             1,164,177


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
ELECTRICAL EQUIPMENT (CONT.)
C&D Technologies                                         29,778(b)            $88,738
II-VI                                                    27,550(b)            518,767
Magnetek                                                 34,776(b)             69,552
Regal-Beloit                                             36,611             1,243,309
Vicor                                                    22,218               104,869
                                                                      ---------------
Total                                                                       6,478,356
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (3.4%)
Agilysys                                                 25,812(d)             92,149
Anixter Intl                                             34,036(b,d)          918,291
Benchmark Electronics                                    73,863(b)            867,152
Brightpoint                                              58,356(b)            273,106
Checkpoint Systems                                       43,900(b,d)          392,905
Cognex                                                   44,867               585,963
CTS                                                      38,246               196,584
Daktronics                                               38,730               334,240
Electro Scientific Inds                                  30,629(b,d)          193,575
FARO Technologies                                        18,940(b)            284,479
Gerber Scientific                                        27,370(b,d)           85,942
Insight Enterprises                                      51,708(b)            267,847
Itron                                                    37,550(b,d)        2,452,015
Keithley Instruments                                     15,535                53,906
Littelfuse                                               24,635(b)            376,916
LoJack                                                   19,685(b)             74,803
Mercury Computer Systems                                 25,729(b)            153,602
Methode Electronics                                      42,921               198,295
MTS Systems                                              19,205               502,979
Newport                                                  40,845(b)            218,521
Park Electrochemical                                     23,220               407,511
Plexus                                                   44,610(b)            645,061
RadiSys                                                  25,941(b)            122,701
Rogers                                                   20,432(b,d)          500,584
ScanSource                                               29,960(b,d)          560,851
SYNNEX                                                   21,230(b,d)          325,881
Technitrol                                               46,506               102,313
TTM Technologies                                         48,565(b)            292,847
                                                                      ---------------
Total                                                                      11,481,019
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.7%)
Atwood Oceanics                                          63,198(b)          1,052,246
BASiC Energy Services                                    26,360(b)            253,056
Bristow Group                                            33,009(b,d)          798,488
CARBO Ceramics                                           23,023(d)            827,677
Dril-Quip                                                34,084(b,d)          835,058
Gulf Island Fabrication                                  16,195               203,895
Hornbeck Offshore Services                               26,120(b,d)          463,369
ION Geophysical                                         101,516(b,d)          152,274
Lufkin Inds                                              16,850               588,908
Matrix Service                                           29,590(b)            156,531
NATCO Group Cl A                                         22,960(b,d)          393,305
Oil States Intl                                          56,485(b)          1,034,240
Pioneer Drilling                                         56,705(b)            281,824
SEACOR Holdings                                          21,359(b,d)        1,389,188
Superior Well Services                                   18,735(b,d)          172,175
TETRA Technologies                                       85,104(b)            441,690
                                                                      ---------------
Total                                                                       9,043,924
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.1%)
Andersons                                                20,650               338,454
Casey's General Stores                                   57,653             1,225,125
Great Atlantic & Pacific Tea                             34,273(b,d)          244,024
Nash Finch                                               14,520               624,796
Spartan Stores                                           25,055               465,522
United Natural Foods                                     48,662(b)            756,207
                                                                      ---------------
Total                                                                       3,654,128
-------------------------------------------------------------------------------------

FOOD PRODUCTS (1.7%)
Cal-Maine Foods                                          14,305(d)            387,379
Darling Intl                                             92,865(b)            426,250
Diamond Foods                                            18,565(d)            476,749
Green Mountain Coffee Roasters                           19,785(b,d)          756,975
Hain Celestial Group                                     45,882(b)            698,324
J&J Snack Foods                                          15,812               551,997
Lance                                                    35,753               673,229
Sanderson Farms                                          19,790               716,002
TreeHouse Foods                                          35,770(b,d)          943,971
                                                                      ---------------
Total                                                                       5,630,876
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

GAS UTILITIES (3.4%)
Atmos Energy                                             99,660            $2,446,653
Laclede Group                                            25,090             1,138,835
New Jersey Resources                                     45,487(d)          1,823,574
Northwest Natural Gas                                    30,029             1,289,445
Piedmont Natural Gas                                     80,251             2,079,303
South Jersey Inds                                        33,720             1,257,756
Southwest Gas                                            49,818             1,283,312
                                                                      ---------------
Total                                                                      11,318,878
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (3.7%)
Abaxis                                                   24,825(b,d)          392,732
American Medical Systems Holdings                        83,140(b)            889,598
Analogic                                                 15,019               375,475
BIOLASE Technology                                       25,260(b)             18,187
Conmed                                                   32,926(b)            515,292
Cooper Companies                                         51,055               968,513
CryoLife                                                 31,921(b)            263,029
Cyberonics                                               26,320(b)            405,065
Greatbatch                                               25,990(b)            605,567
Haemonetics                                              27,085(b,d)        1,602,078
ICU Medical                                              14,345(b)            437,666
Integra LifeSciences Holdings                            22,270(b,d)          617,770
Invacare                                                 36,470               695,118
Kensey Nash                                              13,180(b)            272,431
Meridian Bioscience                                      45,732               972,262
Merit Medical Systems                                    31,830(b)            489,864
Natus Medical                                            31,735(b)            245,629
Osteotech                                                20,330(b)             61,803
Palomar Medical Technologies                             20,585(b,d)          182,177
SurModics                                                17,221(b,d)          341,492
Symmetry Medical                                         40,650(b,d)          278,453
Theragenics                                              37,712(b)             48,648
West Pharmaceutical Services                             37,110(d)          1,232,794
ZOLL Medical                                             23,890(b,d)          382,479
                                                                      ---------------
Total                                                                      12,294,122
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (6.2%)
Air Methods                                              12,120(b,d)          236,340
Amedisys                                                 30,624(b,d)        1,262,628
AMERIGROUP                                               60,080(b)          1,680,438
AMN Healthcare Services                                  36,950(b)            251,260
AmSurg                                                   35,680(b)            698,971
Bio-Reference Laboratories                                9,574(b,d)          233,606
Catalyst Health Solutions                                43,455(b,d)          956,879
Centene                                                  48,670(b)            862,919
Chemed                                                   25,380             1,018,499
CorVel                                                    8,980(b,d)          158,407
Cross Country Healthcare                                 34,915(b,d)          261,513
Gentiva Health Services                                  32,705(b)            826,782
HealthSpring                                             56,435(b)            983,098
Healthways                                               38,130(b,d)          526,957
HMS Holdings                                             28,535(b)            883,158
inVentiv Health                                          37,730(b)            359,944
Landauer                                                 10,555               723,862
LCA-Vision                                               21,037                53,013
LHC Group                                                16,730(b)            445,185
Magellan Health Services                                 45,890(b)          1,662,136
MedCath                                                  22,230(b)            139,827
MEDNAX                                                   48,776(b,d)        1,637,410
Molina Healthcare                                        15,880(b)            278,535
MWI Veterinary Supply                                    13,740(b)            287,578
Odyssey HealthCare                                       37,197(b)            368,994
Owens & Minor                                            44,458             1,768,096
PharMerica                                               34,555(b,d)          568,084
PSS World Medical                                        68,645(b,d)        1,090,083
RehabCare Group                                          20,501(b)            285,989
ResCare                                                  29,055(b)            393,695
                                                                      ---------------
Total                                                                      20,903,886
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.4%)
Eclipsys                                                 62,005(b)            543,164
Omnicell                                                 35,520(b)            277,411
Phase Forward                                            48,650(b,d)          656,775
                                                                      ---------------
Total                                                                       1,477,350
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.2%)
Buffalo Wild Wings                                       20,220(b)            454,141
California Pizza Kitchen                                 27,345(b,d)          283,294
CEC Entertainment                                        25,744(b)            600,865


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HOTELS, RESTAURANTS & LEISURE (CONT.)
CKE Restaurants                                          61,985              $514,476
Cracker Barrel Old Country Store                         25,400               446,278
DineEquity                                               17,445(d)            154,214
Interval Leisure Group                                   44,630(b,d)          223,596
Jack in the Box                                          60,372(b,d)        1,363,802
Landry's Restaurants                                     14,099(d)             91,080
Marcus                                                   23,937               247,269
Monarch Casino & Resort                                  12,990(b,d)          133,018
Multimedia Games                                         26,240(b)             44,870
O'Charley's                                              24,175                60,438
Panera Bread Cl A                                        33,109(b,d)        1,555,460
Papa John's Intl                                         24,390(b)            463,654
Peet's Coffee & Tea                                      13,530(b)            274,930
PF Chang's China Bistro                                  26,990(b,d)          478,533
Pinnacle Entertainment                                   68,043(b)            461,332
Red Robin Gourmet Burgers                                17,545(b,d)          213,698
Ruby Tuesday                                             59,860(b,d)           74,226
Shuffle Master                                           63,003(b)            213,580
SONIC                                                    68,573(b,d)          667,901
Steak n Shake                                            32,518(b,d)          186,003
Texas Roadhouse Cl A                                     58,050(b,d)          442,922
WMS Inds                                                 53,358(b,d)        1,185,615
                                                                      ---------------
Total                                                                      10,835,195
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.6%)
Bassett Furniture Inds                                   13,069                42,997
Ethan Allen Interiors                                    32,567               370,939
La-Z-Boy                                                 58,385(d)             56,633
M/I Homes                                                15,910(d)            140,644
Meritage Homes                                           34,820(b)            383,717
Natl Presto Inds                                          5,439               365,174
Russ Berrie & Co                                         19,086(b)             32,637
Skyline                                                   7,708(d)            154,777
Standard Pacific                                        104,734(b)            147,675
Universal Electronics                                    15,865(b,d)          178,957
                                                                      ---------------
Total                                                                       1,874,150
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.3%)
Central Garden & Pet Cl A                                80,760(b)            484,560
WD-40                                                    18,713               469,135
                                                                      ---------------
Total                                                                         953,695
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.2%)
Standex Intl                                             14,195(d)            217,893
Tredegar                                                 21,924               361,746
                                                                      ---------------
Total                                                                         579,639
-------------------------------------------------------------------------------------

INSURANCE (3.1%)
American Physicians Capital                              10,438               443,824
Amerisafe                                                25,433(b)            476,360
Delphi Financial Group Cl A                              46,814(d)            710,168
Infinity Property & Casualty                             16,245               623,808
Natl Financial Partners                                  45,015(d)            115,689
Navigators Group                                         15,040(b)            772,154
Presidential Life                                        24,487(d)            236,789
ProAssurance                                             36,252(b)          1,713,269
RLI                                                      20,167             1,139,234
Safety Insurance Group                                   18,505               648,045
Selective Insurance Group                                59,864               918,912
Stewart Information Services                             20,592               305,585
Tower Group                                              23,000(d)            576,610
United Fire & Casualty                                   25,495(d)            511,175
Zenith Natl Insurance                                    42,263             1,185,055
                                                                      ---------------
Total                                                                      10,376,677
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.5%)
Blue Nile                                                16,440(b,d)          332,417
HSN                                                      44,640(b)            212,040
NutriSystem                                              33,570(d)            432,716
PetMed Express                                           26,690(b,d)          385,404
Stamps.com                                               16,125(b,d)          131,903
Ticketmaster Entertainment                               45,430(b)            270,309
                                                                      ---------------
Total                                                                       1,764,789
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.4%)
Bankrate                                                 15,770(b,d)          526,087


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
INTERNET SOFTWARE & SERVICES (CONT.)
DealerTrack Holdings                                     45,180(b)           $514,600
InfoSpace                                                39,220(b)            314,152
Interwoven                                               52,290(b)            824,614
j2 Global Communications                                 49,780(b)            974,693
Knot                                                     32,615(b,d)          224,391
Perficient                                               36,770(b)            143,771
United Online                                            92,995               569,129
Websense                                                 51,050(b,d)          571,760
                                                                      ---------------
Total                                                                       4,663,197
-------------------------------------------------------------------------------------

IT SERVICES (1.6%)
CACI Intl Cl A                                           31,692(b)          1,430,894
Ciber                                                    60,669(b)            264,517
CSG Systems Intl                                         39,690(b)            575,505
CyberSource                                              78,876(b,d)          940,991
Forrester Research                                       17,340(b,d)          362,059
Gevity HR                                                28,010                56,300
Heartland Payment Systems                                27,755               251,738
Integral Systems                                         19,415(b)            212,206
MAXIMUS                                                  20,762               771,516
StarTek                                                  13,088(b)             60,728
Wright Express                                           43,965(b,d)          512,632
                                                                      ---------------
Total                                                                       5,439,086
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.8%)
Arctic Cat                                               13,549                58,125
Brunswick                                                99,470(d)            276,527
JAKKS Pacific                                            31,216(b)            572,501
Nautilus                                                 25,355(b)             35,243
Polaris Inds                                             36,746(d)            781,587
Pool                                                     54,377(d)            861,876
RC2                                                      19,560(b)            113,644
Sturm, Ruger & Co                                        22,074(b)            145,909
                                                                      ---------------
Total                                                                       2,845,412
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.7%)
Cambrex                                                  33,095(b)            108,221
Dionex                                                   20,380(b,d)        1,032,043
Enzo Biochem                                             36,894(b)            180,412
Kendle Intl                                              15,150(b)            289,365
PAREXEL Intl                                             62,714(b)            620,241
                                                                      ---------------
Total                                                                       2,230,282
-------------------------------------------------------------------------------------

MACHINERY (3.9%)
Actuant Cl A                                             59,070(d)            973,474
Albany Intl Cl A                                         30,170               302,002
Astec Inds                                               22,363(b,d)          549,459
Barnes Group                                             48,724(d)            550,581
Briggs & Stratton                                        56,508(d)            835,753
Cascade                                                   9,605(d)            219,858
CIRCOR Intl                                              16,558               368,416
Clarcor                                                  54,754(d)          1,661,235
EnPro Inds                                               23,000(b)            420,900
Gardner Denver                                           58,690(b)          1,277,681
John Bean Technologies                                   31,245(d)            303,077
Kaydon                                                   38,855             1,056,856
Lindsay                                                  13,901(d)            361,426
Lydall                                                   18,891(b)             69,708
Mueller Inds                                             42,132               847,696
Robbins & Myers                                          31,783               549,528
Toro                                                     40,288(d)          1,192,928
Valmont Inds                                             19,881(d)            806,771
Wabash Natl                                              34,823                98,201
Watts Water Technologies Cl A                            33,168               738,983
                                                                      ---------------
Total                                                                      13,184,533
-------------------------------------------------------------------------------------

MARINE (0.4%)
Kirby                                                    57,462(b,d)        1,377,939
-------------------------------------------------------------------------------------

MEDIA (0.3%)
AH Belo Cl A                                             19,980                39,960
Arbitron                                                 29,931(d)            449,564
EW Scripps Cl A                                          32,965(d)             53,074
Live Nation                                              88,705(b)            463,926
                                                                      ---------------
Total                                                                       1,006,524
-------------------------------------------------------------------------------------

METALS & MINING (0.4%)
AM Castle & Co                                           18,753               158,650
AMCOL Intl                                               25,530(d)            369,930
Brush Engineered Materials                               23,015(b,d)          289,068
Century Aluminum                                         41,734(b,d)          148,156
Olympic Steel                                            10,225               162,271
RTI Intl Metals                                          26,093(b)            347,298
                                                                      ---------------
Total                                                                       1,475,373
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
22  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

MULTILINE RETAIL (0.2%)
Fred's Cl A                                              45,335              $465,137
Tuesday Morning                                          34,775(b,d)           41,035
                                                                      ---------------
Total                                                                         506,172
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.6%)
Avista                                                   61,748             1,175,682
CH Energy Group                                          17,900               905,382
                                                                      ---------------
Total                                                                       2,081,064
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.8%)
Holly                                                    46,215(d)          1,080,045
Penn Virginia                                            47,460(d)            977,676
Petroleum Development                                    16,860(b)            290,835
PetroQuest Energy                                        49,195(b,d)          311,404
St. Mary Land & Exploration                              66,446             1,285,729
Stone Energy                                             39,358(b)            337,692
Swift Energy                                             35,005(b)            536,277
World Fuel Services                                      33,195             1,120,995
                                                                      ---------------
Total                                                                       5,940,653
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.5%)
Buckeye Technologies                                     43,834(b)            127,995
Clearwater Paper                                         12,800(b,d)          144,768
Deltic Timber                                            11,981(d)            474,088
Neenah Paper                                             16,550               111,382
Schweitzer-Mauduit Intl                                  17,476(d)            373,986
Wausau Paper                                             55,360               526,474
                                                                      ---------------
Total                                                                       1,758,693
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.4%)
Chattem                                                  20,163(b)          1,363,019
Mannatech                                                17,715(d)             47,653
                                                                      ---------------
Total                                                                       1,410,672
-------------------------------------------------------------------------------------

PHARMACEUTICALS (0.7%)
Noven Pharmaceuticals                                    28,246(b,d)          280,483
Par Pharmaceutical Companies                             39,135(b)            481,752
Salix Pharmaceuticals                                    54,520(b)            436,160
ViroPharma                                               89,270(b)          1,071,240
                                                                      ---------------
Total                                                                       2,269,635
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (1.2%)
Administaff                                              25,010               527,461
CDI                                                      14,582               156,319
Heidrick & Struggles Intl                                18,551               281,975
On Assignment                                            40,496(b,d)          187,496
School Specialty                                         18,114(b,d)          298,881
Spherion                                                 58,401(b,d)           83,513
TrueBlue                                                 49,205(b)            418,243
Volt Information Sciences                                14,476(b,d)           77,157
Watson Wyatt Worldwide Cl A                              46,347             2,155,136
                                                                      ---------------
Total                                                                       4,186,181
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (5.5%)
Acadia Realty Trust                                      36,700               428,289
BioMed Realty Trust                                      91,145(d)          1,006,241
Cedar Shopping Centers                                   50,470(d)            309,381
Colonial Properties Trust                                54,445(d)            400,171
DiamondRock Hospitality                                 102,155               418,836
EastGroup Properties                                     28,440(d)            864,007
Entertainment Properties Trust                           37,290(d)            844,619
Extra Space Storage                                      96,990               786,589
Franklin Street Properties                               61,152(d)            698,356
Home Properties                                          34,307(d)          1,231,278
Inland Real Estate                                       65,470(d)            646,189
Kilroy Realty                                            37,537(d)            858,096
Kite Realty Group Trust                                  38,590(d)            178,672
LaSalle Hotel Properties                                 46,550(d)            387,762
Lexington Realty Trust                                   83,110               368,177
LTC Properties                                           26,245               543,009
Medical Properties Trust                                 75,255               342,410
Mid-America Apartment Communities                        31,980(d)            944,689
Natl Retail Properties                                   83,412(d)          1,203,635
Parkway Properties                                       17,345               258,787


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Pennsylvania Real Estate Investment Trust                44,710              $198,065
Post Properties                                          50,125(d)            656,136
PS Business Parks                                        16,940(d)            726,726
Senior Housing Properties Trust                         123,965             2,005,754
Sovran Self Storage                                      24,940(d)            648,440
Tanger Factory Outlet Centers                            35,920(d)          1,088,376
Urstadt Biddle Properties Cl A                           24,170(d)            357,474
                                                                      ---------------
Total                                                                      18,400,164
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
Forestar Group                                           40,495(b,d)          451,519
-------------------------------------------------------------------------------------

ROAD & RAIL (0.9%)
Arkansas Best                                            28,680               670,825
Heartland Express                                        63,263               851,520
Knight Transportation                                    64,835(d)            864,899
Old Dominion Freight Line                                31,300(b)            785,004
                                                                      ---------------
Total                                                                       3,172,248
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.6%)
Actel                                                    29,227(b)            263,628
Advanced Energy Inds                                     37,008(b)            332,332
ATMI                                                     36,457(b)            492,534
Axcelis Technologies                                    116,898(b)             33,316
Brooks Automation                                        72,115(b)            329,566
Cabot Microelectronics                                   26,340(b)            599,498
Cohu                                                     26,381               263,282
Cymer                                                    33,588(b,d)          685,195
Cypress Semiconductor                                   164,285(b)            740,925
Diodes                                                   36,787(b,d)          238,380
DSP Group                                                30,465(b)            198,327
Exar                                                     48,667(b)            329,476
FEI                                                      42,130(b,d)          766,766
Hittite Microwave                                        21,760(b)            557,491
Kopin                                                    76,910(b,d)          121,518
Kulicke & Soffa Inds                                     60,829(b)             93,068
Micrel                                                   54,545(d)            414,542
Microsemi                                                91,958(b)            772,447
MKS Instruments                                          55,740(b)            783,147
Pericom Semiconductor                                    28,999(b,d)          178,924
Rudolph Technologies                                     34,778(b,d)           97,726
Skyworks Solutions                                      188,048(b)            812,367
Standard Microsystems                                    25,247(b,d)          349,671
Supertex                                                 14,575(b)            330,707
TriQuint Semiconductor                                  165,405(b)            334,118
Ultratech                                                26,638(b)            298,346
Varian Semiconductor Equipment Associates                77,462(b)          1,474,877
Veeco Instruments                                        36,516(b)            176,372
                                                                      ---------------
Total                                                                      12,068,546
-------------------------------------------------------------------------------------

SOFTWARE (3.0%)
Blackbaud                                                49,095               546,427
Catapult Communications                                   9,065(b)             62,549
Concur Technologies                                      45,442(b,d)        1,121,963
Epicor Software                                          67,960(b)            240,578
EPIQ Systems                                             40,322(b,d)          714,506
Informatica                                              99,465(b)          1,269,172
JDA Software Group                                       31,020(b)            347,424
Manhattan Associates                                     27,262(b)            418,199
MICROS Systems                                           85,702(b)          1,234,109
Phoenix Technologies                                     32,705(b)             84,379
Progress Software                                        45,170(b)            770,600
Quality Systems                                          20,550(d)            766,104
Radiant Systems                                          31,275(b)            108,212
Smith Micro Software                                     31,595(b,d)          167,454
Sonic Solutions                                          30,130(b)             39,470
SPSS                                                     20,588(b,d)          528,700
Take-Two Interactive Software                            88,033               617,992
Taleo Cl A                                               34,720(b)            292,690
THQ                                                      76,073(b,d)          300,488
Tyler Technologies                                       33,380(b,d)          420,254
                                                                      ---------------
Total                                                                      10,051,270
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (3.3%)
Aaron Rents                                              57,352(d)          1,253,715
Big 5 Sporting Goods                                     24,410               128,397
Brown Shoe                                               48,014               225,186
Buckle                                                   26,662               563,901
Cabela's                                                 44,630(b,d)          250,374
Cato Cl A                                                33,339               441,075


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
24  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SPECIALTY RETAIL (CONT.)
Charlotte Russe Holding                                  23,796(b)           $122,549
Children's Place Retail Stores                           27,330(b)            514,077
Christopher & Banks                                      40,273(d)            156,259
Dress Barn                                               51,046(b)            440,017
Finish Line Cl A                                         62,261               295,740
Genesco                                                  21,833(b)            336,228
Group 1 Automotive                                       26,444(d)            263,647
Gymboree                                                 32,933(b,d)          806,859
Haverty Furniture Companies                              21,040(d)            168,741
Hibbett Sports                                           32,362(b,d)          440,447
Hot Topic                                                49,701(b)            424,447
Jo-Ann Stores                                            28,800(b,d)          367,776
Jos A Bank Clothiers                                     20,701(b,d)          568,449
Lithia Motors Cl A                                       18,840(d)             57,650
MarineMax                                                20,900(b)             36,784
Men's Wearhouse                                          58,616               682,876
Midas                                                    15,891(b,d)          139,046
OfficeMax                                                86,170               474,797
Pep Boys -- Manny, Moe & Jack                            50,533(d)            146,040
Sonic Automotive Cl A                                    31,830(d)             64,615
Stage Stores                                             43,105               308,201
Stein Mart                                               28,830(b,d)           33,731
Tractor Supply                                           36,180(b,d)        1,219,628
Tween Brands                                             28,099(b)             75,586
Zale                                                     36,168(b,d)           44,848
Zumiez                                                   22,815(b)            163,127
                                                                      ---------------
Total                                                                      11,214,813
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.0%)
Carter's                                                 63,885(b)          1,085,405
Crocs                                                    94,150(b)            112,980
Deckers Outdoor                                          14,830(b)            774,719
Fossil                                                   50,630(b)            584,270
Iconix Brand Group                                       66,125(b)            546,854
K-Swiss Cl A                                             30,444(d)            326,360
Liz Claiborne                                           107,440               236,368
Maidenform Brands                                        21,270(b)            190,367
Movado Group                                             20,485               157,325
Oxford Inds                                              15,458(d)            102,950
Perry Ellis Intl                                         13,350(b)             51,264
Quiksilver                                              144,058(b,d)          302,522
Skechers USA Cl A                                        37,670(b)            375,193
True Religion Apparel                                    20,815(b,d)          237,499
UniFirst                                                 16,220               425,613
Volcom                                                   17,975(b,d)          149,013
Wolverine World Wide                                     55,515             1,007,042
                                                                      ---------------
Total                                                                       6,665,744
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.7%)
Bank Mutual                                              54,805(d)            483,928
Brookline Bancorp                                        66,215               640,299
Corus Bankshares                                         35,340(d)             39,227
Dime Community Bancshares                                29,852(d)            300,013
Guaranty Financial Group                                123,555(b,d)          192,746
Trustco Bank NY                                          86,062               576,615
                                                                      ---------------
Total                                                                       2,232,828
-------------------------------------------------------------------------------------

TOBACCO (0.1%)
Alliance One Intl                                       100,925(b,d)          242,220
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.7%)
Applied Industrial Technologies                          41,296               652,064
Kaman                                                    28,884               551,396
Lawson Products                                           4,741                90,648
Watsco                                                   32,124             1,061,698
                                                                      ---------------
Total                                                                       2,355,806
-------------------------------------------------------------------------------------

WATER UTILITIES (0.2%)
American States Water                                    19,610               677,918
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $487,763,991)                                                     $317,411,429
-------------------------------------------------------------------------------------



MONEY MARKET FUND (3.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.47%              13,245,373(e)        $13,245,373
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $13,245,373)                                                       $13,245,373
-------------------------------------------------------------------------------------





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


INVESTMENTS OF CASH COLLATERAL
RECEIVED FOR SECURITIES ON LOAN
(23.1%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     77,390,376           $77,390,376
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $77,390,376)                                                       $77,390,376
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $578,399,740)(f)                                                  $408,047,178
=====================================================================================



INVESTMENTS IN DERIVATIVES


At Jan. 31, 2009, $1,655,500 was held in a margin deposit account as collateral to cover initial margin deposits on open stock index futures contracts.

FUTURES CONTRACTS OUTSTANDING AT JAN. 31, 2009



                            NUMBER OF                                  UNREALIZED
                            CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION      LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
-----------------------------------------------------------------------------------
Russell 2000 Mini Index        289        $12,791,140   March 2009      $(695,997)



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2009, the value of foreign securities represented 0.2% of net assets.

(d) At Jan. 31, 2009, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at Jan. 31, 2009.

(f) At Jan. 31, 2009, the cost of securities for federal income tax purposes was $593,621,995 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                        $  26,518,753
     Unrealized depreciation                         (212,093,570)
     ------------------------------------------------------------
     Net unrealized depreciation                    $(185,574,817)
     ------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
26  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                         FAIR VALUE AT JAN. 31, 2009
                          ---------------------------------------------------------
                               LEVEL 1        LEVEL 2
                            QUOTED PRICES      OTHER        LEVEL 3
                              IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                             MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION               IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
-----------------------------------------------------------------------------------
Investments in
  securities                $408,047,178        $--           $--      $408,047,178
Other financial
  instruments*                  (695,997)        --            --          (695,997)
-----------------------------------------------------------------------------------
Total                       $407,351,181        $--           $--      $407,351,181
-----------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.



--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  27

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
28  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JAN. 31, 2009


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $487,763,991)             $ 317,411,429
  Affiliated money market fund (identified cost $13,245,373)          13,245,373
  Investments of cash collateral received for securities on loan
    (identified cost $77,390,376)                                     77,390,376
--------------------------------------------------------------------------------
Total investments in securities (identified cost $578,399,740)       408,047,178
Cash                                                                   1,778,129
Capital shares receivable                                                182,554
Dividends and accrued interest receivable                                345,416
Receivable for investment securities sold                              1,992,429
Margin deposits on futures contracts                                   1,655,500
--------------------------------------------------------------------------------
Total assets                                                         414,001,206
--------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                   321,431
Payable upon return of securities loaned                              77,390,376
Variation margin payable on futures contracts                            356,559
Accrued investment management services fees                                3,360
Accrued distribution fees                                                  3,390
Accrued transfer agency fees                                               3,670
Accrued administrative services fees                                         752
Accrued plan administration services fees                                     31
Other accrued expenses                                                   110,971
--------------------------------------------------------------------------------
Total liabilities                                                     78,190,540
--------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 335,810,666
--------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $   1,232,959
Additional paid-in capital                                           541,721,970
Undistributed net investment income                                    1,016,415
Accumulated net realized gain (loss)                                 (37,112,119)
Unrealized appreciation (depreciation) on investments               (171,048,559)
--------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 335,810,666
--------------------------------------------------------------------------------
*Including securities on loan, at value                            $  73,042,846
--------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $280,601,738           99,425,503                       $2.82(1)
Class B                     $ 50,844,680           22,379,419                       $2.27
Class R4                    $  4,364,248            1,490,973                       $2.93
-----------------------------------------------------------------------------------------


(1) The maximum offering price per share for Class A is $2.99. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  29

STATEMENT OF OPERATIONS --------------------------------------------------------
YEAR ENDED JAN. 31, 2009


INVESTMENT INCOME
Income:
Dividends                                                          $   6,722,920
Interest                                                                  10,323
Income distributions from affiliated money market fund                   215,631
Fee income from securities lending                                       598,432
  Less foreign taxes withheld                                             (2,731)
--------------------------------------------------------------------------------
Total income                                                           7,544,575
--------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    1,990,095
Distribution fees
  Class A                                                              1,166,038
  Class B                                                                914,171
Transfer agency fees
  Class A                                                              1,231,656
  Class B                                                                254,232
  Class R4                                                                 3,269
Administrative services fees                                             446,427
Plan administration services fees -- Class R4                             16,345
Compensation of board members                                             13,656
Custodian fees                                                           223,452
Printing and postage                                                     154,105
Registration fees                                                         59,750
Licensing fees                                                            30,200
Professional fees                                                         35,663
Other                                                                     35,513
--------------------------------------------------------------------------------
Total expenses                                                         6,574,572
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                        (1,711,917)
  Earnings and bank fee credits on cash balances                         (12,049)
--------------------------------------------------------------------------------
Total net expenses                                                     4,850,606
--------------------------------------------------------------------------------
Investment income (loss) -- net                                        2,693,969
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                               51,161,863
  Futures contracts                                                   (2,494,819)
--------------------------------------------------------------------------------
Net realized gain (loss) on investments                               48,667,044
Net change in unrealized appreciation (depreciation) on
  investments                                                       (269,515,767)
--------------------------------------------------------------------------------
Net gain (loss) on investments                                      (220,848,723)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(218,154,754)
--------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


YEAR ENDED JAN. 31,                                                         2009            2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $   2,693,969  $    3,066,721
Net realized gain (loss) on investments                               48,667,044     160,646,848
Net change in unrealized appreciation (depreciation) on
  investments                                                       (269,515,767)   (224,079,311)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     (218,154,754)    (60,365,742)
------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                           (3,923,771)       (442,552)
    Class B                                                             (103,385)             --
    Class R4                                                             (66,891)         (9,350)
  Net realized gain
    Class A                                                          (84,154,789)   (131,006,363)
    Class B                                                          (18,006,385)    (31,935,884)
    Class R4                                                          (1,227,356)     (1,676,045)
------------------------------------------------------------------------------------------------
Total distributions                                                 (107,482,577)   (165,070,194)
------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                      57,137,941      70,930,517
  Class B shares                                                       6,419,826       8,365,853
  Class R4 shares                                                      2,010,925       3,033,589
Reinvestment of distributions at net asset value
  Class A shares                                                      86,466,091     128,957,941
  Class B shares                                                      17,794,670      31,459,699
  Class R4 shares                                                      1,294,246       1,685,394
Payments for redemptions
  Class A shares                                                    (179,639,432)   (265,313,025)
  Class B shares                                                     (48,833,943)   (102,397,654)
  Class R4 shares                                                     (2,840,434)     (4,901,168)
------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions    (60,190,110)   (128,178,854)
------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                             (385,827,441)   (353,614,790)
Net assets at beginning of year                                      721,638,107   1,075,252,897
------------------------------------------------------------------------------------------------
Net assets at end of year                                          $ 335,810,666  $  721,638,107
------------------------------------------------------------------------------------------------
Undistributed net investment income                                $   1,016,415  $    2,579,737
------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  31

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                          2009         2008         2007         2006         2005
Net asset value, beginning of period                 $6.19        $8.40        $8.97        $8.21        $7.55
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .03(b)       .04(b)       .01          .01           --
Net gains (losses) (both realized and
 unrealized)                                         (2.20)        (.62)         .64         1.44         1.17
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.17)        (.58)         .65         1.45         1.17
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.05)        (.01)          --           --           --
Distributions from realized gains                    (1.15)       (1.62)       (1.22)        (.69)        (.51)
--------------------------------------------------------------------------------------------------------------
Total distributions                                  (1.20)       (1.63)       (1.22)        (.69)        (.51)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.82        $6.19        $8.40        $8.97        $8.21
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $281         $587         $835         $884         $844
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.04%         .93%         .92%         .93%         .91%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                      .74%         .77%         .81%         .92%         .91%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .60%         .46%         .29%         .20%         .24%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                23%          14%          11%          14%          12%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                    (36.94%)      (7.64%)       7.55%       18.33%       15.42%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Jan. 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.76% for the year ended Jan. 31, 2008.
(g) Total return does not reflect payment of a sales charge.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                          2009         2008         2007         2006         2005
Net asset value, beginning of period                 $5.29        $7.48        $8.17        $7.59        $7.07
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.01)(b)     (.02)(b)       --         (.02)        (.01)
Net gains (losses) (both realized and
 unrealized)                                         (1.85)        (.55)         .53         1.29         1.04
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.86)        (.57)         .53         1.27         1.03
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.01)          --           --           --           --
Distributions from realized gains                    (1.15)       (1.62)       (1.22)        (.69)        (.51)
--------------------------------------------------------------------------------------------------------------
Total distributions                                  (1.16)       (1.62)       (1.22)        (.69)        (.51)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.27        $5.29        $7.48        $8.17        $7.59
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $51         $127         $230         $353         $434
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.80%        1.69%        1.68%        1.70%        1.67%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                     1.50%        1.53%        1.58%        1.68%        1.67%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.17%)       (.27%)       (.47%)       (.57%)       (.53%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                23%          14%          11%          14%          12%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                    (37.42%)      (8.40%)       6.81%       17.45%       14.48%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Jan. 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 1.52% for the year ended Jan. 31, 2008.
(g) Total return does not reflect payment of a sales charge.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  33

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                          2009         2008         2007         2006         2005
Net asset value, beginning of period                 $6.36        $8.59        $9.12        $8.32        $7.63
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .04(b)       .05(b)       .02          .01           --
Net gains (losses) (both realized and
 unrealized)                                         (2.26)        (.65)         .67         1.48         1.20
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.22)        (.60)         .69         1.49         1.20
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.06)        (.01)          --           --           --
Distributions from realized gains                    (1.15)       (1.62)       (1.22)        (.69)        (.51)
--------------------------------------------------------------------------------------------------------------
Total distributions                                  (1.21)       (1.63)       (1.22)        (.69)        (.51)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.93        $6.36        $8.59        $9.12        $8.32
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $4           $8          $10          $11          $20
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .83%         .78%         .75%         .76%         .74%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                      .62%         .67%         .64%         .75%         .74%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .73%         .56%         .46%         .36%         .42%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                23%          14%          11%          14%          12%
--------------------------------------------------------------------------------------------------------------
Total return                                       (36.71%)      (7.68%)       7.87%       18.57%       15.65%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Jan. 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.66% for the year ended Jan. 31, 2008.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
34  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Small Company Index Fund (the Fund) is a series of RiverSource Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in common stocks of small-capitalization companies that are expected to provide investment results that correspond to the performance of the S&P SmallCap 600 Index.

The Fund offers Class A, Class B and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

- Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective Feb. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (RiverSource Investments or the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any

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36  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At Jan. 31, 2009, and for the year then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, re-characterization of REIT distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $163,244 and accumulated net realized loss has been increased by $5,836,756, resulting in a net reclassification adjustment to increase paid-in capital by $6,000,000.


--------------------------------------------------------------------------------
38  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


The tax character of distributions paid for the years indicated is as follows:

                                        YEAR ENDED JAN. 31,
                                  2009                      2008
                        ------------------------  ------------------------
                         ORDINARY     LONG-TERM    ORDINARY     LONG-TERM
                          INCOME    CAPITAL GAIN    INCOME    CAPITAL GAIN
--------------------------------------------------------------------------
Class A...............  $6,035,341   $82,043,219  $3,387,798  $128,061,117
Class B...............     555,024    17,554,746     716,744    31,219,140
Class R4..............      97,676     1,196,571      47,027     1,638,368


At Jan. 31, 2009, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income.................  $   1,022,836
Undistributed accumulated long-term gain
  (loss)......................................  $       1,436
Accumulated realized loss.....................  $ (22,588,242)
Unrealized appreciation (depreciation)........  $(185,580,293)


RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45". The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At Jan. 31, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of Jan. 31, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.36% to 0.24% annually as the Fund's assets increase. The management fee for the year ended Jan. 31, 2009 was 0.35% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the year ended Jan. 31, 2009 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended Jan. 31, 2009, other expenses paid to this company were $3,327.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.


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40  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A and $20.50 for Class B for this service, and an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

PLAN ADMINISTRATIVE SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B shares. For Class B shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $1,820,000 for Class B shares. This amount is based on the most recent information available as of Jan. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $310,910 for Class A and $54,184 for Class B for the year ended Jan. 31, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended Jan. 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), were as follows:

Class A.............................................  0.74%
Class B.............................................  1.50
Class R4............................................  0.62




--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A..........................................  $532,305
Class B..........................................   108,108
Class R4.........................................         3


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R4..........................................  $1,221


The management fees waived/reimbursed at the Fund level were $1,070,280.

Under an agreement which was effective until Jan. 31, 2009, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), would not exceed the following percentage of the Fund's average daily net assets:

Class A.............................................  0.74%
Class B.............................................  1.50
Class R4............................................  0.64


Effective Feb. 1, 2009, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Jan. 31, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the Fund's average daily net assets:

Class A.............................................  0.74%
Class B.............................................  1.51
Class R4............................................  0.59


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the year ended Jan. 31, 2009, the Fund's custodian and transfer agency fees were reduced by $12,049 as a result of earnings and bank fee credits from overnight cash balances. Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. Prior to Dec. 15, 2008, the Fund paid custodian fees amounting to $250,134 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.


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42  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $127,041,107 and $301,360,587, respectively, for the year ended Jan. 31, 2009. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                         YEAR ENDED JAN. 31, 2009
                                     ISSUED FOR
                                     REINVESTED                        NET
                          SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                11,339,192    27,625,158   (34,358,962)       4,605,388
Class B                 1,497,488     7,061,377   (10,225,669)      (1,666,804)
Class R4                  373,890       399,459      (509,615)         263,734
----------------------------------------------------------------------------------


                                         YEAR ENDED JAN. 31, 2008
                                     ISSUED FOR
                                     REINVESTED                        NET
                          SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                 8,120,289    20,087,067   (32,760,617)      (4,553,261)
Class B                 1,139,698     5,730,385   (13,579,353)      (6,709,270)
Class R4                  351,452       255,363      (579,103)          27,712
----------------------------------------------------------------------------------


5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, National Association ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers on behalf of the Fund. Pursuant to the Agreement, all loaned securities are initially collateralized in an amount equivalent to 102% (for securities denominated in U.S. dollars) or 105% (for all other securities) of the value of the loaned securities, including accrued interest in the case of fixed income securities. Collateral is maintained over the life of the loan thereafter in an amount not less than 100% of the market value of loaned securities, as determined at the close of each business day, except to the extent that a collateral shortfall is due to a diminution in the market value of authorized investments in which cash collateral is invested. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Collateral is either in the form of cash or U.S. government securities. Cash collateral received is invested by the

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed on the Portfolio of Investments and the value of cash collateral received at period end is disclosed on the Statement of Assets and Liabilities along with the related obligation to return the collateral upon return of the securities loaned. At Jan. 31, 2009, securities valued at $73,042,846 were on loan secured by cash collateral of $77,390,376 invested in short-term securities or cash equivalents.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $58,156 earned from securities lending from Dec. 1, 2008 through Jan. 31, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, RiverSource Investments, LLC served as securities lending agent for the Fund under the Securities Lending Agency Agreement pursuant to which the Fund agreed to reimburse RiverSource Investments, LLC for expenses incurred by it in connection with the lending program. Expenses paid to RiverSource Investments, LLC as securities lending agent were $17,984 through Nov. 30, 2008 and are included in other expenses on the Statement of Operations. Cash collateral received on loaned securities had been invested in an affiliated money market fund. Income of $540,276 earned from securities lending from Feb. 1, 2008 through Nov. 30, 2008 is included in the Statement of Operations.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $215,399,570 and $267,341,076, respectively, for the

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44  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



year ended Jan. 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Jan. 31, 2009, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the year ended Jan. 31, 2009.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


8. POST-OCTOBER LOSS

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At Jan. 31, 2009, the Fund had a post-October loss of $22,588,242 that is treated for income tax purposes as occurring on Feb. 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in

--------------------------------------------------------------------------------
46  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. and Brian
T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
48  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE SMALL COMPANY INDEX FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Small Company Index Fund (the Fund) (one of the portfolios constituting the RiverSource Market Advantage Series, Inc.) as of January 31, 2009, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods presented through January 31, 2007, were audited by other auditors whose report dated March 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  49

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued) ------------


In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of RiverSource Small Company Index Fund of the RiverSource Market Advantage Series, Inc. at January 31, 2009, and the results of its operations for the year then ended, and changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2009



--------------------------------------------------------------------------------
50  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

Fiscal year ended Jan. 31, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................       100%
    Dividends Received Deduction for corporations................       100%
    U.S. Government Obligations..................................      0.00%
CAPITAL GAIN DISTRIBUTION - the Fund designates $100,794,536 to be taxed as long-term capital gain.



The fund also designates $6,000,000 as distributions of long-term capital gains from earnings and profits distributed to shareholders on the redemption of shares, or the amount necessary to fully distribute such capital gains.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  51

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. The RiverSource complex of funds that each Board member oversees consists of 163 funds, which includes 104 RiverSource funds and 59 Seligman funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      2006                  Attorney
Minneapolis, MN 55402
Age 54
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource Funds, 1999-2006; former Governor of  None
901 S. Marquette Ave.      1999                  Minnesota
Minneapolis, MN 55402
Age 74
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      2007                  Leadership (consulting company)
Minneapolis, MN 55402
Age 54
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      2004                  College; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley College
Age 58
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      1985
Minneapolis, MN 55402
Age 74
------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA       Board member since    Former Managing Director, Shikiar Asset Management       American Progressive
901 S. Marquette Ave.      2005                                                                           Insurance
Minneapolis, MN 55402
Age 73
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Chair of the Board    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      since 2007,           College                                                  Inc. (manufactures
Minneapolis, MN 55402      Board member since                                                             irrigation systems)
Age 70                     2002

------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
52  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
John F. Maher              Board member since    Retired President and Chief Executive Officer and        None
901 S. Marquette Ave.      2008                  former Director, Great Western Financial Corporation
Minneapolis, MN 55402                            (financial services), 1986-1997
Age 64
------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      2004                  real estate and asset management company)
Minneapolis, MN 55402
Age 56
------------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie            Board member since    Counsel, Lewis & Munday, P.C. since 1987; Vice           Digital Ally, Inc.
901 S. Marquette Ave.      2008                  President and General Counsel, Automotive Legal          (digital imaging);
Minneapolis, MN 55402                            Affairs, Chrysler Corporation, 1990-1997                 Infinity, Inc. (oil
Age 66                                                                                                    and gas exploration
                                                                                                          and production); OGE
                                                                                                          Energy Corp. (energy
                                                                                                          and energy services)
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      2002                  since 2003 (biotechnology); former President, Forester   Pharmaceuticals,
Minneapolis, MN 55402                            Biotech                                                  Inc.
Age 64                                                                                                    (biotechnology);
                                                                                                          Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  53

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------


BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member since    President -- U.S. Asset Management and Chief Investment  None
53600 Ameriprise           2001,                 Officer, Ameriprise Financial, Inc. and President,
Financial Center           Vice President since  Chairman of the Board and Chief Investment Officer,
Minneapolis, MN 55474      2002                  RiverSource Investments, LLC since 2005; Director,
Age 48                                           President and Chief Executive Officer, Ameriprise
                                                 Certificate Company and Chairman of the Board, Chief
                                                 Executive Officer and President, RiverSource
                                                 Distributors, Inc. since 2006; Chief Executive Officer
                                                 and President, RiverSource Fund Distributors, Inc.
                                                 since 2008; Senior Vice President -- Chief Investment
                                                 Officer, Ameriprise Financial, Inc. and Chairman of the
                                                 Board and Chief Investment Officer, RiverSource
                                                 Investments, LLC, 2001-2005
------------------------------------------------------------------------------------------------------------------------------


* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Patrick T. Bannigan        President since 2006  Director and Senior Vice President -- Asset Management,
172 Ameriprise Financial                         Products and Marketing, RiverSource Investments, LLC
Center                                           and Director and Vice President -- Asset Management,
Minneapolis, MN 55474                            Products and Marketing, RiverSource Distributors, Inc.
Age 43                                           since 2006; Managing Director and Global Head of
                                                 Product, Morgan Stanley Investment Management, 2004-
                                                 2006; President, Touchstone Investments, 2002-2004

--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
54  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Michelle M. Keeley         Vice President since  Executive Vice President -- Equity and Fixed Income,
172 Ameriprise Financial   2004                  Ameriprise Financial, Inc. and RiverSource Investments,
Center                                           LLC since 2006; Vice President -- Investments,
Minneapolis, MN 55474                            Ameriprise Certificate Company since 2003; Senior Vice
Age 44                                           President -- Fixed Income, Ameriprise Financial, Inc.,
                                                 2002-2006 and RiverSource Investments, LLC, 2004-2006
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Vice President -- Asset Management and Trust Company
5228 Ameriprise Financial  2006                  Services, RiverSource Investments, LLC since 2006; Vice
Center Minneapolis, MN                           President -- Operations and Compliance, RiverSource
55474                                            Investments, LLC, 2004-2006; Director of Product
Age 43                                           Development -- Mutual Funds, Ameriprise Financial,
                                                 Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since 2002  Vice President -- Investment Accounting, Ameriprise
105 Ameriprise Financial                         Financial, Inc. since 2002; Chief Financial Officer,
Center                                           RiverSource Distributors, Inc. since 2006
Minneapolis, MN 55474
Age 53
--------------------------------------------------------------------------------------------------------

Scott R. Plummer           Vice President,       Vice President and Chief Counsel -- Asset Management,
5228 Ameriprise Financial  General Counsel and   Ameriprise Financial, Inc. since 2005; Chief Counsel,
Center                     Secretary since 2006  RiverSource Distributors, Inc. and Chief Legal Officer
Minneapolis, MN 55474                            and Assistant Secretary, RiverSource Investments, LLC
Age 49                                           since 2006; Vice President, General Counsel and
                                                 Secretary, Ameriprise Certificate Company since 2005;
                                                 Vice President -- Asset Management Compliance,
                                                 Ameriprise Financial, Inc., 2004-2005; Senior Vice
                                                 President and Chief Compliance Officer, USBancorp Asset
                                                 Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Jennifer D. Lammers        Chief Compliance      U.S. Asset Management Chief Compliance Officer,
172 Ameriprise Financial   Officer since 2006*   RiverSource Investments, LLC since 2006;
Center                                           Director -- Mutual Funds, Voyageur Asset Management,
Minneapolis, MN 55474                            2003-2006; Director of Finance, Voyageur Asset
Age 48                                           Management, 2000-2003
--------------------------------------------------------------------------------------------------------

Eleanor T.M. Hoagland      Chief Compliance      Chief Compliance Officer, RiverSource Investments, LLC
100 Park Avenue            Officer since 2009*   (J. & W. Seligman & Co. Incorporated prior to Nov.
New York, NY 10010                               2008), for each of the investment companies of the
Age 56                                           Seligman group of funds since 2004 and all RiverSource
                                                 funds since 2009; Money Laundering Prevention Officer
                                                 and Identity Theft Prevention Officer, RiverSource
                                                 Investments, LLC since 2008; Managing Director, J. & W.
                                                 Seligman & Co. Incorporated and Vice-President for each
                                                 of the investment companies of the Seligman group of
                                                 funds, 2004-2008
--------------------------------------------------------------------------------------------------------
* Effective February 2009, Ms. Lammers no longer serves as the Chief Compliance Officer for the funds and Ms. Hoagland now serves in that capacity.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  55

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Neysa M. Alecu             Money Laundering      Compliance Director and Anti-Money Laundering Officer,
2934 Ameriprise Financial  Prevention Officer    Ameriprise Financial, Inc. since 2004; Manager Anti-
Center                     since 2004            Money Laundering, Ameriprise Financial, Inc., 2003-
Minneapolis, MN 55474                            2004; Compliance Director and Bank Secrecy Act Officer,
Age 44                                           American Express Centurion Bank, 2000-2003
--------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
56  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  57

RIVERSOURCE SMALL COMPANY INDEX FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C) 2009 RiverSource Investments, LLC.                             S-6357 V (4/09)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

         (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind, John F. Maher and Anne P. Jones, each qualify as audit committee financial experts.

Item 4.  Principal Accountant Fees and Services

Fund - Related Fees

(a) Audit Fees. The fees for the year ended Jan. 31, to Ernst & Young LLP for professional services rendered for the audit of the annual financial statements for RiverSource Market Advantage Series, Inc. were as follows:

                        2009 - $139,040   2008 - $131,200

(b) Audit - Related Fees. The fees for the year ended Jan. 31, to Ernst & Young LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 and the semiannual financial statement review for RiverSource Market Advantage Series, Inc. were as follows:

                        2009 - $7,000     2008 - $6,360

(c) Tax Fees. The fees for the year ended Jan. 31, to Ernst & Young LLP for tax compliance related services for RiverSource Market Advantage Series, Inc. were as follows:

                        2009 - $22,896    2008 - $21,600

(d) All Other Fees. The fees for the year ended Jan. 31, to Ernst & Young LLP for additional professional services rendered for RiverSource Market Advantage Series, Inc. were as follows:

                        2009 - $0         2008 - $0

(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2009 and 2008 were pre-approved by the audit committee.

(f)  Not applicable.

(g) Non-Audit Fees. The fees for the year ended Jan. 31, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                        2009 - $637,216   2008 - $741,410

(h) 100% of the services performed in item (g) above during 2009 and 2008 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource Mutual Funds Audit Committee.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

         (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial

         Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

         (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

         (a)(3) Not applicable.

         (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           RiverSource Market Advantage Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 1, 2009


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date April 1, 2009